As filed with the Securities and Exchange Commission on October 14, 1997

                                                              File Nos. 33-69686
                                                                        811-8064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 23
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 24


                             THE MONTGOMERY FUNDS II
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                          JOHN E. PELLETIER, Secretary
                                60 State Street
                          Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                            -------------------------

                        It is proposed that this filing will become effective


              _____     immediately upon filing pursuant to Rule 485(b)
              __X__     on October 15, 1997 pursuant to Rule 485(b)
              _____     60 days after filing pursuant to Rule 485(a)(1)
              _____     75 days after filing pursuant to Rule 485(a)(2)
              _____     on June 30, 1997 pursuant to Rule 485(a)



      Pursuant  to Rule 24f-2  under the  Investment  Company  Act of 1940,  the
Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997 was filed on August 29, 1997.

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

          Total number of pages _____. Exhibit Index appears at _____.

                             THE MONTGOMERY FUNDS II

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement


         Cross-Reference Sheet for  Prospectus  for Class R shares of Montgomery
                  U.S.  Asset   Allocation  Fund  (formerly,   Montgomery  Asset
                  Allocation Fund)

         Cross-Reference Sheet for  Prospectus  for Class P shares of Montgomery
                  U.S.  Asset   Allocation  Fund  (formerly,   Montgomery  Asset
                  Allocation Fund)

         Cross-Reference Sheet for  Prospectus  for Class R shares of Montgomery
                  Institutional Series: Emerging Markets Portfolio



         Part A - Prospectus for Class R shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Global Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund

         Part A - Prospectus for Class P shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Opportunities Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Select 50 Fund, Montgomery Government Reserve Fund, Montgomery Short Duration Government Bond Fund, Montgomery International Growth Fund, Montgomery Emerging Markets Fund and Montgomery International Small Cap Fund

         Part A - Prospectus  for  Montgomery  Institutional  Series:   Emerging
                  Markets Portfolio

         Part B - Statement of Additional  Information  for Class R, Class P and
                  Class L shares of Montgomery Growth Fund, Montgomery Equity Income Fund, Montgomery Small Cap Fund, Montgomery Small Cap Opportunities Fund, Montgomery Micro Cap Fund, Montgomery Global Opportunities Fund, Montgomery Global

                  Communications Fund, Montgomery International Small Cap Fund, Montgomery International Growth Fund, Montgomery Latin America Fund, Montgomery Emerging Asia Fund, Montgomery Emerging Markets Fund, Montgomery Select 50 Fund, Montgomery U.S. Asset Allocation Fund, Montgomery Global Asset Allocation Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund, Montgomery California Tax-Free Intermediate Bond Fund and Montgomery California Tax-Free Money Fund


         Part B - Statement   of   Additional    Information    for   Montgomery
                  Institutional Series: Emerging Markets Portfolio

         Part C - Other Information

         Signature Page

         Exhibits

                             THE MONTGOMERY FUNDS II

                              CROSS REFERENCE SHEET

                                    FORM N-1A


                   Part A: Information Required in Prospectus
                 ----------------------------------------------

                  (Prospectuses for Class R and Class P shares)

                                       Location in the
N-1A                                   Registration Statement
Item No.  Item                         by Heading
-------   ----                         ----------------------

1.        Cover Page                   Cover Page

2.        Synopsis                     "Montgomery Funds," "Fees and Expenses of the
                                       Funds"

3.        Condensed Financial          Financial Highlights
          Information

4.        General Description          Cover Page, "Montgomery Funds,""The Funds'
                                       Investment Objective and Policies," "Portfolio
                                       Securities," "Other Investment Practices," "Risk
                                       Considerations" and "General Information"

5.        Management of                "The Funds' Investment Objective and Policies,"
          the Fund                     "Management of the Funds" and
                                       "How to Invest in the Funds"

5A.       Management's Discussion      Not Applicable (contained in the Funds' Annual
          of Fund Performance          Report)


6.        Capital Stock and            "Montgomery Funds," "Dividends and Distributions,"
          Other Securities             "Taxation" and "General Information"

7.        Purchase of Securities       "How to Invest in the Funds,"
          Being Offered                "How Net Asset Value is Determined,"
                                       "General Information" and
                                       "Backup Withholding Instructions"

8.        Redemption or                "How to Redeem an Investment in the Funds" and
          Repurchase                   "General Information"

9.        Pending Legal                Not Applicable
          Proceedings



                             THE MONTGOMERY FUNDS II

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                  --------------------------------------------

  (Prospectus for Montgomery Institutional Series: Emerging Markets Portfolio)

                                             Location in the
N-1A                                         Registration Statement
Item No.  Item                               by Heading
--------  ----                               ----------------------

1.        Cover Page                         Cover Page

2.        Synopsis                           "Fees and Expenses of the Fund"

3.        Condensed Financial                Not Applicable
          Information

4.        General Description                Cover Page, "The Fund's Investment
                                             Objectives and Policies,"
                                             "Portfolio Securities," "Other
                                             Investment Practices," "Risk
                                             Considerations" and "General
                                             Information" of Registrant

5.        Management of                      "The Fund's Investment Objectives
          the Fund                           and Policies," "Management of the
                                             Fund" and "How to Invest in the
                                             Fund"


5A.       Management's Discussion            Not Applicable
          of Fund Performance


6.        Capital Stock and                  "Dividends and Distributions,"
          Other Securities                   "Taxation" and "General
                                             Information"


7.        Purchase of Securities             "How to Invest in the Fund," "How
          Being Offered                      Net Asset Value is Determined,"
                                             "General Information" and
                                             "Backup Withholding Instructions"

8.        Redemption or                      "How to Redeem an Investment in the
          Repurchase                         Fund" and "General Information"

9.        Pending Legal                      Not Applicable
          Proceedings

                         PART B: Information Required in
                       Statement of Additional Information
                     --------------------------------------
                 (Combined Statement of Additional Information)


                                    Location in the
N-1A                                Registration Statement
Item No.  Item                      by Heading
-------   ----                      ----------------------
10.       Cover Page                Cover Page

11.       Table of Contents         Table of Contents

12.       General Information       "The Trusts" and "General Information"
          and History

13.       Investment Objectives     "Investment Objectives and Policies of the
                                    Funds," "Risk Considerations" and
                                    "Investment Restrictions"

14.       Management of the         "Trustees and Officers"
          Registrant

15.       Control Persons and       "Trustees and Officers" and
          Principal Holders of      "General Information"
          Securities

16.       Investment Advisory       "Investment Management and Other Services"
          and Other Services

17.       Brokerage Allocation      "Execution of Portfolio Transactions"

18.       Capital Stock and         "The Trusts" and "General Information"
          Other Securities

19.       Purchase, Redemption      "Additional Purchase and Redemption
          and Pricing of            Information" and "Determination of Net Asset
          Securities Being          Value"
          Offered

20.       Tax Status                "Distributions and Tax Information"

21.       Underwriters              "Principal Underwriter"

22.       Calculation of            "Performance Information"
          Performance Data

23.       Financial Statements      "Financial Statements"

                         PART B: Information Required in
                       Statement of Additional Information
                  --------------------------------------------
                    (Statement of Additional Information for
          Montgomery Institutional Series: Emerging Markets Portfolio)



N-1A                                         Registration Statement
Item No.  Item                               by Heading
-------   ----                               -----------------------

10.       Cover Page                         Cover Page

11.       Table of Contents                  Table of Contents

12.       General Information                "The Trust" and "General
          and History                        Information"

13.       Investment Objectives              "Investment Objective and Policies
                                             of the Fund," "Risk Considerations"
                                             and "Investment Restrictions"

14.       Management of the                  "Trustees and Officers"
          Registrant

15.       Control Persons and                "Trustees and Officers" and
                                             Principal Holders of "General
                                             Information" Securities

16.       Investment Advisory                "Investment Management and Other
          and Other Services                 Services"

17.       Brokerage Allocation               "Execution of Portfolio
                                             Transactions"

18.       Capital Stock and                  "The Trust" and "General
          Other Securities                   Information"

19.       Purchase, Redemption               "Additional Purchase and Redemption
          and Pricing of                     Information" and "Determination of
          Securities Being                   Net Asset Value"
          Offered

20.       Tax Status                         "Distributions and Tax Information"

21.       Underwriters                       "Principal Underwriter"

22.       Calculation of                     "Performance Information"
          Performance Data

23.       Financial Statements               "Financial Statements"

      ---------------------------------------------------------------------

                                     PART A

                     COMBINED PROSPECTUS FOR CLASS R SHARES

      ---------------------------------------------------------------------

[LOGO]

Prospectus
October 15, 1997


The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)
www.montgomeryfunds.com

Invest wiselySM

TABLE OF CONTENTS

The Montgomery Funds                                       1
Fees and Expenses of the Funds                             4
Financial Highlights                                       7
The Funds' Investment Objectives and Policies             16
Portfolio Securities                                      25
Other Investment Practices                                29
Risk Considerations                                       31
Management of the Funds                                   35
How to Contact the Funds                                  40
How to Invest in the Funds                                40
How to Redeem an Investment in the Funds                  43
Exchange Privileges and Restrictions                      45
Brokers and Other Intermediaries                          45
How Net Asset Value Is Determined                         46
Dividends and Distributions                               46
Taxation                                                  47
General Information                                       48
Backup Withholding                                        49
Glossary                                                  50


Each Fund's shares offered in this prospectus (the Class R shares) are sold at net asset value (NAV) with no sales load, no commissions, no Rule 12b-1 fees and no redemption or exchange fees. The minimum initial investment in each Fund is $1,000 ($5,000 for the Micro Cap Fund), and subsequent investments must be at least $100 ($500 for the Micro Cap Fund). The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of either The Montgomery Funds or The Montgomery Funds II, both open-end management investment companies, managed by Montgomery Asset Management LLC (the "Manager"), an affiliate of Commerzbank AG. Each Fund has its own investment objective and policies designed to meet different investment goals. Funds Distributor, Inc., which is not affiliated with the Manager, is the distributor of the funds (the "Distributor"). As with all mutual funds, attainment of each Fund's investment objective cannot be assured.

This prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it and retain it for future reference. A Statement of Additional Information dated October 15, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863). If you are viewing the electronic version of this prospectus through an online computer service, you may request a printed version free of charge by calling (800) 572-FUND (3863).

The Internet World Wide Web site for The Montgomery Funds is www.montgomeryfunds.com. The Securities and Exchange Commission maintains a Web site (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The Montgomery Funds and The Montgomery Funds II.

An investment in the funds is neither insured nor guaranteed by the U.S. government. There can be no assurance that Montgomery Government Reserve Fund, Montgomery Federal Tax-Free Money Fund and Montgomery California Tax-Free Money Fund will be able to maintain a stable net asset value of $1 per share. The California Tax-Free Money Fund may invest a significant percentage of its assets in a single issuer and, therefore, an investment in it may be riskier than an investment in other types of money market funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The following 21 mutual funds (the "Funds") are offered in this prospectus:

--------------------------------------------------------------------------------
 FUND                                                    FUND             STOCK
                                                        NUMBER            TICKER
--------------------------------------------------------------------------------
 Montgomery U.S. Equity Funds
 -------------------------------------------------------------------------------
 Growth Fund                                              284              MNGFX
 -------------------------------------------------------------------------------
 Small Cap Opportunities Fund                             645              MNSOX
 -------------------------------------------------------------------------------
 Small Cap Fund                                           276              MNSCX
 -------------------------------------------------------------------------------
 Micro Cap Fund                                           294              MNMCX
 -------------------------------------------------------------------------------
 Equity Income Fund                                       293              MNEIX
 -------------------------------------------------------------------------------
 Montgomery Foreign and Global Equity Funds
 -------------------------------------------------------------------------------
 International Growth Fund                                296              MNIGX
 -------------------------------------------------------------------------------
 International Small Cap Fund                             283              MNISX
 -------------------------------------------------------------------------------
 Emerging Markets Fund                                    277              MNEMX
 -------------------------------------------------------------------------------
 Emerging Asia Fund                                       648              MNEAX
 -------------------------------------------------------------------------------
 Latin America Fund                                       652              MNLAX
 -------------------------------------------------------------------------------
 Global Opportunities Fund                                285              MNGOX
 -------------------------------------------------------------------------------
 Global Communications Fund                               280              MNGCX
 -------------------------------------------------------------------------------
 Montgomery Multi-Strategy Funds
 -------------------------------------------------------------------------------
 Select 50 Fund                                           295              MNSFX
 -------------------------------------------------------------------------------
 U.S. Asset Allocation Fund                               291              MNAAX
 -------------------------------------------------------------------------------
 Global Asset Allocation Fund                             649               N/A
 -------------------------------------------------------------------------------
 Montgomery U.S. Fixed-Income and Money Market Funds
 -------------------------------------------------------------------------------
 Total Return Bond Fund                                   650              MNTRX
 -------------------------------------------------------------------------------
 Short Duration Government Bond Fund                      279              MNSGX
 -------------------------------------------------------------------------------
 Government Reserve Fund                                  278              MNGXX
 -------------------------------------------------------------------------------
 California Tax-Free Intermediate Bond Fund               281              MNCTX
 -------------------------------------------------------------------------------
 California Tax-Free Money Fund                           292              MCFXX
 -------------------------------------------------------------------------------
 Federal Tax-Free Money Fund                              647              MFFXX
 -------------------------------------------------------------------------------

U.S. Equity Funds

Montgomery Growth Fund
Invests primarily in equity securities of domestic companies of all sizes and emphasizes companies having total market capitalizations of more than $1 billion.

Montgomery Small Cap Opportunities Fund
Invests  primarily  in  equity  securities  of   small-capitalization   domestic
companies (less than $1 billion).

Montgomery Small Cap Fund
Invests   primarily   in  equity   securities,   usually   common   stocks,   of
small-capitalization domestic companies (less than $1 billion). (Closed to new investors.)

Montgomery Micro Cap Fund
Invests primarily in equity securities of domestic companies that have the potential for rapid growth and are micro-capitalization companies. (Closed to new investors.)

Montgomery Equity Income Fund
Invests primarily in income-producing equity securities of domestic companies having total market capitalizations of more than $1 billion.

Foreign and Global Equity Funds

Montgomery International Growth Fund
Invests primarily in equity securities of companies outside the United States having total market capitalizations more than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery International Small Cap Fund
Invests primarily in equity securities of companies outside the U.S. having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery Emerging Markets Fund
Invests primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

Montgomery Emerging Asia Fund
Invests primarily in the equity securities of emerging Asia companies.

Montgomery Latin America Fund
Invests primarily in the equity securities of companies in Latin America.

Montgomery Global Opportunities Fund
Invests primarily in equity securities of companies of all sizes throughout the world with sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery Global Communications Fund
Invests primarily in equity securities of communications companies throughout the world having sound fundamental values and potential for long-term growth at a reasonable price.

Multi-Strategy Funds

Montgomery Select 50 Fund
Invests primarily in at least 50 different equity securities of companies of all sizes throughout the world.

Montgomery U.S. Asset Allocation Fund
A   fund-of-funds   that   allocates   its   investments   among   three   asset
classes--domestic   stocks,   fixed-income   securities   and   cash   or   cash
equivalents--using Funds from The Montgomery Funds family.

Montgomery Global Asset Allocation Fund
A fund-of-funds that allocates its investments among five asset classes--domestic stocks, international developed markets stocks, emerging markets stocks, domestic dollar-denominated debt instruments and cash or cash equivalents--using specific Montgomery Funds, each of which focuses on separate investment disciplines.

U.S. Fixed-Income and Money Market Funds

Montgomery Total Return Bond Fund
Invests  primarily  in a  broad  range  of  fixed-income  securities,  including marketable corporate debt securities, U.S. government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. It seeks higher yields than money market funds generally, with less fluctuation in the value of its shares than long-term bond funds. This Fund does not maintain a stable net asset value of $1 per share.

Montgomery Short Duration Government Bond Fund
Invests primarily in U.S. government securities and maintains an average portfolio effective duration comparable to or less than three-year U.S. Treasury notes. It targets higher yields than money market funds generally, with less fluctuation in the value of its shares than long-term bond funds. This Fund does not maintain a stable net asset value of $1 per share.

Montgomery Government Reserve Fund
Invests only in U.S. government securities, repurchase agreements for U.S. government securities and other money market funds investing exclusively in U.S. government securities and such repurchase agreements. It seeks to maintain a stable net asset value of $1 per share.

Montgomery California Tax-Free Intermediate Bond Fund
Invests  primarily  in  federal  and  state  tax-exempt   California   municipal
securities. It targets higher yields than tax-free money market funds but generally with less fluctuation in the value of its shares than long-term tax-free bond funds. It does not maintain a stable net asset value of $1 per share. This Fund is available to California residents only.

Montgomery California Tax-Free Money Fund
Invests  primarily  in  federal  and  state  tax-exempt   California   municipal
securities. It seeks to maintain a stable net asset value of $1 per share. This Fund is available to California residents only.

Montgomery Federal Tax-Free Money Fund
Invests primarily in federal tax-exempt municipal securities. It seeks to maintain a stable net asset value of $1 per share.

The Funds offer other classes of shares to eligible investors. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this prospectus, call The Montgomery Funds at (800) 572-FUND (3863) or contact sales representatives or financial intermediaries who offer those classes.


Fees and Expenses of the Funds

Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of a
Fund:

-------------------------------------------------------------------------------------------------------------------------------
   MAXIMUM SALES LOAD       MAXIMUM SALES LOAD      MAXIMUM DEFERRED SALES       REDEMPTION FEES+           EXCHANGE FEES
  IMPOSED ON PURCHASES     IMPOSED ON REINVESTED             LOAD
                           DIVIDENDS (AND OTHER
                              DISTRIBUTIONS)
-------------------------------------------------------------------------------------------------------------------------------
          None                     None                      None                      None                     None
-------------------------------------------------------------------------------------------------------------------------------

    + Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. Shareholders who request redemption checks to be sent by Federal Express may be required to pay a $10 fee that will be directly deducted from redemption proceeds. The Montgomery Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within 90 days of purchase.

Annual Fund Operating Expenses (as a percentage of average net assets):
                                                      MANAGEMENT FEES*       OTHER EXPENSES      TOTAL FUND OPERATING EXPENSES
                                                                          (AFTER REIMBURSEMENT    (AFTER REIMBURSEMENT UNLESS
                                                                             UNLESS NOTED)*                 NOTED)*
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                               0.92%                0.33%                      1.25%
  -----------------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities Fund                              1.19%                0.31%                      1.50%
  -----------------------------------------------------------------------------------------------------------------------------
  Small Cap Fund                                            1.00%                0.23%                      1.23%
  -----------------------------------------------------------------------------------------------------------------------------
  Micro Cap Fund                                            1.34%                0.36%                      1.70%
  -----------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                        0.60%                0.25%                      0.85%
  -----------------------------------------------------------------------------------------------------------------------------
  Foreign and Global Equity Funds
  -----------------------------------------------------------------------------------------------------------------------------
  International Growth Fund                                 1.10%                0.55%                      1.65%
  -----------------------------------------------------------------------------------------------------------------------------
  International Small Cap Fund                              1.25%                0.65%                      1.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                                     1.05%                0.55%                      1.60%
  -----------------------------------------------------------------------------------------------------------------------------
  Emerging Asia Fund                                        1.25%                0.65%                      1.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Latin America Fund                                        1.25%                0.65%                      1.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Global Opportunities Fund                                 1.25%                0.65%                      1.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Global Communications Fund                                1.25%                0.65%                      1.90%
  -----------------------------------------------------------------------------------------------------------------------------
  Multi-Strategy Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Select 50 Fund                                            1.25%                0.55%                      1.80%
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Asset Allocation Fund                                0.00%                1.30%#**                   1.30%#
  -----------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Fund                              0.20%                1.55%#**                   1.75%#
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Fixed-Income and Money Market Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Total Return Bond Fund                                    0.50%                0.20%                      0.70%
  -----------------------------------------------------------------------------------------------------------------------------
  Short Duration Government Bond Fund                       0.50%                0.10%                      0.60%
  -----------------------------------------------------------------------------------------------------------------------------

                                       4

                                                      MANAGEMENT FEES*       OTHER EXPENSES      TOTAL FUND OPERATING EXPENSES
                                                                          (AFTER REIMBURSEMENT    (AFTER REIMBURSEMENT UNLESS
                                                                             UNLESS NOTED)*                 NOTED)*
  -----------------------------------------------------------------------------------------------------------------------------
  Government Reserve Fund                                   0.35%                0.25%                      0.60%
  -----------------------------------------------------------------------------------------------------------------------------
  California Tax-Free Intermediate Bond Fund                0.50%                0.18%+                     0.68%+
  -----------------------------------------------------------------------------------------------------------------------------
  California Tax-Free Money Fund                            0.40%                0.18%+                     0.58%+
  -----------------------------------------------------------------------------------------------------------------------------
  Federal Tax-Free Money Fund                               0.40%                0.20%                      0.60%
  -----------------------------------------------------------------------------------------------------------------------------

This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

    * Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1997. Expenses for the Montgomery Latin America Fund, Montgomery Global Asset Allocation Fund and Montgomery Total Return Bond Fund are estimated. The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction, actual total fund operating expenses for the period ended June 30, 1997 (annualized) would have been as follows: Montgomery Equity Income Fund, 1.46% (0.86% other expenses); Montgomery Small Cap Opportunities Fund, 1.75% (0.56% other expenses); Montgomery Global Opportunities Fund, 2.62% (1.37% other expenses); Montgomery Global Communications Fund, 2.00% (0.75% other expenses);  Montgomery  International  Growth  Fund,  2.37%  (1.27% other expenses);  Montgomery  International  Small Cap Fund, 2.60% (1.35% other expenses);  Montgomery  Emerging Asia Fund, 2.69% (1.44% other expenses);
       Montgomery U.S. Asset Allocation Fund, 1.49% (1.49% other expenses); Montgomery Global Asset Allocation Fund, 4.84% (4.64% other expenses); Montgomery Select 50 Fund, 1.92% (0.67% other expenses); Montgomery Short Duration Government Bond Fund, 2.05% (1.55% other expenses); Montgomery Government Reserve Fund, 0.62% (0.27% other expenses); Montgomery California Tax-Free Money Fund, 0.69% (0.29% other expenses); Montgomery California Tax-Free Intermediate Bond Fund, 1.18% (0.68% other expenses); and Montgomery California Tax-Free Money Fund, 0.73% (0.33% other expenses). Absent the reduction, actual total Fund operating expenses are estimated to be as follows: Montgomery Total Return Bond Fund, 1.50% (1.00% other expenses); and Montgomery Latin America Fund, 3.25% (2.00% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."

   **  Estimated   expenses  of  Montgomery  U.S.  Asset   Allocation  Fund  and
       Montgomery Global Asset Allocation Fund (excluding expenses related to the Underlying Funds and after reimbursement) are 0.25% for the Montgomery U.S. Asset Allocation Fund and 0.50% for the Montgomery Global Asset Allocation Fund. Estimated expenses related to the Underlying Funds for Montgomery U.S. Asset Allocation Fund are 1.05%, and the estimated expenses related to the Underlying Funds for Montgomery Global Asset Allocation Fund are 1.25%.

    +  These figures show actual expenses; no reimbursements or waivers applied.

    # Even if the total expenses of the Underlying Funds exceed 1.05% for the Montgomery U.S. Asset Allocation Fund (1.25% for the Montgomery Global Asset Allocation Fund), the Manager has agreed to limit the Montgomery U.S. Asset Allocation Fund's total fund operating expenses to 1.30% and the Montgomery Global Asset Allocation Fund's total fund operating expenses to 1.75%, respectively. The total expenses for the Underlying Funds for the Montgomery U.S. Asset Allocation Fund (currently estimated to be 1.05%) and the total expenses for the Underlying Funds for the Montgomery Global Asset Allocation Fund (currently estimated to be 1.25%) will depend on the actual expenses of the respective Underlying Funds and how the Funds' assets are allocated among those Underlying Funds.

Example of Expenses for the Funds

Assuming,  hypothetically,  that each  Fund's  annual  return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:
                                                             1 YEAR          3 YEARS           5 YEARS           10 YEARS
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                                 $13              $40               $ 69              $151
  -----------------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities Fund                                $15              $47               $ 82              $178
  -----------------------------------------------------------------------------------------------------------------------------
  Small Cap Fund                                              $13              $39               $ 67              $148
  -----------------------------------------------------------------------------------------------------------------------------
  Micro Cap Fund                                              $17              $54               $ 92              $200
  -----------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                          $ 9              $27               $ 47              $105
  -----------------------------------------------------------------------------------------------------------------------------
  Foreign and Global Equity Funds
  -----------------------------------------------------------------------------------------------------------------------------
  International Growth Fund                                   $17              $52               $ 90              $195
  -----------------------------------------------------------------------------------------------------------------------------
  International Small Cap Fund                                $19              $60               $102              $221
  -----------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                                       $16              $59               $ 87              $189
  -----------------------------------------------------------------------------------------------------------------------------
  Emerging Asia Fund                                          $19              $60               $102              $221
  -----------------------------------------------------------------------------------------------------------------------------
  Latin America Fund                                          $19              $60               $102              $221
  -----------------------------------------------------------------------------------------------------------------------------

                                                             1 YEAR          3 YEARS           5 YEARS           10 YEARS
  -----------------------------------------------------------------------------------------------------------------------------

  Global Opportunities Fund                                   $19              $60               $102              $221
  -----------------------------------------------------------------------------------------------------------------------------
  Global Communications Fund                                  $19              $60               $102              $221
  -----------------------------------------------------------------------------------------------------------------------------
  Multi-Strategy Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Select 50 Fund                                              $18              $57               $ 97              $211
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Asset Allocation Fund                                  $13              $41               $ 71              $156
  -----------------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation Fund                                $18              $55               $ 95              $206
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Fixed-Income and Money Market Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Total Return Bond Fund                                      $ 7              $22               $ 39              $ 87
  -----------------------------------------------------------------------------------------------------------------------------
  Short Duration Government Bond Fund                         $ 6              $19               $ 33              $ 75
  -----------------------------------------------------------------------------------------------------------------------------
  Government Reserve Fund                                     $ 6              $19               $ 33              $ 75
  -----------------------------------------------------------------------------------------------------------------------------
  California Tax-Free Intermediate Bond Fund                  $ 7              $22               $ 38              $ 85
  -----------------------------------------------------------------------------------------------------------------------------
  California Tax-Free Money Fund                              $ 6              $19               $ 32              $ 72
  -----------------------------------------------------------------------------------------------------------------------------
  Federal Tax-Free Money Fund                                 $ 6              $19               $ 33              $ 75
  -----------------------------------------------------------------------------------------------------------------------------

This example is to show the effect of expenses. This example does not represent past or future expenses or returns. Actual expenses and returns may vary.

Financial Highlights
Selected per-Share Data and Ratios

The following financial information for the periods ended June 30, 1992, through
June 30, 1997, was audited by Deloitte & Touche LLP, whose report,  dated August
18, 1997,  appears in the 1997 Annual Report of the Funds.  The  information for the period ended June 30,  1991,  was audited by other  independent  accountants whose report is not included herein.
                                                                                                             Small Cap
                                                                      Growth Fund                        Opportunities Fund

                                                                   FISCAL YEAR ENDED JUNE 30           FISCAL YEAR ENDED JUNE 30
 SELECTED PER-SHARE DATA FOR THE YEAR ENDED:              1997##      1996        1995      1994(A)        1997      1996(B)##
                                                          $21.94     $19.16      $15.27     $12.00        $15.80      $12.00
 Net asset value--beginning of year
 Net investment income/(loss)                               0.15       0.17        0.12       0.04         (0.13)       0.02
 Net realized and unrealized gain/(loss) on                 3.90       4.32        3.91       3.31++        1.86        3.78++
     investments
 Net increase/(decrease) in net assets resulting from       4.05       4.49        4.03       3.35          1.73        3.80
     investment operations
 Distributions:
     Dividends from net investment income                  (0.15)     (0.17)      (0.07)     (0.01)        (0.00)#       --
     Distributions from net realized capital gains         (2.77)     (1.54)      (0.07)        --            --         --
     Distributions in excess of net realized capital          --         --          --      (0.07)           --         --
         gains
 Total distributions                                       (2.92)     (1.71)      (0.14)     (0.08)        (0.00)#       --
 Net asset value--end of year                             $23.07     $21.94      $19.16     $15.27        $17.53      $15.80
 Total return**                                            20.44%     24.85%      26.53%     27.98%        10.97%      31.67%

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000s)                    $1,137,343   $926,382    $878,776   $149,103      $226,318    $136,140
 Ratio of net investment income/(loss) to average net       0.69%      0.78%       0.98%      1.09%+       (0.86)%      0.23%+
     assets
 Net investment income/(loss) before deferral of fees         --        --           --       $0.03       $(0.16)     $(0.04)
     by Manager
 Portfolio turnover rate                                   61.10%     118.14%     128.36%    110.65%       154.50%     81.29%
 Average commission rate paid+++                         $0.0595     $0.0596         N/A        N/A       $0.0562    $0.0578
 Expense ratio before deferral of fees by Manager             --        --           --       1.79%+         1.75%      2.16%+
 Expense ratio including interest expense                   1.27%      1.35%       1.50%      1.49%+         1.50%      1.50%+

   (A) The Growth Fund's Class R shares commenced operations on September 30, 1993.
   (B) The Small Cap Opportunities Fund's Class R shares commenced operations on December 29, 1995.
   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
   ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
   ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with the results of operations.

                                                                                      Small Cap Fund

                                                                                FISCAL YEAR ENDED JUNE 30
SELECTED PER-SHARE DATA FOR THE YEAR ENDED:         1997       1996      1995       1994      1993       1992      1991     1991(A)
Net asset value--beginning of year                 $21.55     $17.11    $15.15     $16.83    $12.90     $13.24    $10.05   $10.62
Net investment income/(loss)                        (0.18)     (0.09)    (0.10)     (0.12)    (0.11)     (0.06)    (0.06)   (0.07)
Net realized and unrealized gain/(loss) on           1.43       6.31      3.04       (0.47)    4.04       3.25      3.27     2.71
    investments
Net increase/(decrease) in net assets resulting      1.25       6.22      2.94       (0.59)    3.93       3.19      3.21     2.64
    from investment operations
Distributions:
    Dividends from net investment income               --        --         --        --         --        --         --       --
    Distributions in excess of net investment          --        --         --        --         --        --         --       --
        income
    Distributions from net realized capital gains   (3.28)     (1.78)    (0.98)      (1.09)      --      (2.75)    (0.02)   (0.02)
    Distributions in excess of net realized            --        --         --        --         --        --         --       --
        capital gains
    Distributions from capital                         --        --         --        --         --      (0.78)       --       --
Total distributions                                 (3.28)     (1.78)    (0.98)      (1.09)      --      (3.53)    (0.02)   (0.02)
Net asset value--end of year                       $19.52     $21.55    $17.11      $15.15   $16.83     $12.90    $13.24   $13.24
Total return**                                       6.81%     39.28%    20.12%      (1.59)%  30.47%     27.69%    31.97%   24.89%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)                $198,298   $275,062  $202,399   $209,063  $219,968   $176,588   $27,181  $27,181
Ratio of net investment income/(loss) to average    (0.78)%    (0.47)%   (0.57)%    (0.68)%   (0.69)%    (0.44)%   (0.47)%  (0.45)%+
    net assets
Net investment income/(loss) before deferral of        --        --         --        --         --        --         --       --
    fees by Manager
Portfolio turnover rate                             58.71%     80.00%    85.07%     95.22%   130.37%     80.67%   194.63%  188.16%
Average commission rate paid+++                     $0.0522    $0.0529     N/A        N/A        N/A       N/A       N/A      N/A
Expense ratio before deferral of fees by              N/A        N/A       N/A        N/A        N/A       N/A       N/A      N/A
    Manager, including interest expense
Expense ratio excluding interest expense              N/A        N/A       N/A        N/A        N/A       N/A       N/A      N/A
Expense ratio before deferral of fees by Manager       --        --         --        --         --        --         --       --
Expense ratio including interest expense             1.20%      1.24%     1.37%      1.35%     1.40%      1.50%     1.50%    1.45%+

   (A) The Small Cap Fund's Class R shares became available for investment by the public on July 13, 1990.
   (B) The Micro Cap Fund's Class R shares commenced operations on December 30, 1994.
   (C) The Equity Income Fund's Class R shares commenced operations on September 30, 1994.
   (D) The International Growth Fund's Class R shares commenced operations on July 3, 1995.

        Micro Cap Fund                     Equity Income Fund                International Growth Fund

   FISCAL YEAR ENDED JUNE 30            FISCAL YEAR ENDED JUNE 30            FISCAL YEAR ENDED JUNE 30
  1997       1996     1995(B)##       1997##       1996       1995(C)          1997##         1996(D)
   $17.82      $13.75     $12.00         $16.09     $13.38      $12.00         $15.31          $12.00
    (0.13)      (0.04)      0.09           0.49       0.43        0.31           0.08            0.02
     2.54        4.26       1.66           3.35       2.82        1.38           2.53            3.29
     2.41        4.22       1.75           3.84       3.25        1.69           2.61            3.31

       --       (0.04)        --          (0.46)     (0.42)      (0.31)            --              --
       --          --         --             --         --          --             --              --
    (1.23)      (0.11)        --          (1.56)     (0.12)         --          (1.68)             --
       --          --         --             --         --          --             --              --
       --          --         --             --         --          --             --              --
    (1.23)      (0.15)        --          (2.02)     (0.54)      (0.31)         (1.68)             --
   $19.00      $17.82     $13.75         $17.91     $16.09      $13.38         $16.24          $15.31
    14.77%      30.95%     14.58%         26.02%     24.56%      14.26%         19.20%          27.58%

 $317,812    $306,217   $162,949        $38,595     $19,312     $6,383        $33,912         $18,303
    (0.75)%     (0.11)%     1.40%+         2.93%       3.03%      4.06%+         0.57%           0.26%+
       --      $(0.05)     $0.07          $0.39       $0.34      $0.13         $(0.02)         $(0.07)
    79.00%      88.98%     36.81%         62.31%      89.77%     29.46%         95.02%         238.91%
    $0.0569     $0.0573      N/A          $0.0598     $0.0423       N/A         $0.0217         $0.0176
      N/A         N/A        N/A           1.46%      1.45%       3.16%+         2.37%           2.91%+
      N/A         N/A        N/A           0.86%      0.85%       0.84%+         1.66%           1.65%+
       --        1.79%      2.07%+          N/A        N/A         N/A            N/A             N/A
     1.71%       1.75%      1.75%+           --         --          --             --              --

   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
   ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with the results of operations.

                                                                         International Small Cap Fund

                                                                          FISCAL YEAR ENDED JUNE 30
SELECTED PER-SHARE DATA FOR THE YEAR OR PERIOD ENDED:       1997            1996            1995           1994(A)

Net asset value--beginning of year                         $14.86          $11.75          $12.02          $12.00
Net investment income/(loss)                                (0.05)           0.03            0.12            0.00#
Net realized and unrealized gain/(loss) on                   2.35            3.10           (0.39)           0.02
    investments
Net increase/(decrease) in net assets resulting from         2.30            3.13           (0.27)           0.02
    investment operations
Distributions:
    Dividends from net investment income                       --           (0.02)          (0.00)#            --
    Distributions in excess of net investment income           --              --              --              --
    Distributions from net realized capital gains              --              --              --              --
    Distributions in excess of net realized capital            --              --              --              --
        gains
Total distributions                                            --           (0.02)          (0.00)#            --
Net asset value--end of year                               $17.16          $14.86          $11.75          $12.02
Total Return**                                              15.48%          26.68%          (2.23)%          0.17%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)                         $53,602         $41,640         $28,516         $34,555
Ratio of net investment income/(loss) to average net        (0.34)%          0.20%           0.95%           0.04%+
    assets
Net investment income/(loss) before deferral of fees       $(0.14)         $(0.08)          $0.05          $(0.02)
    by Manager
Portfolio turnover rate                                     84.91%         177.36%         156.13%         123.50%
Average commission rate paid+++                             $0.0157         $0.0123           N/A             N/A
Expense ratio before deferral of fees by Manager,            2.60%           2.76%           2.50%           2.32%+
    including interest expense
Expense ratio excluding interest expense                     1.90%           1.90%           1.90%           1.90%+
Expense ratio including interest expense                     1.90%           1.96%           1.91%           1.99%+

   (A) The International Small Cap Fund's Class R shares commenced operations on September 30, 1993.
   (B) The Emerging Markets Fund's Class R shares commenced operations on March 1, 1992.
   (C) The Emerging Asia Fund's Class R shares commenced operations on September 30, 1996.
   (D) The Global Opportunities Fund's Class R shares commenced operations on September 30, 1993.


                     Emerging Markets Fund                 Emerging Asia Fund                  Global Opportunities Fund
                                                             FISCAL YEAR
                   FISCAL YEAR ENDED JUNE 30                 ENDED JUNE 30                     FISCAL YEAR ENDED JUNE 30

      1997       1996       1995##     1994       1993     1992(B)     1997(C)             1997      1996      1995    1994(D)

     $14.19     $13.17      $13.68    $11.07     $9.96      $10.00       $12.00           $16.96    $13.25   $12.92    $12.00
       0.07       0.08        0.03     (0.03)     0.07       0.03        (0.01)           (0.11)    (0.06)    0.13      0.01
       2.66       0.94        0.25++    2.92      1.05      (0.07)        6.95             3.14      3.84     0.70      0.91
       2.73       1.02        0.28      2.89      1.12      (0.04)        6.94             3.03      3.78     0.83      0.92

      (0.07)        --          --        --      (0.01)        --             --            --      (0.07)      --        --
         --         --          --        --         --         --        (0.03)             --         --       --        --
         --         --       (0.42)    (0.28)     (0.00)#       --             --          (0.82)       --    (0.50)       --
         --         --       (0.37)       --         --         --             --            --         --       --        --
      (0.07)        --       (0.79)    (0.28)     (0.01)        --        (0.03)           (0.82)    (0.07)   (0.50)       --
     $16.85     $14.19      $13.17    $13.68     $11.07      $9.96       $18.91           $19.17    $16.96   $13.25    $12.92
      19.34%      7.74%       1.40%    26.10%     11.27%     (0.40)%      57.80%           18.71%    28.64%    6.43%     7.67%

 $1,259,457   $994,378    $998,083   $654,960  $206,617    $54,625      $68,095          $32,371   $28,496  $13,677   $12,504
       0.48%      0.58%       0.23%     (0.14)%    0.66%      1.70%+      (0.42)%+         (0.62)%   (0.56)%   1.03%     0.02%+
         --         --          --        --      $0.06      $0.01       $(0.02)          $(0.23)   $(0.16)  $(0.01)   $(0.05)
      83.08%    109.92%      92.09%     63.79%    21.40%      0.19%       72.18%          117.10%   163.80%  118.75%    67.22%
      $0.0011    $0.0007       N/A       N/A        N/A        N/A        $0.0077          $0.0240   $0.0235    N/A       N/A
         --         --          --        --       1.93%      2.80%+       2.69%+           2.62%     3.10%    2.99%     2.75%+
       1.67%      1.72%       1.80%     1.85%      1.90%      1.90%+       2.13%+           1.90%     1.90%    1.90%     1.90%+
         --         --          --        --         --          --        2.20%+              --     2.05%    1.91%     1.99%+

   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
   ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
   ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with results of operations.

                                                                 Global Communications Fund                   Select 50 Fund

                                                                  FISCAL YEAR ENDED JUNE 30                 FISCAL YEAR ENDED
                                                                                                                  JUNE 30
 SELECTED PER-SHARE DATA FOR THE YEAR ENDED:           1997       1996      1995       1994     1993(A)      1997##    1996(B)

 Net asset value--beginning of year                  $18.05     $15.42    $14.20     $12.45    $12.00       $16.46     $12.00
 Net investment income/(loss)                         (0.25)     (0.20)    (0.03)     (0.05)     0.00#        0.01       0.06
 Net realized and unrealized gain/(loss) on            2.72       2.83      1.28       1.80++    0.45         4.16       4.45
     investments
 Net increase/(decrease) in net assets resulting       2.47       2.63      1.25       1.75      0.45         4.17       4.51
     from investment operations
 Distributions:
     Dividends from net investment income                --         --        --         --        --        (0.10)     (0.04)
     Distributions in excess of net investment           --         --        --         --        --           --         --
         income
     Distributions from net realized capital gains    (0.91)        --        --         --        --        (0.52)        --
     Distributions in excess of net realized             --         --     (0.03)        --        --           --      (0.01)
         capital gains
     Distributions from capital                          --         --        --         --        --           --         --
 Total distributions                                  (0.91)        --      (0.03)       --        --        (0.62)     (0.05)
 Net asset value--end of year                        $19.61     $18.05     $15.42    $14.20    $12.45       $20.01     $16.46
 Total return**                                       14.43%     17.06%      8.83%    14.06%     3.75%       26.35%     37.75%

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in 000s)                 $153,955   $206,671   $209,644   $234,886   $4,670     $172,509    $77,955
 Ratio of net investment income/(loss) to average     (1.05)%    (1.01)%    (0.10)%   (0.46)%   (0.05)%+      0.04%      0.42%+
     net sales
 Net investment income/(loss) before deferral of     $(0.27)    $(0.22)    $(0.07)   $(0.06)   $(0.04)      $(0.01)     $0.02
     fees by Manager
 Portfolio turnover rate                              75.79%    103.73%     50.17%    29.20%     0.00%      157.93%    105.98%
 Average commission rate paid+++                      $0.0104    $0.0129       N/A      N/A       N/A        $0.0011    $0.0097
 Expense ratio before deferral of fees by              2.00%      2.11%      2.09%     2.04%     8.96%+       1.92%      2.11%+
     Manager, including interest expense
 Expense ratio excluding interest expense              1.91%      1.90%      1.90%     1.90%     1.90%+       1.82%      1.80%+
 Expense ratio including interest expense                --       2.01%      1.91%     1.94%       --           --         --

   (A) The Global Communications Fund's Class R s hares commenced operations on June 1, 1993.
   (B) The Select 50 Fund's Class R shares commenced operations on October 2, 1995.
   (C) The U.S. Asset Allocation Fund's Class R shares commenced operations on March 31, 1994.
   (D) The Global Asset Allocation Fund's Class R shares commenced operations on January 2, 1997.
   (E) The Short Duration Government Bond Fund's Class R shares commenced operations on December 18, 1992.


        U.S. Asset Allocation Fund            Global Asset           Short Duration Government Bond Fund
                                            Allocation Fund

                                             FISCAL YEAR
           FISCAL YEAR ENDED JUNE 30        ENDED JUNE 30                 FISCAL YEAR ENDED JUNE 30
   1997##      1996      1995     1994(C)     1997(D)##         1997##      1996      1995      1994     1993(E)

    $19.33   $16.33     $12.24    $12.00       $12.00           $9.92      $9.95     $9.80     $10.23    $10.00
    0.48       0.26       0.25      0.06         0.09            0.59       0.60      0.62       0.61      0.33
    2.13       3.54       4.11      0.18         1.24            0.07      (0.04)     0.16      (0.34)     0.23
    2.61       3.80       4.36      0.24         1.33            0.66       0.56      0.78       0.27      0.56

   (0.39)     (0.25)     (0.17)        --           --          (0.59)     (0.59)    (0.62)     (0.56)    (0.33)
       --         --        --         --           --          (0.00)#    (0.00)#       --     (0.07)        --
   (1.66)     (0.55)     (0.10)        --           --              --        --         --        --         --
       --         --        --         --           --              --        --         --     (0.07)        --
       --         --        --         --           --              --        --     (0.01)        --     (0.00)#
   (2.05)     (0.80)     (0.27)        --           --          (0.59)     (0.59)    (0.63)     (0.70)    (0.33)
  $19.89     $19.33     $16.33    $12.24       $13.33           $9.99      $9.92     $9.95      $9.80     $10.23
   14.65%     23.92%     35.99%     2.00%       11.17%           6.79%      5.74%     8.28%      2.49%      5.66%

$127,214   $132,511    $60,234    $1,548       $1,653         $47,265     $22,681  $17,093    $21,937    $22,254
   2.55%      1.85%       3.43%     2.54%+       1.31%+          5.87%      5.88%     6.41%      5.93%      6.02%+
  $0.47      $0.24       $0.19    $(0.11)      $(0.21)          $0.54      $0.52     $0.54      $0.51      $0.27
 168.51%    225.91%      95.75%   190.94%       89.52%         450.98%    349.62%   284.23%    603.07%    213.22%
  $0.0448    $0.0595       N/A        N/A         N/A              N/A       N/A        N/A        N/A        N/A
   1.49%      1.55%       2.07%     9.00%+       4.84%+          2.05%      2.31%     2.23%      1.75%      2.07%+
   1.31%      1.30%       1.30%     1.30%+       0.47%+          0.60%      0.60%     0.47%      0.25%      0.22%+
   1.43%      1.42%       1.31%     1.43%+           --          1.55%      1.55%     1.38%      0.71%        --

   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
   ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
   ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period since the use of the undistributed income method did not accord with results of operations.

                                       13

                                                                               Government Reserve Fund


                                                                              FISCAL YEAR ENDED JUNE 30
SELECTED PER-SHARE DATA FOR THE YEAR ENDED:                   1997           1996           1995          1994        1993(A)

Net asset value--beginning of year                           $1.00           $1.00          $1.00         $1.00         $1.00
Net investment income/(loss)                                 0.049           0.052          0.049         0.029         0.024
Net realized and unrealized gain/(loss) on investments           0.000###        0.000###       0.000###      0.000###      0.000###

Net increase/(decrease) in net assets resulting from
    investment operations                                    0.049           0.052          0.049         0.029         0.024
Distributions:
    Dividends from net investment income                    (0.049)          (0.052)        (0.049)       (0.029)       (0.024)
    Distributions in excess of net investment income              --                --             --             --             --
Total distributions                                         (0.049)          (0.052)        (0.049)       (0.029)       (0.024)
Net asset value--end of year                                $1.00            $1.00          $1.00         $1.00         $1.00
Total return**                                              5.03%            5.28%          4.97%         2.96%         2.41%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)                             $473,154           $439,423       $258,956      $211,129      $124,795
Ratio of net investment income/(loss) to average net
    assets                                                  4.93%            5.17%          4.92%         2.99%         2.96%+
Net investment income/(loss) before deferral of fees
    by Manager                                              $0.049           $0.050         $0.047        $0.028        $0.013
Portfolio turnover rate                                           --                --            --             --            --
Expense ratio before deferral of fees by Manager,
    including interest expense                              0.62%            0.74%          0.79%         0.71%         0.77%+
Expense ratio excluding interest expense                    0.60%            0.60%          0.60%         0.60%         0.38%+
Expense ratio before deferral of fees by Manager                  N/A              N/A            N/A            N/A           N/A
Expense ratio including interest expense                          --               --       0.63%                --            --

(A) The Government Reserve Fund's Class R shares commenced operations on September 14, 1992.
(B) The California Tax-Free Intermediate Bond Fund's Class R shares commenced operations on July 1, 1993.
(C) The California Tax-Free Money Fund's Class R shares commenced operations on September 30, 1994.
(D) The Federal Tax-Free Money Fund's Class R shares commenced operations on July 15, 1996.

                                       14

                 California Tax-Free                             California Tax-Free               Federal Tax-Free
               Intermediate Bond Fund                                 Money Fund                      Money Fund

              FISCAL YEAR ENDED JUNE 30                       FISCAL YEAR ENDED JUNE 30         FISCAL YEAR ENDED JUNE 30
    1997          1996         1995         1994(B)        1997         1996        1995(C)           1997(D)
$12.23        $12.04       $11.79       $12.00         $1.00         $1.00        $1.00          $1.00
0.53          0.54         0.44         0.41           0.029         0.030        0.027          0.032
0.30          0.19         0.25         (0.21)            0.000###     0.000###     0.000###           0.000###
0.83          0.73         0.69         0.20           0.029         0.030        0.027          0.032

(0.53)        (0.54)       (0.44)       (0.41)         (0.029)       (0.030)      (0.027)        (0.032)
      --             --    (0.00)#            --              --             --     (0.000)###         (0.000)###
(0.53)        (0.54)       (0.44)       (0.41)         (0.029)       (0.030)      (0.027)        (0.032)
$12.53        $12.23       $12.04       $11.79         $1.00         $1.00        $1.00          $1.00
6.91%         6.11%        6.03%        1.65%          2.95%         3.03%        2.68%          3.26%


   $21,681       $13,948      $5,153       $11,556        $118,723      $98,134      $64,780           $114,197
4.27%         4.34%        3.71%        3.44%          2.91%         2.99%        3.55%+         3.24%+
$0.47         $0.43        $0.34        $0.25          $0.028        $0.028       $0.023         $0.030
25.60%        58.11%       37.93%       77.03%              --            --           --                 --

     N/A           N/A          N/A          N/A            N/A           N/A          N/A                N/A
     N/A           N/A          N/A          N/A            N/A           N/A          N/A                N/A
1.18%         1.43%        1.41%        1.63%          0.73%         0.80%        0.86%+         0.69%+
0.68%         0.61%        0.56%        0.23%          0.58%         0.59%        0.33%+         0.33%+

   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
  ###  Amount represented less than $0.001 per share.



The Funds' Investment Objectives and Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities." Specific investment practices that may be employed by the Funds are described in "Other Investment Practices."
Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations." Certain terms used in the prospectus are defined in the glossary at the end of this prospectus.

Summary Comparison of Funds
--------------------------------------------------------------------------------------------------------------------------------
                                               ANTICIPATED     MAXIMUM           FOCUS                      TYPICAL MARKET
                                             EQUITY EXPOSURE     DEBT                                     CAPITALIZATION OF
                                                               EXPOSURE                                  PORTFOLIO COMPANIES
--------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Funds
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                        65-100%          35%     Growth                       More than $1 billion
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                       65-100%          35%     Small-cap                    Less than $1 billion
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                     80-100%          35%     Small-cap                    Less than $1 billion
--------------------------------------------------------------------------------------------------------------------------------
Micro Cap Fund                                     65-100%          35%     Micro-cap                   Less than $600 million
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                                 65-100%          35%     Large-cap dividend           More than $1 billion
--------------------------------------------------------------------------------------------------------------------------------
Foreign and Global Equity Funds
--------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                          65-100%          35%     Foreign growth               More than $1 billion
--------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                       65-100%          35%     Foreign small-cap            Less than $1 billion
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                              65-100%          35%     Foreign emerging growth            Any size
--------------------------------------------------------------------------------------------------------------------------------
Emerging Asia Fund                                 65-100%          35%     Asian growth                       Any size
--------------------------------------------------------------------------------------------------------------------------------
Latin America Fund                                 65-100%          35%     Latin American growth              Any size
--------------------------------------------------------------------------------------------------------------------------------
Global Opportunities Fund                          65-100%          35%     Worldwide growth                   Any size
--------------------------------------------------------------------------------------------------------------------------------
Global Communications Fund                         65-100%          35%     Worldwide communication            Any size
--------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy Funds
--------------------------------------------------------------------------------------------------------------------------------
Select 50 Fund                                     65-100%          35%     Capital appreciation               Any size
--------------------------------------------------------------------------------------------------------------------------------
U.S. Asset Allocation Fund                          20-80%       20-80%     U.S. Balanced                      Any size
--------------------------------------------------------------------------------------------------------------------------------
Global Asset Allocation Fund                       10- 95%         100%     Worldwide balanced                 Any size
--------------------------------------------------------------------------------------------------------------------------------
U.S. Fixed-Income and Money Market Funds
--------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                                  0%         100%     Total return                         N/A
--------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund                     0%         100%     Total return                         N/A
--------------------------------------------------------------------------------------------------------------------------------
Government Reserve Fund                                 0%         100%     Income                               N/A
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Intermediate Bond Fund              0%         100%     California tax-free income           N/A
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Fund                          0%         100%     California tax-free income           N/A
--------------------------------------------------------------------------------------------------------------------------------
Federal Tax-Free Money Fund                             0%         100%     Federal tax-free income              N/A
--------------------------------------------------------------------------------------------------------------------------------

U.S. Equity Funds

Montgomery Growth Fund (the "Growth Fund")

The investment objective of the Growth Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund emphasizes investments in common stock, but also invests in other types of equity securities and equity-derivative securities. Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in investment-grade debt securities or in foreign securities. See "Portfolio Securities." The Manager does not expect the Growth Fund to be consistently fully invested in equity securities. During periods that the Manager deems appropriate, the Fund may take a more defensive position and be significantly invested in cash and cash equivalents.

The Growth Fund seeks growth at a reasonable value, identifying companies with sound fundamental values and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis, focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")

The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in companies having total market capitalizations of $1 billion or more and in investment-grade debt securities and foreign companies. The Fund invests primarily in common stock. It also may invest in other types of equity securities and equity-derivative securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.


The Small Cap Opportunities Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Small Cap Fund (the "Small Cap Fund")

The investment objective of the Small Cap Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in companies having total market capitalizations of $1 billion or more and in investment-grade debt securities.

Generally, the Small Cap Fund invests at least 80% of its total assets in common stock. It also may invest in other types of equity securities and equity-derivative securities, but limits to 5% of its total assets any single other type of security. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.


The Small Cap Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macroeconomic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or in society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including regional firms that closely follow smaller-capitalization companies within their geographic regions.

The Small Cap Fund has been closed to new investors since March 6, 1992. Shareholders who maintain open accounts with the Fund may make additional investments. Once your account is closed, additional investments in the Fund may not be possible. An account may be considered closed and subject to redemption by the Fund if the value of the shares remaining after a transfer or redemption falls below $1,000. The Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

Montgomery Micro Cap Fund (the "Micro Cap Fund")

The investment objective of the Micro Cap Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of domestic companies that have potential for rapid growth and are micro-capitalization companies, which the Fund currently considers to be companies having market capitalizations that would place them in the smallest 10% of market capitalizations for domestic companies as measured by the Wilshire 5000 Index. Currently, these companies have market capitalizations of $600 million and less. Current income from dividends, interest and other sources is only incidental. The Micro Cap Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in other equity securities and in investment-grade debt instruments, including foreign securities. See "Portfolio Securities."

The Micro Cap Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.


The Micro Cap Fund is currently closed to new investors. The Manager may, however, reopen and close the Micro Cap Fund to new investors from time to time at its discretion. If the Fund is closed, shareholders who maintain open accounts with the Fund may make additional investments in the Fund. Once a shareholder's account is closed, additional investments in the Fund may not be possible.

Montgomery Equity Income Fund (the "Equity Income Fund")

The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having total market capitalizations of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative-yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower-growth areas of the economy and have conservative accounting, strong cash flows to maintain dividends, low financial leverage, and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."

Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in investment grade debt instruments. The Fund attempts to achieve low price volatility through its investment in mature companies. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

Foreign and Global Equity Funds

Montgomery International Growth Fund (the "International Growth Fund")

The investment objective of the International Growth Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of more than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in equity securities of U.S. companies, in lower-capitalization companies or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

The Fund targets companies with potential for above-average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared with the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research; product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

The Fund may  invest  substantially  in  securities  denominated  in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. The Fund also will use a strategic allocation of assets among countries based on fundamental and quantitative research. See "Risk Considerations."

Montgomery International Small Cap Fund (the "International Small Cap Fund")

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in equity securities of U.S. companies, in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

The Fund targets companies with potential for above-average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared with the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

The Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of emerging markets companies. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging markets country. The Manager currently regards the following to be emerging markets countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay and Venezuela); Asia (Bangladesh, China/Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam); southern and eastern Europe (Czech Republic, Greece, Hungary, Kazakstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine); the Middle East (Israel and Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe). In the future, the Fund may invest in other emerging markets countries.

The Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

The Fund invests primarily in common stock, but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity-derivative securities. See "Portfolio Securities."

Montgomery Emerging Asia Fund (the "Emerging Asia Fund")

The investment objective of the Montgomery Emerging Asia Fund is long-term capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in emerging Asia. The Fund currently considers the following to be emerging Asian countries: Bangladesh, China/Hong Kong (the Fund considers China/Hong Kong to be one single emerging Asian country), India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund does not expect to invest in securities in Japan, Australia or New Zealand, however. In the future the Fund may invest in other countries in Asia when their markets become sufficiently developed. Under normal conditions, the Fund maintains investments in at least three emerging Asian countries at all times and invests no more than one-third of its total assets in any one emerging Asian country (other than China/Hong Kong or Malaysia, where the Fund may invest without being subject to the one-third of total assets limit). As part of the remaining 35% of its total assets, the Fund may invest in more-developed Asian countries, such as Japan and China/Hong Kong, that may serve defensive purposes in an Asian portfolio. Alternatively, companies in more-developed Asian markets may have significant operations in emerging Asian countries.


The Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asian country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asian countries or from sales made in such emerging Asian countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, an emerging Asian country.


Emerging Asian countries are in various stages of economic development, with most being considered emerging markets. Each country has its unique risks. Most emerging Asian countries are heavily dependent on international trade. Some have prosperous economies but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asian countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems or archaic legal systems. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.


The Fund invests primarily in common stock but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in high-yield debt securities rated below investment grade (also known as "junk bonds"). See "Portfolio Securities" and "Risk Considerations."

The Fund may invest in certain debt securities issued by the governments of emerging Asian countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity-derivative securities. See "Portfolio Securities."

Montgomery Latin America Fund (the "Latin America Fund")

The investment objective of the Latin America Fund is long-term capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in Latin America. The Latin America Fund currently considers Mexico, Central America, South America and the islands of the Caribbean to be in Latin America. Under normal conditions, the Fund maintains investments in at least three Latin America countries at all times and invests no more than one-half of its total assets in any one Latin America country (other than Brazil and Mexico, where the Fund may invest up to 75% and 67% of its assets, respectively). In order to avoid disproportionate concentration of the Fund's total assets in any one Latin America country, the Manager currently expects to limit the Fund's investment in any one Latin America country to 10 times that country's relative market capitalization as reflected in a broad-based Latin America equity index. As of June 30, 1997, the market capitalization of the top five Latin America markets are as follows:

--------------------------------------------------------------------------------
  COUNTRY                               MARKET CAPITALIZATION (IN US$ MILLIONS)*
--------------------------------------------------------------------------------
  Brazil                                            $195,859
--------------------------------------------------------------------------------
  Mexico                                            $107,565
--------------------------------------------------------------------------------
  Chile                                             $ 54,651
--------------------------------------------------------------------------------
  Argentina                                         $ 49,460
--------------------------------------------------------------------------------
  Venezuela                                         $ 10,042
--------------------------------------------------------------------------------
*Source: Datastream. Investors should note that given the volatile nature of the stock markets in most Latin America countries, the market capitalizations shown above can and will change frequently and dramatically.


The Fund considers a company to be a Latin American company if its securities are principally traded in the capital market of a Latin American country; it derives at least 50% of its total revenues from either goods produced or services rendered in Latin American countries or from sales made in such Latin American countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, a Latin American country.

The Manager believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less government intervention in economic affairs. Latin American countries are in various stages of economic development, however, and are considered emerging markets. Each country has its unique risks. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.


The Fund invests primarily in common stock, but also may invest in other types of equity-derivative securities. It also may invest up to 35% of its total assets in debt securities, including up to 15% in high-yield debt securities rated below investment grade (also known as "junk bonds"). The debt securities may be dollar-denominated U.S. securities or debt securities of companies or governments of Latin America. See "Portfolio Securities" and "Risk Considerations."


The Fund may invest in certain debt securities issued by the governments of Latin American countries that are, or may be eligible for, conversion into investments in Latin American companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity-derivative securities. See "Portfolio Securities."

Montgomery Global Opportunities Fund (the "Opportunities Fund")

The investment objective of the Opportunities Fund is capital appreciation. Under normal conditions the Opportunities Fund seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of companies, which may be of any size, throughout the world. The Opportunities Fund emphasizes common stocks of those companies.

The Opportunities Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Opportunities Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

The Opportunities Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Opportunities Fund invests in at least three different countries, which may include the U.S., but no country, other than the U.S. may represent more than 40% of its assets. A significant portion of the Opportunities Fund's assets are invested in the securities of foreign issuers, because many attractive investment opportunities are outside the U.S. The Manager uses its financial expertise and research capabilities in markets located throughout the world in attempting to identify securities providing the greatest potential for long-term capital appreciation. For information on risks, see "Portfolio Securities" and "Risk Considerations."

Montgomery Global Communications Fund (the "Communications Fund")

The investment objective of the Communications Fund is capital appreciation. Under normal conditions, the Communications Fund seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of communications companies, which may be of any size, throughout the world. For this purpose, the Fund defines a "communications company" as a company engaged in the development, manufacture or sale of communications equipment or services that derived at least 50% of either its revenues or earnings from these activities, or that devoted at least 50% of its assets to these activities, based on the company's most recent fiscal year.

Communications companies range from companies concentrating on established technologies to companies primarily engaged in creating or developing new technologies. They include companies that develop, manufacture, sell or provide communications equipment and services (including equipment and services for data, voice and image transmission); broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); mobile communications and cellular phones and paging; electronic mail; local- and wide-area networking and linkage of word and data processing systems; publishing and information systems; electronic components and equipment; print media; computer equipment; videotext and teletext; and new technologies combining television, telephones and computer systems. Over time, communications products and services change, because the global communications industry is changing rapidly due to new technology and other developments.

The Communications Fund's portfolio management believes that worldwide demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information will continue to grow in the future. It also believes that the global trend appears to be toward lower costs and higher efficiencies resulting from combining communications systems with computers, and, accordingly, the Fund may invest in companies engaged in the development of methods for using new technologies to communicate information as well as companies using established communications technologies.

The Communications Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Communications Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

The Communications Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Communications Fund invests in at least three different countries, which may include the U.S., but no country other than the U.S. may represent more than 40% of its assets. A significant portion of the Communications Fund's assets are invested in the securities of foreign issuers, because many attractive investment opportunities, including many of the world's communications companies, are outside the U.S. The Manager uses its financial expertise and research capabilities in markets located throughout the world in attempting to identify securities providing the greatest potential for long-term capital appreciation. For information on risks, see "Portfolio Securities" and "Risk Considerations."

Multi-Strategy Funds

Montgomery Select 50 Fund (the "Select 50 Fund")

The investment objective of the Select 50 Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world.

The Fund invests primarily in 10 equity securities selected by each of the Manager's five different equity disciplines. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller-Capitalization Companies, U.S. Equity Income and International and Emerging Markets. See "Management of the Funds." The Manager's Equity teams select those securities based on the potential for capital appreciation.

The Fund generally invests the remaining 35% of its total assets in equity securities with the potential for capital appreciation, but may invest those assets in other equity securities or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries, which may include the U.S., but no country other than the U.S. may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which this Fund may invest. See "Risk Considerations."


Montgomery U.S. Asset Allocation Fund (the "U.S. Asset Allocation Fund," formerly called the "Montgomery Asset Allocation Fund")

The investment objective of the U.S. Asset Allocation Fund is to seek high total return, while also seeking to reduce risk, through a strategic or active allocation of assets among domestic stocks, debt instruments and cash or cash equivalents. The

Fund is a "fund-of-funds," which means that the Fund will not invest directly in securities but will instead invest in a diversified group of three Funds from The Montgomery Funds family (each, an "Underlying Fund") that the Manager considers to be appropriate investments for achieving the U.S. Asset Allocation Fund's investment objective. The U.S. Asset Allocation Fund adjusts the proportion of its investments in each of these categories as needed to respond to current market conditions, primarily by changing its allocation percentage among the different Underlying Funds. The following table illustrates the anticipated allocation methodology:


--------------------------------------------------------------------------------
                     U.S. Asset Allocation Fund Allocation
--------------------------------------------------------------------------------
  INVESTMENT FOCUS            ANTICIPATED RANGE OF       UNDERLYING
                                 ASSET ALLOCATION          FUND
--------------------------------------------------------------------------------
  Domestic stocks                  20 to 80%

                                                        Growth Fund; After
                                                        November 30, 1997, this
                                                        may include other
                                                        domestic equity funds
                                                        advised by the Manager.

--------------------------------------------------------------------------------
  Debt instruments                 20 to 80%            Total Return Bond Fund
                                                        or other general
                                                        investment-grade bond
                                                        funds advised by the
                                                        Manager
--------------------------------------------------------------------------------
  Cash and cash equivalents         0 to 50%            Government Reserve Fund
--------------------------------------------------------------------------------

The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions.

Montgomery Global Asset Allocation Fund (the "Global Asset Allocation Fund")

The investment objective of the Global Asset Allocation Fund is to seek high total return, while also seeking to reduce risk, through a strategic or active allocation of assets among investments in five asset classes--domestic stocks, international developed markets stocks, emerging markets stocks, domestic dollar-denominated debt instruments, and cash or cash equivalents. The Fund is a "fund-of-funds," which means that the Fund will not invest directly in securities but will instead invest in a diversified group of five Funds from The
Montgomery Funds family (each, an "Underlying Fund") that the Manager considers to be appropriate investments for achieving the Fund's investment objective. The
Fund adjusts the proportion of its investments in each of these categories as needed to respond to current market conditions, primarily by changing its allocation percentage among the different Underlying Funds. The following table illustrates the anticipated allocation methodology:

-------------------------------------------------------------------------------------------------------------------------
                                  Global Asset Allocation Fund Allocation
-------------------------------------------------------------------------------------------------------------------------
        INVESTMENT FOCUS                   ANTICIPATED RANGE OF               UNDERLYING
                                             ASSET ALLOCATION                    FUND
-------------------------------------------------------------------------------------------------------------------------
  Domestic stocks                               5 to 60%           Growth Fund; After November 30, 1997, this may include
                                                                   other domestic equity funds advised by the Manager.
-------------------------------------------------------------------------------------------------------------------------
  International developed markets stocks        5 to 60%           International Growth Fund; After November 30, 1997,
                                                                   this may include other international developed market
                                                                   stock funds advised by the Manager.
-------------------------------------------------------------------------------------------------------------------------
  Emerging markets stocks                       0 to 20%           Emerging Markets Fund; After November 30, 1997, this
                                                                   may include other emerging markets stock funds advised
                                                                   by the Manager.
-------------------------------------------------------------------------------------------------------------------------
  U.S. dollar-denominated debt instruments      10 to 70%          Total Return Bond Fund or other general
                                                                   investment-grade bond funds advised by the Manager
-------------------------------------------------------------------------------------------------------------------------
  Cash and cash equivalents                     0 to 80%           Government Reserve Fund
-------------------------------------------------------------------------------------------------------------------------


The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions.

U.S. Fixed-Income and Money Market Funds

Montgomery Total Return Bond Fund (the "Total Return Bond Fund")

The investment objective of the Total Return Bond Fund is to seek maximum total return (which consists of both income and capital appreciation), consistent with preservation of capital and prudent investment management. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% (and typically more than 90%) of its total assets in a broad range of investment-grade bonds, including marketable corporate bonds, U.S. government securities, mortgage-related securities, other asset-backed securities, and cash or money market instruments. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. See "Portfolio Securities."

Duration of the Total Return Bond Fund. The Total Return Bond Fund may purchase individual securities of any maturity. The Fund, however, seeks to maintain an average portfolio duration of between four- to five-and-a-half years.

Montgomery Short Duration Government Bond Fund (the "Short Bond Fund", formerly called the "Short Government Bond Fund")

The investment objective of the Short Bond Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Total return consists of interest and dividends from underlying securities, capital appreciation realized from the purchase and sale of securities, and income from futures and options. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in U.S. government securities. Because the Manager seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity.

The Fund is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the Fund's shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which the Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund seeking to maintain a stable net asset value of $1 per share.

The Fund also may invest up to 35% of its total assets in cash, commercial paper and investment-grade debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities. The Fund also may invest in other investment companies investing primarily in U.S. government securities of appropriate duration. See "Portfolio Securities."


Duration of the Short Bond Fund. The Short Duration Government Bond Fund may purchase individual securities of any maturity, and the dollar-weighted average maturity (or period until the next interest rate reset date) of its portfolio securities may exceed three years. The Fund, however, seeks to maintain an average portfolio duration comparable to or less than that of three-year U.S. Treasury notes.

Montgomery Government Reserve Fund (the "Reserve Fund")

The investment objective of the Reserve Fund is current income consistent with liquidity and preservation of capital which, under normal conditions, it seeks by investing exclusively in U.S. government securities, repurchase agreements for U.S. government securities, and other money market funds investing in U.S. government securities and those repurchase agreements. The Fund seeks to maintain a stable net asset value of $1 per share in compliance with Rule 2a-7 under the Investment Company Act and, pursuant to procedures adopted under such Rule, limits its investments to those U.S. government securities that the Board of Trustees (the "Board") determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. The Fund also maintains a dollar-weighted average maturity of the securities in its portfolio of 90 days or less.

Montgomery   California   Tax-Free   Intermediate  Bond  Fund  (the  "California
  Intermediate Bond Fund")
Montgomery California Tax-Free Money Fund (the "California Money Fund") Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund")

The investment objective of the California Intermediate Bond Fund is to provide maximum current income exempt from federal income and California personal income taxes consistent with preservation of capital and prudent investment management. The investment objective of the California Money Fund is to maintain a stable net asset value while maximizing current income exempt from federal and California personal income taxes consistent with liquidity and preservation of capital. Under normal conditions, the Federal Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income tax. The investment objective of the Federal Money Fund is to maintain a stable net asset value while maximizing current income exempt from federal income tax consistent with liquidity and preservation of capital. Under normal conditions, the California Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities and at least 65% of its net assets in debt securities, the interest from which is, in the opinion of counsel to the issuer, also exempt from California personal income taxes ("California municipal securities"). Under normal conditions, the California Intermediate Bond Fund seeks to achieve its objective by investing at least 80% of its net assets in California municipal securities. The above investment objectives and percentage requirements are fundamental and may not be changed without shareholder approval.

The California Intermediate Bond Fund is designed primarily for investors who seek higher yields than tax-free money market funds generally offer and are willing to accept some fluctuation in the Fund's share value but who are not willing to accept the greater fluctuations that long-term tax-free bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which the Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike shares of a money market fund, which seeks to maintain a stable net asset value of $1 per share. Consequently, the Fund seeks to reduce such fluctuations by managing the effective duration, and thus the interest risk, of its portfolio. (Effective duration is an indicator of a security's sensitivity to interest rate change. See duration in the Glossary.) Under normal conditions, the average dollar-weighted portfolio maturity of the California Intermediate Bond Fund is expected to stay within a range of 5 to 10 years. The Fund may invest in securities of any maturity, however. The Fund is not suitable for investors who cannot benefit from the tax-exempt character of its dividends, such as IRAs, qualified retirement plans or tax-exempt entities.

At least 80% of the value of the California Intermediate Bond Fund's net assets must consist of California municipal securities that, at the time of purchase, are rated investment grade, that is, within the four highest ratings of municipal securities (AAA to BBB) assigned by S&P, (Aaa to Baa) assigned by Moody's, or (AAA to BBB) assigned by Fitch; or have S&P's short-term municipal rating of SP-2 or higher, or a municipal commercial paper rating of A-2 or higher; Moody's short-term municipal securities rating of MIG-2 or higher, or VMIG-2 or higher or a municipal commercial paper rating of P-2 or higher; or have Fitch's short-term municipal securities rating of FIN-2 or higher or a municipal commercial paper rating of Fitch-2 or higher; or, if unrated by S&P, Moody's or Fitch, are deemed by the Manager to be of comparable quality, using guidelines approved by the Board of Trustees ("the Board"), but not to exceed 20% of the Fund's net assets. Debt securities rated in the lowest category of investment-grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher-grade bonds. There is no assurance that any municipal issuers will make full payments of principal and interest or remain solvent, however. For a description of the ratings, see the Appendix in the Statement of Additional Information. See also "Risk Considerations."


Under normal conditions, the California Intermediate Bond Fund and the California Money Fund seek to invest in California municipal securities to the greatest extent practicable, but they may invest in other municipal securities if, in the Manager's opinion, suitable California municipal securities are not available. The California Intermediate Bond Fund, the Federal Money and
California Money Funds may invest up to 20%, of their respective net assets in cash, U.S. government securities, and obligations of U.S. possessions, commercial paper and other eligible debt securities, including corporate debt instruments or instruments the interest from which is subject to the federal alternative minimum tax ("AMT") for individuals. Additionally, the California Intermediate Bond Fund may invest up to 20%, and the California Money Fund may invest 35%, of their respective net assets in eligible municipal securities other than California municipal securities. From time to time, the California Intermediate Bond and the California Money Funds may invest more than 25% of their net assets in private activity bonds and industrial development bonds of issuers located in California.


The Federal Money and California Money Funds seek to maintain a stable net asset value of $1 per share in compliance with Rule 2a-7 under the Investment Company Act and, pursuant to procedures adopted under such Rule, limit their investments to those securities that the Board determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. These Funds also maintain a dollar-weighted average maturity of their portfolio securities of 90 days or less.



Portfolio Securities

The following describes portfolio securities in which the Funds may invest. Investors in the U.S. Asset Allocation Fund and the Global Asset Allocation Fund should note that the portfolio securities of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund, respectively, consist of the portfolio securities of each of their respective Underlying Funds.

Equity Securities

The Foreign and Global Equity Funds, the Select 50 Fund and the U.S. Equity Funds emphasize investments in common stock. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity-derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants

The Foreign and Global Equity Funds, the Select 50 Fund and the U.S. Equity Funds may invest in ADRs, EDRs, GDRs and convertible securities, which the Manager regards as a form of equity security. Each such Fund may also invest up to 5% of its net assets in warrants.

Privatizations

The Select 50 Fund and the Foreign and Global Equity Funds believe that foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The  Select  50 Fund and the  Foreign  and  Global  Equity  Funds  believe  that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Foreign and Global Equity Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Foreign and Global Equity Funds also may incur tax liability to the extent that they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds. See the Statement of Additional Information.

The Select 50 Fund, the Foreign and Global Equity Funds, the U.S. Equity Funds and the U.S. Fixed-Income and Money Market Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.

Debt Securities


All Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. Debt securities may constitute up to 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, each Fund will not invest more than 5% (except the Latin America Fund which may invest up to 15%) of its total assets in debt securities rated lower than investment grade. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."


Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit quality standards of each Fund and will be limited to 5% of a Fund's total assets.

In addition to traditional corporate, government and supranational debt securities, each of the Foreign and Global Equity Funds and the Equity Income Fund may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country, based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

U.S. Government Securities

All  Funds  may  invest  in  fixed-rate  and  floating-  or  variable-rate  U.S.
government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Mortgage-Related Securities and Derivative Securities

The U.S. Fixed-Income and Money Market Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These Funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds. See "Hedging and Risk-Management Practices" under the "Other Investment Practices" for a discussion of other reasons why these Funds invest in derivative securities.

Agency Mortgage-Related Securities

Investors in the Reserve, Tax-Free, Short Bond and Total Return Bond Funds should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment. See "Risk Considerations."

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

The U.S. Fixed-Income and Money Market Funds consider GNMA, FNMA and FHLMC-issued pass-through certificates, CMOs and other mortgage-related securities to be U.S. government securities for purposes of their investment policies. The Money Market Funds do not invest in stripped mortgage securities, however, and the Short Bond Fund limits its stripped mortgage securities investments to 10% of total assets. The liquidity of IOs and POs issued by the U.S. government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Manager under the direct supervision of the Trust's Pricing Committee and reviewed by the Board, and all other IOs and POs will be deemed illiquid for purposes of the Fixed- Income Funds' limitation on illiquid securities. The Short Bond and Total Return Bond Funds may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities/Derivatives

The Short Bond Fund and Total Return Bond Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Private issuer mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. The Short Bond Fund and Total Return Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. See "Illiquid Securities." The value of these securities may be very volatile.

Structured Notes and Indexed Securities

The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Variable-Rate Demand Notes

The U.S. Fixed-Income and Money Market Funds may invest in variable-rate demand notes ("VRDNs").

Zero Coupon Bonds

The U.S. Fixed-Income and Money Market Funds may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the U.S. Fixed-Income and Money Market Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

Asset-Backed Securities, Custodial Receipts, Participation Interests and Tender Option Bonds

Each Fund may invest up to 5% (25% in the case of the Short Bond Fund and the Total Return Bond Fund) of its total assets in asset-backed securities. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations." The California Tax-Free Intermediate Bond Fund may invest in custodial receipts. The Tax-Free Funds may invest in participation interests and tender option bonds.

Other Investment Practices

The  table  below  and  the  following  sections  summarize  certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary at the end of this prospectus  briefly describes each of the investment techniques summarized below. The Statement of Additional Information,  under the
heading   "Investment   Objectives   and   Policies  of  the  Funds,"   contains
more-detailed   information   about  certain  of  these   practices,   including
limitations designed to reduce risks.

=============================================================================================================================
                                      U.S. Equity Funds           Foreign and         Multi-Strategy U.S. Fixed-Income and
                                                              Global Equity Funds         Funds       Money Market Funds
                                    -----------------------------------------------------------------------------------------
                                                                                                                 d
                                                                                                                 n
                                                                                                                 o
                                                                                                                 B

                                                                                                                 e
                                                                                                                 t
                                                                                                        d        a
                                                                                                        n        i
                                                                                                        o        d
                                                                                                        B        e
                                                                                                                 m
                                                                                                        t        r   y
                                                                                                        n        e   e
                                         s                    p                                n        e        t   n
                                         e                    a                                o        m        n   o   y
                                         i                    C                    s       n   i        n        I   M   e
                                         t                h                    s   n       o   t        r                n
                                         i                t   l                e   o       i   a        e        e   e   o
                                         n                w   l                i   i       t   c        v   e    e   e   M
                                         u                o   a                t   t       a   o   d    o   v    r   r
                                         t                r   m   s            i   a       c   l   n    G   r    F   F   e
                                         r                G   S   t            n   c       o   l   o        e    -   -   e
                                         o                        e            u   i       l   A   B    n   s    x   x   r
                                         p           e    l   l   k   a    a   t   n       l            o   e    a   a   F
                                         p           m    a   a   r   i    c   r   u       A   t   n    i   R    T   T   -
                                         O           o    n   n   a   s    i   o   m           e   r    t                x
                                                     c    o   o   M   A    r   p   m       t   s   u    a   t    a   a   a
                                         p   p   p   n    i   i            e   p   o   0   e   s   t    r   n    i   i   T
                                         a   a   a   I    t   t   g   g    m   O   C   5   s   A   e    u   e    n   n
                                         C   C   C        a   a   n   n    A               s       R    D   m    r   r   l
                                     h               y    n   n   i   i        l   l   t   A   l            n    o   o   a
                                     t   l   l   o   t    r   r   g   g    n   a   a   c       a   l    t   r    f   f   r
                                     w   l   l   r   i    e   e   r   r    i   b   b   e   .   b   a    r   e    i   i   e
                                     o   a   a   c   u    t   t   e   e    t   o   o   l   S   o   t    o   v    l   l   d
                                     r   m   m   i   q    n   n   m   m    a   l   l   e   .   l   o    h   o    a   a   e
                                     G   S   S   M   E    I   I   E   E    L   G   G   S   U   G   T    S   G    C   C   F
-----------------------------------------------------------------------------------------------------------------------------
 Repurchase agreements(1)            x   x   x   x   x    x   x   x    x   x   x   x   x   *   *    x   x    x   x   x   x
-----------------------------------------------------------------------------------------------------------------------------
 Reverse dollar roll transactions(1)                                                        *   *   x   x        x
-----------------------------------------------------------------------------------------------------------------------------
 Borrowing not to exceed one-third   x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x    x   x   x   x
 of total fund assets
-----------------------------------------------------------------------------------------------------------------------------
 Reverse repurchase agreements       x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x    x   x   x   x
-----------------------------------------------------------------------------------------------------------------------------
 Dollar roll transactions                                                                   *   *   x   x
-----------------------------------------------------------------------------------------------------------------------------
 Leverage                            x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x(2)     x
-----------------------------------------------------------------------------------------------------------------------------
 Securities lending not to exceed    x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x    x   x   x   x
 30% of total fund assets
-----------------------------------------------------------------------------------------------------------------------------
 When-issued and forward commitment  x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x(3)x(3) x   x   x   x
 securities
-----------------------------------------------------------------------------------------------------------------------------
 Forward currency contracts(4)       x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x
-----------------------------------------------------------------------------------------------------------------------------
 Purchase options on securities and  x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x        x
 currencies(5)
-----------------------------------------------------------------------------------------------------------------------------
 Purchase options on securities      x   x   x   x    x   x   x   x    x   x   x   x   x    *   *
 indices(5)
-----------------------------------------------------------------------------------------------------------------------------
 Write covered call options(5)       x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x        x
-----------------------------------------------------------------------------------------------------------------------------
 Write covered put options(5)        x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x        x
-----------------------------------------------------------------------------------------------------------------------------
 Interest rate futures contracts(6)  x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x        x
-----------------------------------------------------------------------------------------------------------------------------
 Futures and swaps and options on    x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x        x
 futures(6)
-----------------------------------------------------------------------------------------------------------------------------
 Equity swaps(7)                     x   x   x   x    x   x   x   x    x   x   x   x   x    *   *
-----------------------------------------------------------------------------------------------------------------------------
 Illiquid securities (limited to                                                            *   *            x       x   x
 10% of fund's net assets)
-----------------------------------------------------------------------------------------------------------------------------
 Illiquid securities (limited to     x   x   x   x    x   x   x   x    x   x   x   x   x    *   *   x   x        x
 15% of fund's net assets)
==============================================================================================================================

(1) Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying

                                       29

security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) The Manager will not use leverage for the Short Bond Fund if, as a result, the Fund's portfolio duration would not be comparable to or less than that of three-year U.S. Treasury notes..

(3) The Fund also may enter into forward commitments to sell high-grade liquid debt securities it does not own at the time of entering such commitments.

(4) A Fund that may invest in forward currency contracts may not invest more than one-third of its assets in such contracts. The Total Return Bond Fund can invest 20% of its net assets in foreign securities.

(5) A Fund will not enter into any options on securities, securities indices or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.

(6) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

(7) A Fund that may invest in equity swaps may invest up to 10% of its total assets in such investment.

*            To the extent allowed in each Underlying Fund.


Borrowing

Subject to the limits set forth in the prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 10% of its total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.


Portfolio securities are sold whenever the Manager believes it appropriate to further a Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. The annual portfolio turnover rate for the Total Return Bond Fund is expected to exceed 100%, and the annual portfolio turnover rate for the Latin America Fund is not expected to exceed 100%. Even when portfolio turnover exceeds 100% for a Fund, that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.


Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds (except the Money Funds) may employ certain risk management practices using certain derivative securities and techniques (known as "derivatives"). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate, and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. Although a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and goals. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Each Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.



Risk Considerations

The following describes certain risks involved with investing in the Funds. Investors in the U.S. Asset Allocation Fund and the Global Asset Allocation Fund should note the risks involved with each Underlying Fund, because the U.S. Asset Allocation Fund and the Global Asset Allocation Fund are "funds-of-funds."

Small Companies

The Small Cap, Small Cap Opportunities, Micro Cap and International Small Cap Funds emphasize, and the Select 50, the Growth and the Foreign and Global Equity Funds may make investments in, smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The U.S. Equity Funds, the Select 50 Fund, the Total Return Bond Fund and the Foreign and Global Equity Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Select 50 and the Foreign and Global Equity Funds, particularly the Emerging Asia, Emerging Markets and Latin America Funds, may invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to higher risks than investments in more-developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions among currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower-Quality Debt


As an operating policy, which may be changed by the Board without shareholder approval, the Select 50, and the Foreign and Global Equity Funds are permitted to invest in medium-quality debt securities, but do not invest more than 5% (with the exception of the Latin America Fund which may invest up to 15%) of their total assets in high-risk debt securities below investment-grade quality (sometimes called "junk bonds.")

Medium-quality debt securities are those rated or equivalent to BBB by S&P or Fitch's, or Baa by Moody's. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities. Junk bonds offer greater speculative characteristics and are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of a Fund's investment objective may also be more dependent on the Manager's own credit analysis to the extent a Fund's portfolio includes junk bonds.

The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of these Funds and their shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, these Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.


Diversification

Diversifying a Fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less-diversified mutual funds may be more sensitive to changes in the market value of a single issuer or industry. The Select 50 Fund may present greater risk than is usually associated with widely diversified mutual funds, because it may invest in the securities of as few as 50 issuers. Therefore, the Select 50 Fund is not appropriate as your sole investment.

Concentration in Communications Industry

The Communications Fund concentrates its investments in the global communications industry. Consequently, the Fund's share value may be more volatile than that of mutual funds not sharing this concentration. The value of the Fund's shares may vary in response to factors affecting the global communications industry, which may be subject to greater changes in governmental policies and regulation than many other industries, and regulatory approval requirements may materially affect the products and services. Because the Fund must satisfy certain diversification requirements in order to maintain its qualification as a regulated investment company within the meaning of the Internal Revenue Code ("the Code"), the Fund may not always be able to take full advantage of opportunities to invest in certain communications companies.

Concentration in Securities of Emerging Asian Companies

The Emerging Asia Fund concentrates its investments in companies that have their principal activities in emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asian countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asian countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in emerging Asian may not have firmly established product markets, may lack depth of management or may be more vulnerable to political or economic developments such as nationalization of their own industries. Moreover, so long as the Fund invests in at least three emerging Asian countries, it may invest more than 90% of its assets in China/Hong Kong. Alternatively, it may invest more than 90% of its assets in Malaysia. Such a heavy concentration of investment in a few countries may make the Fund's share value extremely volatile and, in the event of any economic downturn or other events adversely affecting those countries, such events' impact on the Fund will be more magnified than if the Fund did not have such a narrow concentration.

Concentration in Securities of Latin American Companies

The Latin America Fund concentrates its investments in companies that have their principal activities in Latin American countries. Consequently, the Latin America Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Latin America Fund's shares may vary in response to political and economic factors affecting issuers in Latin American countries. Investors should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline, which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin
American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Most Latin American countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including the Latin America Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared with the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

Please note the particular risks of investing in Brazil and Mexico, because the Fund may emphasize these countries (up to 75% and 67% of assets, respectively).

The Fund's investments in Brazilian securities involve certain risks, including Brazil's control on foreign investment and the Fund's limited ability to exchange Brazilian reals for U.S. dollars. There is also no liquid secondary market for certain Brazilian debt securities. This may affect the Fund's ability to obtain accurate market quotations for portfolio valuation. It may also adversely affect the market price for such securities.

The Fund's investments in Mexican securities also involve certain risks, including the Mexican governments's control over the Mexican economy. Accordingly, Mexican government actions concerning the economy and state-owned enterprises could have a significant impact on market conditions, prices and returns on Mexican securities. The Fund's investments in Mexico may also be affected by currency fluctuations, economic instability, bank loan shortages and other political or economic developments in or affecting Mexico. The Mexican economy has experienced in the past economic crises characterized by exchange rate volatility and large-scale devaluation of the peso against foreign currencies as well as negative economic growth.

The portion of the Latin America Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America, because, at present, capital invested in Chile normally cannot be repatriated for as long as five years. As such, direct investments in Chile will be limited by the Latin America Fund's nonfundamental policy of not investing more than 15% of total assets in illiquid securities.

Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a U.S. Fixed-Income and Money Market Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the U.S. Fixed-Income and Money Market Funds purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See duration in the Glossary.

Equity Swaps

The U.S. Equity, Foreign and Global Equity and Select 50 Funds may invest in equity swaps. Equity swaps are derivatives and their value can be very volatile. To the extent that the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.

Tax-Free Funds

Investing in Municipal Securities. Because the California Intermediate Bond and the California Money Funds invest primarily in California municipal securities, their performance may be especially affected by factors pertaining to the California economy and other factors specifically affecting the ability of issuers of California municipal securities to meet their obligations. As a result, the value of the Funds' shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The Federal Money Fund also may invest a portion of its portfolio in California municipal securities. Investors in the Federal Money Fund should note that the types of risks of investing in California municipal securities exist in varying degrees for municipal securities of other states.

Non-Diversified   Portfolio.   The  California   Intermediate  Bond  Fund  is  a
"non-diversified" investment company under the Investment Company Act. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) the assets and revenues of which back the security, or, with respect to an industrial development bond, that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security also may be considered to be an issuer in connection with such guarantee. By investing in a portfolio of municipal securities, a shareholder in the California Intermediate Bond Fund enjoys greater diversification than an investor holding a single municipal security. The investment return on a non-diversified portfolio, however, typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, this Fund's policy of acquiring large positions in the obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.



Management of the Funds

The Montgomery Funds and The Montgomery Funds II (the "Trusts") each has a Board of Trustees that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trusts and by the Manager pursuant to the terms of an investment management agreement with each Fund.


Montgomery Asset Management LLC is the Funds' Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG. The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Funds. Commerzbank, one of the largest publicly held commercial banks in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had more than $479 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

On July 31, 1997, Montgomery Asset Management, L.P., the former manager of the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.


Portfolio Managers

Montgomery Growth Fund
Montgomery Small Cap Opportunities Fund
Montgomery Micro Cap Fund


Roger W. Honour is a senior portfolio manager and principal. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a vice president with Merrill Lynch Capital Markets.

Kathryn M. Peters is a portfolio manager and principal. From 1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York, where she evaluated prospective equity investments for the merchant banking fund and processed investment banking transactions, including equity and high-yield offerings. Prior to that, she analyzed mezzanine investments for Barclays de Zoete Wedd in New York. From 1988 to 1990, Ms. Peters worked in the leveraged buyout group of Marine Midland Bank.

Andrew G. Pratt, CFA, is a portfolio manager and principal. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small-capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston.

Montgomery Small Cap Fund

Stuart O. Roberts is a senior portfolio manager and principal. For the five years preceding the Fund's inception in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management in Denver, where he managed three public mutual funds.

Jerome C. (Cam) Philpott, CFA, is a portfolio manager and principal. Before joining the Manager, Mr. Philpott was a securities analyst with Boettcher & Company in Denver from 1988 to 1991.

Bradford D. Kidwell is a portfolio manager and principal. He joined the Manager in 1991 from the position he held since 1989 as the sole general partner and portfolio manager of Oasis Financial Partners. Before then, he covered the savings and loan industry for Dean Witter Reynolds from 1987 to 1989.

Montgomery Equity Income Fund

John H. Brown, CFA, is a senior portfolio manager and principal. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco from June 1986.

Montgomery Emerging Markets Fund

Josephine S. Jimenez, CFA, is a senior portfolio manager and principal. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., as senior analyst and portfolio manager.

Bryan L. Sudweeks, Ph.D., CFA, is a senior portfolio manager and principal. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a professor of international finance and investments at George Washington University and served as adjunct professor of international investments from 1988 until May 1991.

Angeline Ee is a portfolio manager and principal. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

For the backgrounds and business experience of Frank Chiang and Jesus Isidoro Duarte, who are the other members of the Emerging Markets team, see the discussion under the Montgomery Emerging Asia Fund and Montgomery Latin America Fund, respectively, below.

Montgomery Emerging Asia Fund

Frank Chiang is a portfolio manager and principal. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong. Mr. Chiang is supported by the Emerging Markets team, whose other members include Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Jesus Isidoro Duarte.

Montgomery Latin America Fund

Jesus Isidoro Duarte is a portfolio manager and principal for the Manager, responsible for the Latin American markets. Mr. Duarte began his investment career in 1980. He joined the Manager from Latinvest Management Co. in Brazil, where he was director and vice president responsible for research and portfolio management for the firm's Latin American funds. Prior to Latinvest, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities. He is fluent in Spanish and Japanese, and conversant in French and Portuguese. Mr. Duarte has a bachelor of arts degree in international relations and a minor in business administration from the University of Redlands in California and has successfully completed the Japanese Language Institute's two-year program at the Sophia University in Tokyo. Mr. Duarte is supported by the Emerging Markets team, whose other members include Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Frank Chiang.

Montgomery International Growth Fund
Montgomery International Small Cap Fund
Montgomery Global Opportunities Fund
Montgomery Global Communications Fund

John D. Boich, CFA, is a senior portfolio manager and principal. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The

Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial advisor with Prudential-Bache Securities and E.F. Hutton & Company.

Oscar A. Castro, CFA, is a senior portfolio manager and principal. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.


Montgomery Select 50 Fund

The Manager currently divides its equity portfolio management into a number of specific disciplines. Five of those disciplines are represented in the Select 50 Fund. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller-Capitalization Companies, U.S. Equity Income, International and Emerging Markets. The portfolio management teams responsible for these disciplines are described throughout this "Portfolio Managers" section and below.

Kevin T. Hamilton, CFA, Chairman of the Manager's Investment Oversight Committee and executive vice president, is responsible for coordinating and implementing the investment decisions of the Manager's Equity teams and making investment decisions relating to the allocation of assets among the Underlying Funds of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund. From 1985 until joining the Manager in February 1991, Mr. Hamilton was a senior vice president responsible for investment oversight at Analytic Investment Management in Irvine, California. The portfolio management teams responsible for the different disciplines used in the Select 50 Fund are described throughout this "Portfolio Managers" section.


Nancy Kukacka is a portfolio manager and principal. Prior to joining the Manager, Ms. Kukacka worked at CS First Boston Investment from April 1994 through April 1995 where she was an equity research analyst covering consumer cyclical and non-durable sectors. Previously, Ms. Kukacka was an equity research analyst at RCM Capital Management from April 1990 through March 1994, providing fundamental-based analysis for more than US$12 billion in equity investments. Ms. Kukacka holds a bachelor of arts degree in economics with minors in chemistry and biology from Bucknell University. She is a Level III CFA candidate.


Montgomery U.S. Asset Allocation Fund
Montgomery Global Asset Allocation Fund

The U.S. Asset Allocation Fund invests its assets in separate Funds, representing three different investment disciplines. The Global Asset Allocation Fund invests its assets in separate Funds, representing five different investment disciplines.

Kevin T. Hamilton, CFA, is responsible for selecting the Funds to be included in each fund-of-funds structure and also for coordinating and implementing the investment decisions of the U.S. Asset Allocation Fund and the Global Asset
Allocation Fund. For the background and business experience of Kevin T. Hamilton, see the discussion under the Montgomery Select 50 Fund, above.

Montgomery Total Return Bond Fund
Montgomery Short Duration Government Bond Fund
Montgomery Government Reserve Fund
Montgomery California Tax-Free Intermediate Bond Fund
Montgomery California Tax-Free Money Fund
Montgomery Federal Tax-Free Money Fund


William C. Stevens is a senior portfolio manager and principal. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991; and while with Drexel Burnham Lambert from 1984 to 1990, he was responsible for the origination and trading of all derivative mortgage-related securities.

Peter D. Wilson is a portfolio manager and principal. Mr. Wilson joined the Manager's Fixed-Income team in April 1994. From 1992 to 1994, he was an associate in the Fixed Income Client Services Department of BARRA in Berkeley, California. At BARRA, Mr. Wilson directed research and development teams on mortgage, CMO and other fixed-income projects. Prior to that he was an associate in the structured finance department at Security Pacific Merchant Bank as well as on the mortgage trading desk at Chemical Bank.

Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trusts' Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.

The  management  fees for the U.S.  Equity,  the Select 50 and the  Foreign  and
Global Equity Funds are higher than for most mutual funds.
-------------------------------------------------------- --------------------------------- -----------------------
                                                             AVERAGE DAILY NET ASSETS          MANAGEMENT FEE
                                                                                               (ANNUAL RATE)
-------------------------------------------------------- --------------------------------- -----------------------
U.S. Equity Funds
-------------------------------------------------------- --------------------------------- -----------------------
Growth Fund                                              First $500 million                        1.00%
                                                         Next $500 million                         0.90%
                                                         More than $1 billion                      0.80%
-------------------------------------------------------- --------------------------------- -----------------------
Small Cap Opportunities Fund                             First $200 million                        1.20%
                                                         Next $300 million                         1.10%
                                                         More than $500 million                    1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Small Cap Fund                                           First $250 million                        1.00%
                                                         More than $250 million                    0.80%
-------------------------------------------------------- --------------------------------- -----------------------
Micro Cap Fund                                           First $200 million                        1.40%
                                                         More than $200 million                    1.25%
-------------------------------------------------------- --------------------------------- -----------------------
Equity Income Fund                                       First $500 million                        0.60%
                                                         More than $500 million                    0.50%
-------------------------------------------------------- --------------------------------- -----------------------
Foreign and Global Equity Funds
-------------------------------------------------------- --------------------------------- -----------------------
International Growth Fund                                First $500 million                        1.10%
                                                         Next $500 million                         1.00%
                                                         More than $1 billion                      0.90%
-------------------------------------------------------- --------------------------------- -----------------------
International Small Cap Fund                             First $250 million                        1.25%
                                                         More than $250 million                    1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Emerging Markets Fund                                    First $250 million                        1.25%
                                                         More than $250 million                    1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Emerging Asia Fund                                       First $500 million                        1.25%
                                                         Next $500 million                         1.10%
                                                         More than $1 billion                      1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Latin America Fund                                       First $500 million                        1.25%
                                                         Next $500 million                         1.10%
                                                         More than $1 billion                      1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Global Opportunities Fund                                First $500 million                        1.25%
                                                         Next $500 million                         1.10%
                                                         More than $1 billion                      1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Global Communications Fund                               First $250 million                        1.25%
                                                         More than $250 million                    1.00%
-------------------------------------------------------- --------------------------------- -----------------------
Multi-Strategy Funds
-------------------------------------------------------- --------------------------------- -----------------------
Select 50 Fund                                           First $250 million                        1.25%
                                                         Next $250 million                         1.00%
                                                         More than $500 million                    0.90%
-------------------------------------------------------- --------------------------------- -----------------------
U.S. Asset Allocation Fund                               All amounts                               0.00%*
-------------------------------------------------------- --------------------------------------------------------
Global Asset Allocation Fund                             All amounts                               0.20%**
-------------------------------------------------------- --------------------------------------------------------
U.S. Fixed-Income and Money Market Funds
-------------------------------------------------------- --------------------------------- -----------------------
Total Return Bond Fund                                   First $500 million                        0.50%
                                                         More than $500 million                    0.40%
-------------------------------------------------------- --------------------------------- -----------------------
Short Duration Government Bond Fund                      First $500 million                        0.50%
                                                         More than $500 million                    0.40%
-------------------------------------------------------- --------------------------------- -----------------------
Government Reserve Fund                                  First $250 million                        0.40%

                                       38

-------------------------------------------------------- --------------------------------- -----------------------
                                                             AVERAGE DAILY NET ASSETS          MANAGEMENT FEE
                                                                                               (ANNUAL RATE)
-------------------------------------------------------- --------------------------------- -----------------------
                                                         Next $250 million                         0.30%
                                                         More than $500 million                    0.20%
-------------------------------------------------------- --------------------------------- -----------------------
California Tax-Free Intermediate Bond Fund               First $500 million                        0.50%
                                                         More than $500 million                    0.40%
-------------------------------------------------------- --------------------------------- -----------------------
California Tax-Free Money Fund                           First $500 million                        0.40%
                                                         More than $500 million                    0.30%
-------------------------------------------------------- --------------------------------- -----------------------
Federal Tax-Free Money Fund                              First $500 million                        0.40%
                                                         More than $500 million                    0.30%
-------------------------------------------------------- --------------------------------------------------------

*This amount represents only the management fee of the U.S. Asset Allocation Fund and does not include management fees attributable to the Underlying Funds, which ultimately are to be borne by shareholders of the U.S. Asset Allocation Fund.

**This amount represents only the management fee of the Global Asset Allocation Fund and does not include management fees attributable to the Underlying Funds, which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.

The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: Each of the Growth, Equity Income, Opportunities, Emerging Asia and Latin America Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap, Small Cap Opportunities, Select 50, Micro Cap, Emerging Markets, International Small Cap, International Growth and Communications Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million); each of the Short, Reserve, Total Return Bond and Tax-Free Funds pays five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of average daily net assets over $500 million and the Reserve Fund over $250 million). In the case of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund, the Administrator does not charge a fee for performing administrative services for those Funds, although it charges a fee for such services performed for the Underlying Funds, which ultimately are borne indirectly by shareholders of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund.

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and record keeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the following percentages of each Fund's average net assets: the Growth Fund, one and five-tenths of one percent (1.50%); the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the Small Cap Fund, one and four-tenths of one percent (1.40%); the Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); the Micro Cap Fund, one and seventy-five one-hundredths of one percent (1.75%); the International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); the Select 50 Fund, one and eight-tenths of one percent (1.80%); the Emerging Asia, Emerging Markets, Latin America, International Small Cap, Communications and Opportunities Funds, one and nine-tenths of one percent (1.90%); the U.S. Asset Allocation Fund, one and three-tenths of one percent (1.30%) through limits in the Underlying Funds; the Global Asset Allocation Fund, five-tenths of one percent (0.50%) of the Global Asset Allocation Fund's average net assets (excluding expenses related to the Underlying Funds) or one and seventy-five one-hundredths of one percent (1.75%) including the total expenses of the Underlying Funds; the Bond Funds, seven-tenths of one percent (0.70%); and the Money Market Funds, six-tenths of one percent (0.60%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to: reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided that the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain record-keeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").



How to Contact the Funds

For information on the Funds or your account, call a Montgomery shareholder service representative at:

                              (800) 572-FUND (3863)

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:


--------------------------------------------------------------------------------
             REGULAR MAIL               EXPRESS MAIL OR OVERNIGHT SERVICE
--------------------------------------------------------------------------------
      The Montgomery Funds                  The Montgomery Funds
      P.O. Box 419073                       210 West 10th Street, 8th Floor
      Kansas City, MO  64141-6073           Kansas City, MO  64105
--------------------------------------------------------------------------------

Visit the Montgomery Funds World Wide Web site at:

                             www.montgomeryfunds.com

How to Invest in the Funds

The Funds' shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Funds Distributor, Inc., the Funds' Distributor, 101 California Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, the Distributor or certain intermediaries that have an agreement with the Funds, by the close of trading (generally, 4:00 p.m. eastern time) on any day that the New York Stock Exchange ("NYSE") is open, Fund shares will be purchased at the Fund's next-determined net asset value. Orders and payment for the Money Funds must be received by 12:00 noon, eastern time. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order. Shares of the U.S. Fixed-Income and Money Market Funds will not be priced on national bank holidays.


The minimum initial  investment in each Fund is $1,000 ($5,000 for the Micro Cap
Fund) (including IRAs) and $100 ($500 for the Micro Cap Fund) for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. If you buy shares through a broker or investment adviser instead of directly from the Distributor, different minimum investment requirements may apply. The Funds do not accept third-party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum initial investment (including IRAs) ..............................$1,000

Minimum initial investment for the Micro Cap Fund (including IRAs)........$5,000

Initial Investments by Check

o Complete the New Account application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

o    A charge may be imposed on checks that do not clear.

o Dividends do not begin to accrue on the U.S. Fixed-Income and Money Market Funds until your check has cleared.

Initial Investments by Wire

o Call the Transfer Agent to tell it you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. It will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

o A completed New Account application must be sent to the Transfer Agent by facsimile. The Transfer Agent will provide you with its fax number over the phone.

o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

     Investors Fiduciary Trust Company
     ABA #101003621
     For: DST Systems, Inc.
     Account #7526601
     Attention: The Montgomery Funds
     For credit to: (shareholder(s) name)
     Shareholder account number: (shareholder(s) account number)
     Name of Fund: (Montgomery Fund name)

o    Your bank may charge a fee for any wire transfers.

o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

Initial Investments by Telephone

You are eligible to make an initial investment into a new Fund by telephone under the following conditions:

o    You must be a shareholder in another  Montgomery Fund.

o    You must  have  been a  shareholder  for at least  30 days.

o    Your existing account registration will be duplicated in the new Fund.

o Your initial telephone purchase into the new Fund must meet initial investment minimums and is limited to the combined aggregate net asset value of your existing accounts or $10,000, whichever is less.

o The Fund must receive your check or wire transfer within three business days of the telephone purchase.

o The Fund reserves the right to collect any losses to the Fund from the shareholder's existing account(s) that result from a telephone purchase not funded within three business days.

Subsequent Investments

Minimum subsequent investment (including IRAs) .............................$100

Minimum subsequent investment for the Micro Cap Fund (including IRAs).......$500

Subsequent Investments by Check

o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

o    A charge may be imposed on checks that do not clear.

Subsequent Investments by Wire

o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agents affiliated bank by using the bank wire information under "Initial Investments by Wire."

Subsequent Investments by Telephone

o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-FUND (3863) before the Fund cutoff time.

o    Shares for IRAs may not be purchased by phone.

o The maximum telephone purchase is an amount up to five times your account value on the previous day.

o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

o    You should do one of the following to ensure payment is received in time:

     o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

     o   Send a check by overnight or second-day courier service.

     o Instruct your bank to wire funds to the Transfer Agent s affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

Automatic Account Builder ("AAB")

o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

o    Your bank must be a member of the Automated Clearing House.

o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery New Account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your New Account application or your letter of instruction, the 20th of each month will be selected.

o    You should allow 20 business days for this service to become effective.

o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.

Payroll Deduction

o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for each Fund is $100 per payroll deduction period.

o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Funds account.

o Please call the Transfer Agent for instructions on establishing this service.

Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued by the Funds at any time upon 30-days' written notice, or by you at any time by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.


Telephone privileges may be revoked at any time by the Funds as to any shareholder if the Funds believe that a shareholder has abused the telephone privilege by using abusive language or by purchases and redemptions that appear to be part of a systematic market-timing strategy.


Retirement Plans

Except for the Tax-Free Funds, shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.



How to Redeem an Investment in the Funds

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays for the U.S. Fixed-Income and Money Market Funds). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or other agents of the Funds. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission (SEC). In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

Redeeming by Written Instruction

o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

o The letter must be signed the same way your account is registered. If you have a joint account, all accountholders must sign.

o Signature-guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange. Contact the Transfer Agent for more information.

o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees at the Manager s discretion.

Redeeming by Check

o Check writing is available on the Government Reserve, Federal Money, California Money, California Intermediate Tax-Free Bond, Short Government Bond and Total Return Bond Funds.

o    Checkwriting is not available for IRA accounts.

o The minimum amount per check is $250. A check for less may be returned to you.

o    All checks will require only one signature unless otherwise indicated.

o You should not write a check to close your U.S. Fixed-Income and Money Market Fund account.

o    Checks will be returned to you at the end of each month.

o    A charge may be imposed for any stop payments requested.

o Federal banking law requires us to tell you that, technically, the Funds' checks are "drafts" payable through the Master Transfer Agent. This difference should not affect you.

Redeeming by Telephone

o Unless you have declined telephone redemption privileges on your New Account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time. This service is not available for IRA accounts.

o If you included bank wire information on your New Account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

o Telephone redemption privileges may be canceled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the authorization. When a shareholder appoints a designee on the New Account application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See the discussion of Fund telephone procedures and liability under "Telephone Transactions" above.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Uncashed Distribution or Redemption Checks

If you choose to receive your distribution or redemption by a check from the Funds (instead of bank wire), you should follow up to ensure that you have received the distribution or redemption in a timely manner. The Funds are responsible only for mailing the distribution or redemption checks and are not responsible for tracking uncashed checks or determining why checks are uncashed. If the postal or other delivery service is unable to deliver a check and the check is returned to the Funds, the Funds will hold the check in a separate account on your behalf for a reasonable period of time but will not invest the money in any interest-bearing account. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, each Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000 ($5,000 for the Micro Cap Fund). If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account to at least the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges and Restrictions

You may exchange shares from another Fund with the same registration, Taxpayer Identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of telephone procedures and limitations of liability under "Telephone Transactions" above.

Purchasing and Redeeming Shares by Exchange

o You are automatically eligible to make telephone exchanges with your Montgomery Funds account.

o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cutoff times.

o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus. You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

o Because excessive exchanges can harm a Fund's performance, the Trusts reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same Taxpayer Identification number will be counted together). Exchanges out of the U.S. Fixed-Income and Money Market Funds are exempt. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trusts reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service (ATS)

You may elect systematic exchanges out of the U.S. Fixed-Income and Money Market Funds into any other Fund. The minimum exchange is $100 ($500 for the Micro Cap
Fund). Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging, because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $1,000, or $5,000 for the Micro Cap Fund. Exchanges out of the U.S. Fixed-Income and Money Market Funds are exempt from the four-exchanges limit policy.

Directed Dividend Service

If you own shares of the U.S. Fixed-Income and Money Market Funds, you may elect to use your monthly dividends to automatically purchase additional shares of another Fund. Your account with the recipient Fund must meet the applicable minimum of $1,000, or $5,000 for the Micro Cap Fund.



Brokers and Other Intermediaries

Investing Through Securities Brokers, Dealers and Financial Intermediaries


Investors may purchase shares of a Fund from selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Some of these agents may appoint sub-agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the relevant Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Funds, they may receive fees from the Funds or the Manager for such services.

Redemption Orders Through Brokerage Accounts


Shareholders also may sell shares back to the Funds by wire or telephone through the Distributor or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received before the applicable Fund's cutoff time on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.



How Net Asset Value Is Determined


The net asset value of each Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading (but not on bank holidays for the U.S. Fixed-Income and Money Market Funds). Generally, this is 4:00 p.m. eastern time (12:00 noon for the Money Market Funds), or earlier when trading closes earlier. The Fixed-Income Funds will determine their net asset values earlier when the fixed-income markets close earlier. Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed- income securities, the mean between the closing bid and ask price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trusts' officers, and by the Manager and the Pricing Committee of the Boards, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.



Dividends and Distributions

Each Fund  distributes  substantially  all of its net investment  income and net capital  gains to  shareholders  each year.  The amount  and  frequency  of Fund distributions  are  not  guaranteed  and  are at the  discretion  of the  Board.
Currently, the Funds intend to distribute according to the following schedule:
---------------------------------------- --------------------------------------------- ---------------------------------------
                                                       INCOME DIVIDENDS                            CAPITAL GAINS
---------------------------------------- --------------------------------------------- ---------------------------------------
Equity Funds                             Declared and paid in the last quarter of      Declared and paid in the last quarter
(except Equity Income Fund)              each year*                                    of each year*
---------------------------------------- --------------------------------------------- ---------------------------------------
Equity Income Fund                       Declared and paid on or about the last        Declared and paid in the last quarter
                                         business day of each quarter                  of each year*
---------------------------------------- --------------------------------------------- ---------------------------------------
Multi-Strategy Funds                     Declared and paid in the last quarter of      Declared and paid in the last quarter
                                         each year*                                    of each year*
---------------------------------------- --------------------------------------------- ---------------------------------------
U.S. Fixed-Income and                    Declared daily and paid monthly on or about   Declared and paid in the last quarter
Money Market Funds                       the last business day of each month           of each year*
---------------------------------------- --------------------------------------------- ---------------------------------------

*Additional  distributions,  if necessary,  may be made  following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.


Unless you request cash distributions in writing at least seven business days before a distribution, or on the New Account application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to your account at the closing net asset value on the reinvestment date. Furthermore, if you have elected to receive cash distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. Also, as is the case for redemption checks, no interest will accrue on amounts represented by uncashed distribution checks. See "Uncashed Distribution or Redemption Checks" above.


Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend, and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.



Taxation

Except for the newer Funds that intend to elect and qualify as soon as possible, each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent that their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent that they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income (except income consisting of tax-exempt interest for the Tax-Free Funds) and any excess of net short-term capital gains over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gains over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisors regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

The Federal Money, the California Money and California Intermediate Bond Funds intend to continue to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its total assets in municipal securities. If these Funds satisfy this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation to the extent net investment income is represented by interest on municipal securities. Distributions from other net investment income, such as market discount on municipal securities, and from certain other investment practices, such as certain transactions in options, will be ordinary income. Shareholders generally will not incur any federal income tax on the amount of exempt-interest dividends received by them from these Funds, whether taken in cash or reinvested in additional shares. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security or railroad retirement benefits are subject to federal income tax.



General Information

The Trusts

All of the Funds with the exception of the U.S. Asset Allocation Fund are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The U.S. Asset Allocation Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993. The Agreement and Declarations of Trust of both Trusts permit their Boards to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within either of the two Trusts are separate and distinct from each other series.

This prospectus relates only to the Class R shares of the Funds. The Funds offer other classes of shares to eligible investors and may, in the future, designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of its Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of each Trust vote as a single class on matters affecting all series of that Trust jointly or that Trust as a whole (e.g., election or removal of trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the trustees of that Trust. Although the Trusts are not required and do not intend to hold annual meetings of shareholders, such meetings may be called by each Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period, and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. In the case of the California Money and California Intermediate Bond Funds, tax-equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) either Fund's yield for an investor in stated federal income and California personal income tax brackets. For the Federal Money Fund, tax equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) the Fund's yield for an investor in stated federal income tax brackets. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered a representation of what an investor's total return or current yield may be in any future period. The Funds' annual report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND (3863).

Legal Opinion

The  validity of shares  offered by this  prospectus  will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

Shareholder Reports and Inquiries

During the year, the Funds will send you the following information:

o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions (monthly) and preauthorized automatic investment, exchange and redemption services (quarterly).

o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

o Annual and semiannual reports are mailed approximately 60 days after June 30 and December 31.

o    1099 tax form(s) are mailed by January 31.

o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-FUND (3863).



Backup Withholding

Taxpayer Identification Number

Be sure to complete the Taxpayer Identification number (TIN) section of the New Account application when you open an account. Federal tax law requires that a Fund withhold 31% of taxable dividends, capital-gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or Taxpayer Identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item on the New Account application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder who is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, government agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult a tax advisor.

This prospectus is not an offering of the securities herein described in any state in which such offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Funds' official sales literature.

Glossary

asset-backed securities. These are secured by and payable from pools of assets, such as motor vehicle installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements.

cash equivalents. These are short-term, interest-bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

collateral assets. These include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Money Market Funds must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.

Collateralized Mortgage Obligations (CMOs). These are derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only, or IO class) whereas another may receive all of the principal (principal only, or PO class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

convertible security. This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

covered call option. A call option is "covered" if the fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

covered put option. A put option is "covered" if the fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

custodial receipts. Custodial receipts represent rights to receive certain future principal and interest payments on municipal securities deposited with a custodian. Typically, two classes of receipts are issued in a private placement. The interest rate of the first class is similar to that of the underlying municipal security. The value of the second class may be quite volatile.

depositary receipts. These include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

derivatives. These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

dollar roll transaction. This is similar to a reverse repurchase agreement except that it requires a fund to repurchase a similar rather than the same security.

duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

emerging markets companies. A company is considered to be an emerging markets company if its securities are principally traded in the capital market of an emerging markets country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging markets countries or from sales made in such emerging markets countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging markets country. An emerging markets country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

equity derivative securities. These include, among other things, options on equity securities, warrants and futures contracts on equity securities.

equity swaps. These allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swap transactions may be volatile and may present a fund with counterparty risks.

FHLMC. The Federal Home Loan Mortgage Corporation.

FNMA. The Federal National Mortgage Association.

forward currency contracts. This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A fund generally enters into forward contracts only under two circumstances. First, if a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a fund's portfolio securities denominated in such currency. A fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

GNMA. The Government National Mortgage Association.

illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

investment grade. Investment-grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa), or unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

leverage. Some funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

municipal securities. These are obligations issued by, or on behalf of, states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. government. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments that are obligations of the issuing municipalities or agencies sold in anticipation of a bond sale, collection of taxes or other receipt of revenues.

options on securities, securities indices and currencies. A fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industrywide stock price fluctuations.

participation interests. Participation interests are issued by financial institutions and represent undivided interests in municipal securities. Participation interests may have fixed, floating or variable rates of interest. Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying municipal security, without penalty, may terminate its payment obligation. In such event, the Funds must look to the underlying collateral.

repurchase agreement. With a repurchase agreement, a fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

reverse dollar roll transactions. When a fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

reverse repurchase agreement. In a reverse repurchase agreement, a fund sells to a financial institution a security that it holds and agrees to repurchase at an agreed-upon price and date.

S&P 500. Standard & Poor's 500 Composite Price Index.

securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

tender option bonds. These are municipal securities that have a relatively long maturity and bear interest at a fixed rate substantially higher than the prevailing short-term tax-exempt rates, coupled with an option to tender the securities at periodic intervals and in order to receive the securities' face value. In return for the option, the holder of the securities pays a fee in an amount that causes the municipal securities to trade at face value when the option is issued. Effectively, the security bears the short-term tax-exempt rate at the time the option was issued.

U.S. government securities. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

variable-rate demand notes (VRDNs). These are instruments with rates of interest adjusted periodically or that "float" continuously according to specific formulas and often have a demand feature entitling the purchaser to resell the securities.

warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

when-issued and forward commitment securities. The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a fund. At the time a fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the fund may incur a loss.

zero coupon bonds. These are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.

Investment Manager

   Montgomery Asset Management, LLC
   101 California Street
   San Francisco, California 94111
   1-800-572-FUND (3863)

Distributor

   Funds Distributor, Inc.
   101 California Street
   San Francisco, California 94111
   1-800-572-FUND (3863)


Custodian

   Morgan Stanley Trust Company
   One Pierrepont Plaza
   Brooklyn, New York 11201

Transfer Agent

   DST Systems, Inc.
   P.O. Box 419073
   Kansas City, Missouri 64141-6073
   1 (800) 572-3863

Independent Auditors

   Deloitte & Touche LLP
   50 Fremont Street
   San Francisco, California 94105

Legal Counsel

   Paul, Hastings, Janofsky & Walker LLP
   345 California Street
   San Francisco, California 94104




[LOGO]

                  The Montgomery Funds
                  101 California Street
                  San Francisco, California 94111
                  (800) 572-FUND (3863)
                  www.montgomeryfunds.com

Invest wisely.SM

      ---------------------------------------------------------------------

                                     PART A

                     COMBINED PROSPECTUS FOR CLASS P SHARES

      ---------------------------------------------------------------------

[LOGO]


The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND (3863)
www.montgomeryfunds.com


Prospectus
October 15, 1997

TABLE OF CONTENTS

Fees and Expenses of the Funds.............................3
Financial Highlights.......................................5
The Funds' Investment Objectives and Policies.............11
Portfolio Securities......................................15
Other Investment Practices................................19
Risk Considerations.......................................21
Management of the Funds...................................23
How to Contact the Funds..................................28
How to Invest in the Funds................................28
How to Redeem an Investment in the Funds..................31
Exchange Privileges and Restrictions......................33
Brokers and Other Intermediaries..........................34
How Net Asset Value is Determined.........................34
Dividends and Distributions...............................35
Taxation..................................................35
General Information.......................................36
Backup Withholding........................................37
Glossary..................................................39


Each Fund's shares offered in this prospectus (the Class P shares) are sold only through financial intermediaries and financial professionals at net asset value with no sales load, no commissions, and no redemption or exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this prospectus. The minimum initial investment in each Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of either The Montgomery Funds or The Montgomery Funds II, both open-end management investment companies managed by Montgomery Asset Management LLC (the "Manager"), a subsidiary of Commerzbank AG. Fund Distributors, Inc., which is not affiliated with the Manager, is the distributor of the Funds (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As with all mutual funds, attainment of each Fund's investment objective cannot be assured.


This prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it and retain it for future reference. A Statement of Additional Information dated October 15, 1997, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND (3863). If you are viewing the electronic version of this prospectus through an online computer service, you may request a printed version free of charge by calling (800) 572-FUND (3863).

The Internet World Wide Web site for The Montgomery Funds is www.montgomeryfunds.com. The Securities and Exchange Commission maintains a Web site (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The Montgomery Funds and The Montgomery Funds II.


An investment in the funds is neither insured nor guaranteed by the U.S. government. There can be no assurance that Montgomery Government Reserve Fund will be able to maintain a stable net asset value of $1 per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The following 10 mutual funds (the "Funds") are offered in this prospectus:

 ----------------------------------------------------------

 -----------------------------------------------------------
 Montgomery U.S. Equity Funds
 -----------------------------------------------------------

 Growth Fund
 ----------------------------------------------------------
 Small Cap Opportunities Fund
 ----------------------------------------------------------
 Equity Income Fund
 -----------------------------------------------------------
 Montgomery Foreign and Global Equity Funds
 -----------------------------------------------------------
 International Growth Fund
 ----------------------------------------------------------
 International Small Cap Fund
 ----------------------------------------------------------
 Emerging Markets Fund
 -----------------------------------------------------------
 Montgomery Multi-Strategy Funds
 -----------------------------------------------------------
 Select 50 Fund
 ----------------------------------------------------------
 U.S. Asset Allocation Fund
 ----------------------------------------------------------
 Montgomery U.S. Fixed-Income and Money Market Funds
 ----------------------------------------------------------
 Short Duration Government Bond Fund
 ----------------------------------------------------------
 Government Reserve Fund
 ----------------------------------------------------------


U.S. Equity Funds

Montgomery Growth Fund
Invests primarily in equity securities of domestic companies of all sizes and emphasizes companies having total market capitalizations of more than $1 billion.

Montgomery Small Cap Opportunities Fund
Invests  primarily  in  equity  securities  of   small-capitalization   domestic
companies (less than $1 billion).


Montgomery Equity Income Fund
Invests primarily in income-producing equity securities of domestic companies having total capitalizations of more than $1 billion.


Foreign and Global Equity Funds

Montgomery International Growth Fund
Invests primarily in equity securities of companies outside the United States having total market capitalizations more than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery International Small Cap Fund
Invests primarily in equity securities of companies outside the U.S. having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.

Montgomery Emerging Markets Fund
Invests primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

Multi-Strategy Funds

Montgomery Select 50 Fund
Invests primarily in at least 50 different equity securities of companies of all sizes throughout the world.

Montgomery U.S. Asset Allocation Fund
A   fund-of-funds   that   allocates   its   investments   among   three   asset
classes--domestic   stocks,   fixed-income   securities   and   cash   or   cash
equivalents--using Funds from The Montgomery Funds family.

U.S. Fixed-Income and Money Market Funds

Montgomery Short Duration Government Bond Fund
Invests primarily in U.S. government securities and maintains an average portfolio effective duration comparable to or less than three-year U.S. Treasury notes. It targets higher yields than money market funds generally, with less fluctuation in the value of its shares than long-term bond funds. This Fund does not maintain a stable net asset value of $1 per share.

Montgomery Government Reserve Fund
Invests only in U.S. government securities, repurchase agreements for U.S. government securities and other money market funds investing exclusively in U.S. government securities and such repurchase agreements. It seeks to maintain a stable net asset value of $1 per share.

Fees and Expenses of the Funds

Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of a
Fund:


  -----------------------------------------------------------------------------------------------------------------------------
   MAXIMUM SALES LOAD IMPOSED    MAXIMUM SALES LOAD IMPOSED    MAXIMUM DEFERRED SALES     REDEMPTION FEES+     EXCHANGE FEES
          ON PURCHASES             ON REINVESTED DIVIDENDS              LOAD
  -----------------------------------------------------------------------------------------------------------------------------
              None                          None                        None                    None               None
  -----------------------------------------------------------------------------------------------------------------------------

    + Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. Shareholders who request redemption checks to be sent by Federal Express may be required to pay a $10 fee that will be directly deducted from redemption proceeds. The Montgomery Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within 90 days of purchase.


Annual Fund Operating Expenses (as a percentage of average net assets):

  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                         TOTAL FUND OPERATING
                                                                                OTHER EXPENSES                EXPENSES
                                                                             (AFTER REIMBURSEMENT       (AFTER REIMBURSEMENT
                                            MANAGEMENT FEE*   12B-1 FEES*       UNLESS NOTED)*               UNLESS NOTED)*
  ------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Funds
  ------------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                   0.92%           0.25%                0.33%                     1.50%
  ------------------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities Fund                  1.19%           0.25%                0.31%                     1.75%
  ------------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                            0.60%           0.25%                0.25%                     1.10%
  ------------------------------------------------------------------------------------------------------------------------------
  Foreign and Global Equity Funds
  ------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund                     1.10%           0.25%                0.55%                     1.90%
  ------------------------------------------------------------------------------------------------------------------------------
  International Small Cap Fund                  1.25%           0.25%                0.65%                     2.15%
  ------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                         1.05%           0.25%                0.55%                     1.85%
  ------------------------------------------------------------------------------------------------------------------------------
  Multi-Strategy Funds
  ------------------------------------------------------------------------------------------------------------------------------
  Select 50 Fund                                1.25%           0.25%                0.55%                     2.05%
  ------------------------------------------------------------------------------------------------------------------------------
  U.S. Asset Allocation Fund                    0.00%           0.25%                1.30%#**                  1.55%#
  ------------------------------------------------------------------------------------------------------------------------------
  U.S. Fixed-Income and Money Market Funds
  ------------------------------------------------------------------------------------------------------------------------------
  Short Duration Government Bond Fund           0.50%           0.25%                0.10%                     0.85%
  ------------------------------------------------------------------------------------------------------------------------------
  Government Reserve Fund                       0.35%           0.25%                0.25%                     0.85%
  ------------------------------------------------------------------------------------------------------------------------------

This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

                                       3



    * Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1997 for the Class P shares (or, if no Class P shares were outstanding, for another class of shares, but adjusted to include the Rule 12b-1 fee.) The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction and including the Rule 12b-1 fee for the Class P shares, actual total fund operating expenses for the period ended June 30, 1997 (annualized) would have been as follows: Montgomery Equity Income Fund, 1.46% (0.86% other expenses); Montgomery Small Cap Opportunities Fund, 1.75% (0.56% other expenses); Montgomery International Growth Fund, 2.37% (1.27% other expenses);
       Montgomery International Small Cap Fund, 2.60% (1.35% other expenses); Montgomery U.S. Asset Allocation Fund, 1.49% (1.49% other expenses); Montgomery Select 50 Fund, 1.92% (0.67% other expenses); Montgomery Short Duration Government Bond Fund, 2.05% (1.55% other expenses); Montgomery Government Reserve Fund, 0.62% (0.27% other expenses); The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."
   ** Estimated expenses of Montgomery U.S. Asset Allocation Fund (excluding Rule 12b-1 fees and expenses related to the Underlying Funds and after reimbursement) is 0.25% for the Montgomery U.S. Asset Allocation Fund. Estimated expenses related to the Underlying Funds for Montgomery U.S. Asset Allocation Fund are 1.05%.
    + These figures show actual expenses; no reimbursements or waivers applied. # Even if the total expenses of the Underlying Funds exceed 1.05% for the
       Montgomery U.S. Asset Allocation Fund, the Manager has agreed to limit the Montgomery U.S. Asset Allocation Fund's total fund operating expenses to 1.30%. The total expenses for the Underlying Funds for the Montgomery U.S. Asset Allocation Fund (currently estimated to be 1.05%) will depend on the actual expenses of the Underlying Funds and how the Fund's assets are allocated among those Underlying Funds.


Example of Expenses for the Funds

Assuming,  hypothetically,  that each  Fund's  annual  return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:
  ------------------------------------------------------------------------------------------------------------------------------
                                                             1 YEAR           3 YEARS           5 YEARS           10 YEARS
  ------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Funds
  ------------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                                  $15              $47                $82              $178
  ------------------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities Fund                                 $18              $55                $95              $205
  ------------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                                           $11              $35                $61              $134
  ------------------------------------------------------------------------------------------------------------------------------
  Foreign and Global Equity Funds
  ------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund                                    $19              $60              $102               $221
  ------------------------------------------------------------------------------------------------------------------------------
  International Small Cap Fund                                 $22              $67              $115               $247
  ------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                                        $19              $58              $100               $216
  ------------------------------------------------------------------------------------------------------------------------------
  Multi-Strategy Funds
  ------------------------------------------------------------------------------------------------------------------------------
  Select 50 Fund                                               $21              $64              $110               $237
  ------------------------------------------------------------------------------------------------------------------------------
  U.S. Asset Allocation Fund                                   $16              $49                $84              $184
  ------------------------------------------------------------------------------------------------------------------------------
  U.S. Fixed-Income and Money Market Funds
  ------------------------------------------------------------------------------------------------------------------------------
  Short Duration Government Bond Fund                          $9               $27                $47              $105
  ------------------------------------------------------------------------------------------------------------------------------
  Government Reserve Fund                                      $9               $27                $47              $105
  ------------------------------------------------------------------------------------------------------------------------------


This example is to show the effect of expenses. This example does not represent past or future expenses or returns. Actual expenses and returns may vary.

Financial Highlights
Selected per-Share Data and Ratios


The following financial information for the periods ended June 30, 1992, through June 30, 1997, was audited by Deloitte & Touche LLP, whose report, dated August
8, 1997, appears in the 1997 Annual Report of the Funds. The financial information for periods indicated with the note "R" relate to another class of shares of the Funds not subject to the Class P Rule 12b-1 fee because Class P shares were not offered during those periods.

                                                                               Growth Fund

  SELECTED PER-SHARE DATE FOR THE YEAR OR PERIOD                        FISCAL YEAR ENDED JUNE 30
    ENDED:
                                                         1997##      1996           1995R          1994(A)R

Net asset value--beginning of year                      $21.94      $19.22          $15.27          $12.00
  Net investment income/(loss)                            0.09        0.03            0.12            0.04
  Net realized and unrealized gain/(loss) on              3.96        2.69            3.91            3.31++
    investments
Net increase/(decrease) in net assets resulting           4.05        2.72            4.03            3.35
  from investment operations
Distributions:
  Dividends from net investment income                   (0.10)      --              (0.07)         (0.01)
  Distributions from net realized capital gains          (2.77)      --              (0.07)           --
  Distributions in excess of net realized                 --         --              --             (0.07)
    capital gains
Total distributions                                     (2.87)       --             (0.14)          (0.08)
Net asset value--end of year                            $23.12      $21.94          $19.16          $15.27
Total return**                                          20.41%      14.15%          26.53%           27.98%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s)                        $212         $82         $878,776        $149,103
Ratio of net investment income/(loss) to average         0.44%       0.53%+          0.98%            1.09%+
  net assets
Net investment income/(loss) before deferral of          --          --              --              $0.03
  fees by Manager
Portfolio turnover rate                                 61.10%     118.14%         128.36%         110.65%
Average commission rate paid+++                         $0.0595    $0.0596           N/A             N/A
Expense ratio before deferral of fees by Manager         --          --              --              1.79%+
Expense ratio including interest expense                 1.52%     1.60%+           1.50%            1.49%+

  (A) The Growth Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and January 12, 1996, respectively.
   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
   ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
  ## Per-share numbers have been calculated using the average shares method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with the results of operations.

                                                             Small Cap                        Equity Income Fund
                                                       Opportunities Fund
  SELECTED PER-SHARE DATA FOR THE YEAR OR PERIOD     FISCAL YEAR ENDED JUNE 30            FISCAL YEAR ENDED JUNE 30
    ENDED:
                                                        1997       1996(A)##R        1997##         1996        1995(B)R
  Net asset value--beginning of year                  $14.37        $12.00          $16.09        $15.66        $12.00
    Net investment income/(loss)                      (0.11)         0.02            0.44          0.08           0.31
    Net realized and unrealized gain/(loss) on         3.27          3.78++          3.35          0.35          1.38
      investments
  Net increase/(decrease) in net assets resulting                    3.80            3.79          0.43          1.69
    from Investment operations                         3.16
  Distributions:
    Dividends from net investment income              (0.00)#        --             (0.42)         --           (0.31)
    Distributions in excess of net investment          --            --             (1.56)         --            --
      income
    Distributions from net realized capital gains      --            --               --           --            --
    Distributions in excess of net realized            --            --               --           --            --
      capital gains
    Distributions from capital                         --            --               --           --            --
  Total distributions                                 (0.00)#        --             (1.98)         --           (0.31)
  Net asset value--end of year                        $17.53        $15.80          $17.90        $16.09        $13.38
  Total return**                                      22.09%        31.67%          25.64%         2.75%        14.26%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000s)                    $9         $136,140          $868          $2            $6,383
  Ratio of net investment income/(loss) to            (1.11)%+       0.23%+          2.68%         2.78%+        4.06%+
    average net assets
  Net investment income/(loss) before deferral of                  $(0.04)          $0.34         $0.06         $0.13
    fees by Manager                                  $(0.14)
  Portfolio turnover rate                            154.50%        81.29%          62.31%        89.77%        29.46%
  Average commission rate paid+++                     $0.0562       $0.0578         $0.0598       $0.0423         N/A
  Expense ratio before deferral of fees by Manager     2.00%+        2.16%+           N/A           N/A           N/A
  Expense ratio excluding interest expense              N/A           N/A            1.11%         1.10%+        0.84%+
  Expense ratio before deferral of fees by                            N/A            1.71%         1.70%+        3.16%+
    Manager, including interest expense                 N/A
  Expense ratio including interest expense             1.75%+        1.50%+           --             --            --

  (A) The Small Cap Opportunities Fund's Class R shares and Class P shares commenced operations on December 29, 1995, and July 29, 1996, respectively.
  (B) The Equity Income Fund's Class R shares and Class P shares commenced operations on September 30, 1994, and March 12, 1996, respectively.
  (C) The International Growth Fund's Class P shares commenced operations on March 12, 1996.
  (D) The International Small Cap Fund's Class R shares and Class P shares commenced operations on September 30, 1993, and June 9, 1997, respectively.

                                       6



       International Growth Fund                            International Small Cap Fund
       FISCAL YEAR ENDED JUNE 30                             FISCAL YEAR ENDED JUNE 30
      1997##           1996(C)             1997             1996R             1995R          1994(D)R
   $15.31           $13.66              $16.96           $11.75            $12.02           $12.00
     0.05             0.00#               0.00#            0.03              0.12             0.00#
     2.54             1.65                0.20             3.10             (0.39)            0.02
     2.59             1.65                0.20             3.13             (0.27)            0.02

      --                --                 --             (0.02)            (0.00)#             --
    (1.68)              --                 --                --                 --              --
      --                --                 --                --                 --              --
      --                --                 --                --                 --              --
      --                --                 --                --                 --              --
    (1.68)              --                 --              (0.02)           (0.00)#             --
   $16.22           $15.31              $17.16            14.86            $11.75           $12.02
    19.13%           12.08%               1.18%           26.68%           (2.23)%            0.17%


   $5               $1                  $15              $41,640           $28,516          $34,555
     0.32%            0.01%+             (0.59)%+          0.20%             0.95%            0.04%+
                    $(0.05)             $(0.01)          $(0.08)           $0.05            $(0.02)
   $(0.06)
    95.02%          238.91%              84.91%           177.36%           156.13%          123.50%
     0.0217            N/A               $0.0157          $0.0123             N/A              N/A
      N/A              N/A                 N/A              N/A               N/A              N/A
     1.91%            1.90%+              2.15%+           1.90%             1.90%            1.90%+
                      3.16%+              2.85%+           2.76%             2.50%            2.32%+
     2.62%
      --               --                 2.15%+           1.96%             1.91%            1.99%+

   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
   ++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
   ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with the results of operations.


                                                                            Emerging Markets Fund

  SELECTED PER-SHARE DATA FOR THE YEAR OR PERIOD
  ENDED:                                                                  FISCAL YEAR ENDED JUNE 30
                                                       1997        1996     1995##R      1994R      1993R       1992(A)R
  Net asset value--beginning of year                  $14.19      $12.62     $13.68      $11.07      $9.96      $10.00
    Net investment income/(loss)                        0.06        0.01       0.03       (0.03)      0.07        0.03
    Net realized and unrealized gain/(loss) on          2.58        1.56       0.25++      2.92       1.05       (0.07)
      investments
  Net increase/(decrease) in net assets resulting       2.64        1.57       0.28        2.89       1.12       (0.04)
    from investment operations
  Distributions:
    Dividends from net investment income               (0.06)       --         --          --        (0.01)       --
    Distributions in excess of net investment           --          --         --          --         --          --
      income
    Distributions from net realized capital gains       --          --        (0.42)      (0.28)     (0.00)#      --
    Distributions in excess of net realized             --          --        (0.37)       --         --          --
      capital gains
  Total distributions                                  (0.06)       --        (0.79)      (0.28)     (0.01)       --
  Net asset value--end of year                        $16.77      $14.19     $13.17      $13.68     $11.07       $9.96
  Total Return**                                       18.62%      12.44%      1.40%      26.10%     11.27%      (0.40)%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000s)                     $607        $2     $998,083    $654,960   $206,617     $54,625
  Ratio of net investment income/(loss) to average      0.23%       0.33%+     0.23%      (0.14)%     0.66%       1.70%+
    net assets
  Net investment income/(loss) before deferral of       --          --         --          --        $0.06       $0.01
    fees by Manager
  Portfolio turnover rate                              83.08%     109.92%     92.09%      63.79%     21.40%       0.19%
  Average commission rate paid+++                    $0.0011     $0.0007       N/A         N/A        N/A         N/A
  Expense ratio including interest expense              --          --         --          --         --          --
  Expense ratio before deferral of fees by              --          --         --          --         1.93%       2.80%+
    Manager, including interest expense
  Expense ratio excluding interest expense              1.92%       1.97%+     1.80%       1.85%      1.90%       1.90%+

  (A) The Emerging Markets Fund's Class R shares and Class P shares commenced operations on March 1, 1992, and March 12, 1996, respectively.
  (B) The Select 50 Fund's Class R shares and Class P shares commenced operations on October 2, 1995, and December 12, 1996, respectively.
  (C) The U.S. Asset Allocation Fund's Class R shares and Class P shares commenced operations on March 31, 1994, and January 3, 1996, respectively.
  (D) The Short Duration Government Bond Fund's Class R shares and Class P shares commenced operations on December 18, 1992, and March 12, 1996, respectively.

      Select 50 Fund             U.S. Asset Allocation Fund                   Short Duration Government Bond Fund

    FISCAL YEAR ENDED             FISCAL YEAR ENDED JUNE 30                        FISCAL YEAR ENDED JUNE 30
         JUNE 30
    1997##    1996(B)R     1997##      1996      1995R    1994(C)R     1997##      1996      1995R     1994R    1993(D)R
   $15.89     $12.00      $19.33     $17.86    $12.24     $12.00       $9.92      $9.98     $9.80     $10.23    $10.00
    (0.02)      0.06        0.43       0.09      0.25       0.06        0.59       0.16      0.62       0.61      0.33
     4.11       4.45        2.13       1.38      4.11       0.18        0.06      (0.05)     0.16      (0.34)     0.23
                4.51        2.56       1.47      4.36       0.24        0.65       0.11      0.78       0.27      0.56
     4.09

     --        (0.04)      (0.34)      --       (0.17)      --         (0.58)     (0.17)    (0.62)     (0.56)    (0.33)
     --         --          --         --        --         --         (0.00)#     --        --        (0.07)     --
     --         --         (1.66)      --       (0.10)      --          --         --        --         --        --
     --        (0.01)       --         --        --         --          --         --        --        (0.07)     --
     --         --          --         --        --         --          --         --       (0.01)      --       (0.00)#
     --        (0.05)      (2.00)      --       (0.27)      --         (0.58)     (0.17)    (0.63)     (0.70)    (0.33)
   $19.98     $16.46      $19.89     $19.33    $16.33     $12.24       $9.99      $9.92     $9.95      $9.80    $10.23
    25.74%     37.75%      14.35%      8.23%    35.99%      2.00%       6.69%      1.12%     8.28%      2.49%     5.66%


      $9       $77,955       $74       $43      $60,234    $1,548        $0         $1      $17,093   $21,937    $22,254
    (0.21)%+    0.42%+      2.30%      1.60%+    3.43%      2.54%+      5.62%      5.63%+    6.41%      5.93%     6.02%+
               $0.02       $0.42      $0.08     $0.19     $(0.11)      $0.54      $0.14     $0.54      $0.51     $0.27
   $(0.03)
   157.93%    105.98%     168.51%    225.91%    95.75%    190.94%     450.98%    349.62%   284.23%    603.07%   213.22%
    $0.0011    $0.0097     $0.0448    $0.0595     N/A        N/A         N/A        N/A       N/A        N/A       N/A
     --         --          1.68%      1.67%+    1.31%      1.43%+      1.80%      1.80%+    1.38%      0.71%     --
                2.11%+      1.74%      1.80%+    2.07%      9.00%+      2.30%      2.56%+    2.23%      1.75%     2.07%+
     2.17%+
     2.07%+     1.80%+      1.56%      1.55%+    1.30%      1.30%+      0.85%      0.85%+    0.47%      0.25%     0.22%+

   **  Total return represents aggregate total return for the periods indicated.
    +  Annualized.
  +++  Average commission rate paid per share of securities purchased and sold by the Fund.
    #  Amount represents less than $0.01 per share.
   ##  Per-share  numbers have been calculated  using the average shares method, which more  appropriately  represents  the per-share data for the period, since the use of the undistributed  income method did not accord with the results of operations.
  ###  Amount represents less than $0.001 per share.

                                       9


                                                                        Government Reserve Fund

  SELECTED PER-SHARE DATE FOR THE YEAR OR PERIOD                       FISCAL YEAR ENDED JUNE 30
    ENDED:
                                                         1997       1996        1995R        1994R      1993(E)R
  Net asset value--beginning of year                    $1.00       $1.00      $1.00        $1.00        $1.00
    Net investment income/(loss)                        0.048       0.014      0.049        0.029        0.024
    Net realized and unrealized gain/(loss) on          0.000###    0.000###   0.000###     0.000###     0.000###
      investments
  Net increase/(decrease) in net assets resulting       0.048       0.014      0.049        0.029        0.024
    from investment operations
  Distributions:
    Dividends from net investment income               (0.048)     (0.014)    (0.049)      (0.029)      (0.024)
  Total distributions                                  (0.048)     (0.014)    (0.049)      (0.029)      (0.024)
  Net asset value--end of year                          $1.00       $1.00      $1.00        $1.00        $1.00
  Total return**                                        4.88%       1.38%      4.97%        2.96%        2.41%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000s)                       $0         $1       $258,956     $211,129     $124,795
  Ratio of net investment income/(loss) to average      4.68%       4.91%+     4.92%        2.99%        2.96%+
    net sales
  Net investment income/(loss) before deferral of      $0.048      $0.013     $0.047       $0.028       $0.013
    fees by Manager
  Portfolio turnover rate                               --          --         --           --           --
  Average commission rate paid+++                        N/A         N/A        N/A          N/A          N/A
  Expense ratio including interest expense              --          --         0.63%        --           --
  Expense ratio before deferral of fees by              0.87%       0.99%+     0.79%        0.71%        0.77%+
    Manager, including interest expense
  Expense ratio excluding interest expense              0.85%       0.85%+     0.60%        0.60%        0.38%+

   **  Total return represents aggregate total return for the periods indicated.
    + Annualized.
  +++ Average commission rate paid per share of securities purchased and sold by the Fund.
  ## Per-share numbers have been calculated using the average shares method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with the results of operations.
  ### Amount represents less than $0.001 per share.


The Funds' Investment Objectives and Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities." Specific investment practices that may be employed by the Funds are described in "Other Investment Practices."
Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations." Certain terms used in the prospectus are defined in the glossary at the end of this prospectus.

Summary Comparison Of Funds
  -----------------------------------------------------------------------------------------------------------------------------
                                        ANTICIPATED           MAXIMUM DEBT   FOCUS                  TYPICAL MARKET
                                      EQUITY EXPOSURE          EXPOSURE                             CAPITALIZATION OF
                                                                                                    PORTFOLIO COMPANIES
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Growth Fund                             65-100%                35%     Growth                     More than $1 billion
  -----------------------------------------------------------------------------------------------------------------------------
  Small Cap Opportunities Fund            65-100%                35%     Small-cap                  Less than $1 billion
  -----------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund                      65-100%                35%     Large-cap dividend         More than $1 billion
  -----------------------------------------------------------------------------------------------------------------------------
  Foreign and Global Equity Funds
  -----------------------------------------------------------------------------------------------------------------------------
  International Growth Fund               65-100%                35%     Foreign growth             More than $1 billion
  -----------------------------------------------------------------------------------------------------------------------------
  International Small Cap Fund            65-100%                35%     Foreign small-cap          Less than $1 billion
  -----------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                   65-100%                35%     Foreign emerging growth    Any size
  -----------------------------------------------------------------------------------------------------------------------------
  Multi-Strategy Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Select 50 Fund                          65-100%                35%     Capital appreciation       Any size
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Asset Allocation Fund              20- 80%            20- 80%     U.S. balanced              Any size
  -----------------------------------------------------------------------------------------------------------------------------
  U.S. Fixed-Income and Money Market Funds
  -----------------------------------------------------------------------------------------------------------------------------
  Short Duration Government Bond                 0%             100%     Total return               N/A
      Fund
  -----------------------------------------------------------------------------------------------------------------------------
  Government Reserve Fund                        0%             100%     Income                     N/A
  -----------------------------------------------------------------------------------------------------------------------------

U.S. Equity Funds

Montgomery Growth Fund (the "Growth Fund")

The investment objective of the Growth Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund emphasizes investments in common stock, but also invests in other types of equity securities and equity-derivative securities. Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in investment-grade debt securities or in foreign securities. See "Portfolio Securities." The Manager does not expect the Growth Fund to be consistently fully invested in equity securities. During periods that the Manager deems appropriate, the Fund may take a more defensive position and be significantly invested in cash and cash equivalents.

The Growth Fund seeks growth at a reasonable value, identifying companies with sound fundamental values and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis, focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")

The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in companies having total market capitalizations of $1 billion or more and in investment-grade debt securities and foreign companies. The Fund invests primarily in common stock. It also may invest in other types of equity securities and equity-derivative securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

The Small Cap Opportunities Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.


Montgomery Equity Income Fund (the "Equity Income Fund")

The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having total market capitalizations of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative-yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower-growth areas of the economy and have conservative accounting, strong cash flows to maintain dividends, low financial leverage, and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."


Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in investment grade debt instruments. The Fund attempts to achieve low price volatility through its investment in mature companies. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."


Foreign and Global Equity Funds

Montgomery International Growth Fund (the "International Growth Fund")

The investment objective of the International Growth Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of more than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in equity securities of U.S. companies, in lower-capitalization companies or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

The Fund targets companies with potential for above-average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research; product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

The Fund may  invest  substantially  in  securities  denominated  in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. The Fund also will use a strategic allocation of assets among countries based on fundamental and quantitative research. See "Risk Considerations."

Montgomery International Small Cap Fund (the "International Small Cap Fund")

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner, but may invest those assets in equity securities of U.S. companies, in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. Portfolio Securities" and "Risk Considerations."

The Fund targets companies with potential for above-average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared with the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

The Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")


The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in equity securities of emerging markets companies. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging markets country. The Manager currently regards the following to be emerging markets countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay and Venezuela); Asia (Bangladesh, China/Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam); southern and eastern Europe (Czech Republic, Greece, Hungary, Kazakstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine); the Middle East (Israel and Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe). In the future, the Fund may invest in other emerging markets countries.


The Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

The Fund invests primarily in common stock, but also may invest in other types of equity and equity-derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest in certain debt securities issued by the governments of emerging markets countries that are, or may be eligible for, conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. The Fund deems securities that are convertible to equity investments to be equity-derivative securities. See "Portfolio Securities."

Multi-Strategy Funds

Montgomery Select 50 Fund (the "Select 50 Fund")

The investment objective of the Select 50 Fund is capital appreciation which, under normal conditions, it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world.

The Fund invests primarily in 10 equity securities selected by each of the Manager's five different equity disciplines. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller-Capitalization Companies, U.S. Equity Income and International and Emerging Markets. See "Management of the Funds." The Manager's Equity teams select those securities based on the potential for capital appreciation.

The Fund generally invests the remaining 35% of its total assets in equity securities with the potential for capital appreciation, but may invest those assets in other equity securities or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries, which may include the U.S., but no country other than the U.S. may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which this Fund may invest. See "Risk Considerations."

Montgomery U.S. Asset Allocation Fund (the "U.S. Asset Allocation Fund," formerly called the "Montgomery Asset Allocation Fund")

The investment objective of the U.S. Asset Allocation Fund is to seek high total return,  while  also  seeking  to reduce  risk,  through a  strategic  or active allocation of assets among domestic  stocks,  debt  instruments and cash or cash equivalents.  The Fund is a "fund-of-funds,"  which means that the Fund will not invest directly in securities but will instead invest in a diversified  group of
Funds from The Montgomery  Funds family (each,  an  "Underlying  Fund") that the
Manager  considers to be  appropriate  investments  for achieving the U.S. Asset
Allocation Fund's investment  objective.  The U.S. Asset Allocation Fund adjusts the  proportion  of its  investments  in each of these  categories  as needed to respond to current  market  conditions,  primarily  by changing  its  allocation percentage among the different Underlying Funds. The following table illustrates the anticipated allocation methodology:
  ---------------------------------------------------------------------------------------------------------------
                                      U.S. Asset Allocation Fund Allocation
  ---------------------------------------------------------------------------------------------------------------
          INVESTMENT FOCUS            ANTICIPATED RANGE OF ASSET               UNDERLYING FUND
                                              ALLOCATION
  ---------------------------------------------------------------------------------------------------------------
   Domestic stocks                             20 to 80%             Growth Fund; After November 30, 1997,
                                                                     this may include other domestic equity funds
                                                                     advised by the Manager.
  ---------------------------------------------------------------------------------------------------------------
   Debt instruments                            20 to 80%             Total Return Bond Fund or other general
                                                                     investment-grade bond funds advised by the
                                                                     Manager
  ---------------------------------------------------------------------------------------------------------------
   Cash and cash equivalents                    0 to 50%             Government Reserve Fund
  ---------------------------------------------------------------------------------------------------------------

The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions.

Characteristics of the Underlying Funds

The  Characteristics  of the Growth  Fund and the  Government  Reserve  Fund are
discussed   elsewhere  in  this   prospectus.   The  following   summarizes  the
characteristics  of the Total Return Bond Fund and its investment  objective and policies.
  --------------------------------------------------------------------------------------------------
                              ANTICIPATED    MAXIMUM DEBT     FOCUS           TYPICAL MARKET
                            EQUITY EXPOSURE    EXPOSURE                CAPITALIZATION OF PORTFOLIO
                                                                                COMPANIES
  --------------------------------------------------------------------------------------------------
  Total Return Bond Fund          0%             100%         Income               N/A
  --------------------------------------------------------------------------------------------------

The investment objective of the Total Return Bond Fund is to seek maximum total return (which consists of both income and capital appreciation), consistent with preservation of capital and prudent investment management. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% (and typically more than 90%) of its total assets in a broad range of investment-grade bonds, including marketable corporate bonds, U.S. government securities, mortgage-related securities, other asset-backed securities, and cash or money market instruments. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. See "Portfolio Securities."


Duration of the Total Return Bond Fund. The Total Return Bond Fund may purchase individual securities of any maturity. The Fund, however, seeks to maintain an average portfolio duration of between four- to five-and-a-half years.


U.S. Fixed-Income and Money Market Funds

Montgomery Short Duration Government Bond Fund (the "Short Bond Fund")

The investment objective of the Short Bond Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Total return consists of interest and dividends from underlying securities, capital appreciation realized from the purchase and sale of securities, and income from futures and options. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in U.S. government securities. Because the Manager seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity.

The Fund is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the Fund's shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which the Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund seeking to maintain a stable net asset value of $1 per share.

The Fund also may invest up to 35% of its total assets in cash, commercial paper and investment-grade debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities. The Fund also may invest in other investment companies investing primarily in U.S. government securities of appropriate duration. See "Portfolio Securities."


Duration of the Short Bond Fund. The Short Duration Government Bond Fund may purchase individual securities of any maturity, and the dollar-weighted average maturity (or period until the next interest rate reset date) of its portfolio securities may exceed three years. The Fund, however, seeks to maintain an average portfolio duration comparable to or less than that of three-year U.S. Treasury notes.


Montgomery Government Reserve Fund (the "Reserve Fund")

The investment objective of the Government Reserve Fund is current income consistent with liquidity and preservation of capital which, under normal conditions, it seeks by investing exclusively in U.S. government securities, repurchase agreements for U.S. government securities, and other money market funds investing in U.S. government securities and those repurchase agreements. The Fund seeks to maintain a stable net asset value of $1 per share in compliance with Rule 2a-7 under the Investment Company Act and, pursuant to procedures adopted under such Rule, limits its investments to those U.S.
government securities that the Board of Trustees (the "Board") determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. The Fund also maintains a dollar-weighted average maturity of the securities in its portfolio of 90 days or less.


Portfolio Securities

The following describes portfolio securities in which the Funds may invest. Investors in the U.S. Asset Allocation Fund should note that the portfolio securities of the U.S. Asset Allocation Fund consist of the portfolio securities of each of its Underlying Funds.

Equity Securities

The U.S. Equity Funds, the Foreign and Global Equity Funds and the Select 50 Fund emphasize investments in common stock. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity-derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants

The U.S. Equity Funds, the Foreign and Global Equity Funds and the Select 50 Fund may invest in ADRs, EDRs, GDRs and convertible securities which the Manager regards as a form of equity security. These Funds may also invest up to 5% of its net assets in warrants.

Privatizations

The Foreign and Global Equity Funds and the Select 50 Fund believe that foreign governmental programs of selling interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Foreign and Global Equity Funds and the Select 50 Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Foreign and Global Equity Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Foreign and Global Equity Funds also may incur tax liability to the extent that they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds. See the Statement of Additional Information.

The funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.

Debt Securities


All Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. Debt securities may constitute up to 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, each Fund will not invest more than 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."

Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit quality standards of each Fund and will be limited to 5% of a Fund's total assets.

In addition to traditional corporate, government and supranational debt securities, each of the Equity Income Fund and the Foreign and Global Equity Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country, based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.


U.S. Government Securities

All  Funds  may  invest  in  fixed-rate  and  floating-  or  variable-rate  U.S.
government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Mortgage-Related Securities and Derivative Securities

The U.S. Fixed-Income and Money Market Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These Funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds. See "Hedging and Risk Management Practices" under "Other Investment Practices" for a discussion of other reasons why these Funds invest in derivative securities.

Agency Mortgage-Related Securities

Investors in the Government Reserve Fund and Short Bond Fund should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment. See "Risk Considerations."

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

The U.S. Fixed-Income and Money Market Funds consider GNMA, FNMA and FHLMC-issued pass-through certificates, CMOs and other mortgage-related securities to be U.S. government securities for purposes of their investment policies. However, the Reserve Fund does not invest in stripped mortgage securities and the Short Bond Fund limits its stripped mortgage securities investments to 10% of total assets. The liquidity of IOs and POs issued by the U.S. government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Manager under the direct supervision of the Trust's Pricing Committee and reviewed by the Board, and all other IOs and POs will be deemed illiquid for purposes of the U.S. Fixed-Income and Money Market Funds' limitation on illiquid securities. The Short Bond Fund may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities/Derivatives


The Short Bond Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multifamily or commercial mortgage loans.


Private issuer mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. The Short Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. See illiquid securities in the Glossary. The value of these securities may be very volatile.

Structured Notes and Indexed Securities

The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

Variable-Rate Demand Notes

The U.S. Fixed-Income and Money Market Funds may invest in variable-rate demand notes ("VRDNs").

Zero Coupon Bonds

The U.S. Fixed-Income and Money Market Funds may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the U.S. Fixed-Income and Money Market Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

Asset-Backed Securities

Each Fund may invest up to 5% (25% in the case of the Short Bond Fund) of its total assets in asset-backed securities. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

Other Investment Practices

The  table  below  and  the  following  sections  summarize  certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary at the end of this prospectus  briefly describes each of the investment techniques summarized below. The Statement of Additional Information,  under the
heading   "Investment   Objectives   and   Policies  of  the  Funds,"   contains
more-detailed   information   about  certain  of  these   practices,   including
limitations designed to reduce risks.


--------------------------------------------------------------------------------------------------------------------------------
                                                    U.S. Equity Funds   Foreign and Global    Multi-Strategy    U.S. Fixed
                                                                           Equity Funds           Funds         Income and
                                                                                                                Money Market
                                                                                                                    Funds
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Short
                                                          Small                 Interna-                  U.S.  Duration
                                                           Cap           Inter-  tional Emerg-           Asset  Govern- Govern-
                                                 Growth   Oppor- Equity national Small   ing    Select  Alloca-  ment    ment
                                                        tunities Income  Growth   Cap   Markets  50      tion    Bond   Reserve
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase agreements(1)                          x       x       x       x       x      x       x       *       x       x
---------------------------------------------------------------------------------------------------------------------------------
 Reverse dollar roll transactions                                                                         *       x
---------------------------------------------------------------------------------------------------------------------------------
 Borrowing not to exceed one-third of total        x       x       x       x       x      x       x       *       x       x
     fund assets
---------------------------------------------------------------------------------------------------------------------------------
 Reverse repurchase agreements                     x       x       x       x       x      x       x       *       x       x
---------------------------------------------------------------------------------------------------------------------------------
 Dollar roll transactions                                                                                 *       x
---------------------------------------------------------------------------------------------------------------------------------
 Leverage                                          x       x       x       x       x      x       x       *       x(2)
---------------------------------------------------------------------------------------------------------------------------------
 Securities lending not to exceed 30% of total     x       x       x       x       x      x       x       *       x       x
     fund assets
---------------------------------------------------------------------------------------------------------------------------------
 When-issued and forward commitment securities     x       x       x       x       x      x       x       *       x(3)    x
---------------------------------------------------------------------------------------------------------------------------------
 Forward currency contracts(4)                     x       x       x       x       x      x       x       *
---------------------------------------------------------------------------------------------------------------------------------
 Purchase options on securities and currencies(5)  x       x       x       x       x      x       x       *       x
---------------------------------------------------------------------------------------------------------------------------------
 Purchase options on securities indices(5)         x       x       x       x       x      x       x       *
---------------------------------------------------------------------------------------------------------------------------------
 Write covered call options(5)                     x       x       x       x       x      x       x       *       x
---------------------------------------------------------------------------------------------------------------------------------
 Write covered put options(5)                      x       x       x       x       x      x       x       *       x
---------------------------------------------------------------------------------------------------------------------------------
 Interest rate futures contracts(6)                x       x       x       x       x      x       x       *       x
---------------------------------------------------------------------------------------------------------------------------------
 Futures and swaps and options on futures(6)       x       x       x       x       x      x       x       *       x
---------------------------------------------------------------------------------------------------------------------------------
 Equity swaps(7)                                   x       x       x       x       x      x       x       *
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid securities (limited to 10% of fund's                                                            *               x
     net assets)
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid securities (limited to 15% of fund's     x       x       x       x       x      x       x       *       x
     net assets)
---------------------------------------------------------------------------------------------------------------------------------

    1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

                                       19

    2 The Manager will not use leverage for the Short Bond Fund if, as a result, the Fund's portfolio duration would not be comparable to or less than that of three-year U.S. Treasury notes.
    3 The Fund also may enter into forward commitments to sell high-grade liquid debt securities it does not own at the time of entering such commitments.
    4 A Fund that may invest in forward currency contracts may not invest more than one-third of its assets in such contracts.
    5 A Fund will not enter into any options on securities, securities indices or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.
    6 A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.
     7 A Fund that may  invest in equity swaps may invest up to 10% of its total assets in such investment.
     * To the extent allowed in each Underlying Fund.



Borrowing

Subject to the limits set forth in the prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 10% of its total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate to further a Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Even when portfolio turnover exceeds 100% for a Fund, that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds (except the Government Reserve Fund) may employ certain risk management practices using certain derivative securities and techniques (known as "derivatives"). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate, and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. Although a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and goals. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Each Fund has reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this prospectus.



Risk Considerations

The following describes certain risks involved with investing in the Funds. Investors in the U.S. Asset Allocation Fund should note the risks involved with each Underlying Fund, because the U.S. Asset Allocation Fund is a "fund-of-funds."

Small Companies

The Small Cap Opportunities Fund and the International Small Cap Fund emphasize, and the Growth Fund, the International Growth Fund, the Emerging Markets Fund and the Select 50 Fund may make investments in, smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The U.S. Equity Funds, the Foreign and Global Equity Funds and the Select 50 Fund have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Foreign and Global Equity Funds, particularly the Emerging Markets Fund, and the Select 50 Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to higher risks than investments in more-developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions among currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Funds. The Funds may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower-Quality Debt


As an operating policy, which may be changed by the Board without shareholder approval, the Foreign and Global Equity Funds and the Select 50 Fund are permitted to invest in medium-quality debt securities, but do not invest more than 5% of their total assets in high-risk debt securities below investment-grade quality (sometimes called "junk bonds.")

Medium-quality debt securities are those rated or equivalent to BBB by S&P or Fitch's, or Baa by Moody's. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities. Junk bonds offer greater speculative characteristics and are regarded as having a great vulnerability to default although currently having the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The ability to maintain other terms of the contract over any long period of time may be small. Junk bonds are more subject to default during periods of economic downturns or increases in interest rates and their yields will fluctuate over time. It may be more difficult to dispose of or to value junk bonds. Achievement of a Fund's investment objective may also be more dependent on the Manager's own credit analysis to the extent a Fund's portfolio includes junk bonds.

The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of these Funds and their shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, these Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.


Diversification

Diversifying a Fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less-diversified mutual funds may be more sensitive to changes in the market value of a single issuer or industry. The Select 50 Fund may present greater risk than is usually associated with widely diversified mutual funds, because it may invest in the securities of as few as 50 issuers. Therefore, the Select 50 Fund is not appropriate as your sole investment.

Interest Rates

The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that a U.S. Fixed-Income and Money Market Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, that Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the U.S. Fixed-Income and Money Market Funds purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See duration in the Glossary.


Equity Swaps

The U.S. Equity Funds may invest in equity swaps. Equity swaps are derivatives and their values can be very volatile. To the extent that the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.


Management of the Funds

The Montgomery Funds and The Montgomery Funds II (the "Trusts") each has a Board of Trustees (a "Board") that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trusts and by the Manager pursuant to the terms of an investment management agreement with each Fund.


Montgomery Asset Management LLC is the Funds' Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG. The Manager was formed in February 1997 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Funds. Commerzbank, one of the largest publicly held commercial banks in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had more than $479 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.


On July 31, 1997, Montgomery Asset Management, L.P., the former manager of the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.

Portfolio Managers

Montgomery Growth Fund
Montgomery Small Cap Opportunities Fund

Roger W. Honour is a senior portfolio manager and principal. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr.
Honour was a vice president with Merrill Lynch Capital Markets.

Kathryn M. Peters is a portfolio manager and principal. From 1993 to 1995, Ms. Peters was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York, where she evaluated prospective equity investments for the merchant banking fund and processed investment banking transactions, including equity and high-yield offerings. Prior to that, she analyzed mezzanine investments for Barclays de Zoete Wedd in New York. From 1988 to 1990, Ms. Peters worked in the leveraged buyout group of Marine Midland Bank.

Andrew G. Pratt, CFA, is a portfolio manager and principal. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small-capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston.

Montgomery Equity Income Fund

John H. Brown, CFA, is a senior portfolio manager and principal. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco from June 1986.

Montgomery Emerging Markets Fund

Josephine S. Jimenez, CFA, is a senior portfolio manager and principal. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., as senior analyst and portfolio manager.

Bryan L. Sudweeks, Ph.D., CFA, is a senior portfolio manager and principal. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a professor of international finance and investments at George Washington University and served as adjunct professor of international investments from 1988 until May 1991.

Angeline Ee is a portfolio manager and principal. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a portfolio manager and principal. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong. Mr. Chiang is supported by the Emerging Markets team, whose other members include Josephine S. Jimenez, Bryan L. Sudweeks, Angeline Ee and Jesus Isidoro Duarte.

Jesus Isidoro Duarte is a portfolio manager and principal for the Manager, responsible for the Latin American markets. Mr. Duarte began his investment career in 1980. He joined the Manager from Latinvest Management Co. in Brazil, where he was director and vice president responsible for research and portfolio management for the firm's Latin American funds. Prior to Latinvest, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities. He is fluent in Spanish and Japanese, and conversant in French and Portuguese. Mr. Duarte has a bachelor of arts degree in international relations and a minor in business administration from the University of Redlands in California and has successfully completed the Japanese Language Institute's two-year program at the Sophia University in Tokyo.

Montgomery International Growth Fund
Montgomery International Small Cap Fund

John D. Boich, CFA, is a senior portfolio manager and principal. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial advisor with Prudential-Bache Securities and E.F. Hutton & Company.

Oscar A. Castro, CFA, is a senior portfolio manager and principal. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International.

Montgomery Select 50 Fund

The Manager currently divides its equity portfolio management into a number of specific disciplines. Five of those disciplines are represented in the Select 50 Fund. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller-Capitalization Companies, U.S. Equity Income, International and Emerging Markets. The portfolio management teams responsible for these disciplines are described throughout this "Portfolio Managers" section and below.

Kevin T. Hamilton, CFA, Chairman of the Manager's Investment Oversight Committee and executive vice president, is responsible for coordinating and implementing the investment decisions of the Manager's equity teams and making investment decisions relating to the allocation of assets among the Underlying Funds of the U.S. Asset Allocation Fund. From 1985 until joining the Manager in February 1991, Mr. Hamilton was a senior vice president responsible for investment oversight at Analytic Investment Management in Irvine, California. The portfolio management teams responsible for the different disciplines used in the Select 50 Fund are described throughout this "Portfolio Managers" section.

Nancy Kukacka is a portfolio manager and principal. Prior to joining the Manager, Ms. Kukacka worked at CS First Boston Investment from April 1994 through April 1995 where she was an equity research analyst covering consumer cyclical and non-durable sectors. Previously, Ms. Kukacka was an equity research analyst at RCM Capital Management from April 1990 through March 1994, providing fundamental-based analysis for more than US$12 billion in equity investments. Ms. Kukacka holds a bachelor of arts degree in economics with minors in chemistry and biology from Bucknell University. She is a Level III CFA candidate.

Montgomery U.S. Asset Allocation Fund

The U.S. Asset Allocation Fund invests its assets in three separate Funds, representing three different investment disciplines.

Kevin T. Hamilton, CFA, is responsible for selecting the Funds to be included in each fund-of-funds structure and also for coordinating and implementing the investment decisions of the U.S. Asset Allocation Fund. For the background and business experience of Kevin T. Hamilton, see the discussion under the Montgomery Select 50 Fund, above.

Montgomery Short Duration Government Bond Fund
Montgomery Government Reserve Fund

William C. Stevens is a senior portfolio manager and principal. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991; and while with Drexel Burnham Lambert from 1984 to 1990, he was responsible for the origination and trading of all derivative mortgage-related securities.

Peter D. Wilson is a portfolio manager and principal. Mr. Wilson joined the Manager's Fixed-Income team in April 1994. From 1992 to 1994, he was an associate in the Fixed Income Client Services Department of BARRA in Berkeley, California. At BARRA, Mr. Wilson directed research and development teams on mortgage, CMO and other fixed-income projects. Prior to that he was an associate in the structured finance department at Security Pacific Merchant Bank as well as on the mortgage trading desk at Chemical Bank.


Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trusts' Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.

The management fees for the Funds are higher than for most mutual funds.

 -------------------------------------------------------------------------------
                                              AVERAGE DAILY       MANAGEMENT FEE
                                                NET ASSETS        (ANNUAL RATE)
 -------------------------------------------------------------------------------
 U.S. Equity Funds
 -------------------------------------------------------------------------------
 Growth Fund                                 First $500 million         1.00%
                                             Next $500 million          0.90%
                                             More than $1 billion       0.80%
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                              AVERAGE DAILY       MANAGEMENT FEE
                                                NET ASSETS        (ANNUAL RATE)
 -------------------------------------------------------------------------------
 Small Cap Opportunities Fund                First $200 million         1.20%
                                             Next $300 million          1.10%
                                             More than $500 million     1.00%
 -------------------------------------------------------------------------------
 Equity Income Fund                          First $500 million         0.60%
                                             More than $500 million     0.50%
 -------------------------------------------------------------------------------
 Foreign and Global Equity Funds
 -------------------------------------------------------------------------------
 International Growth Fund                   First $500 million         1.10%
                                             Next $500 million          1.00%
                                             More than $1 billion       0.90%
 -------------------------------------------------------------------------------
 International Small Cap Fund                First $250 million         1.25%
                                             More than $250 million     1.00%
 -------------------------------------------------------------------------------
 Emerging Markets Fund                       First $250 million         1.25%
                                             More than $250 million     1.00%
 -------------------------------------------------------------------------------
 Multi-Strategy Funds
 -------------------------------------------------------------------------------
 Select 50 Fund                              First $250 million         1.25%
                                             Next $250 million          1.00%
                                             More than $500 million     0.90%
 -------------------------------------------------------------------------------
 U.S. Asset Allocation Fund                  All amounts                0.00%*
 -------------------------------------------------------------------------------
 U.S. Fixed-Income and Money Market Funds
 -------------------------------------------------------------------------------
 Short Duration Government Bond Fund         First $500 million         0.50%
                                             More than $500 million     0.40%
  ------------------------------------------------------------------------------
 Government Reserve Fund                     First $250 million         0.40%
                                             Next $250 million          0.30%
                                             More than $500 million     0.20%
 -------------------------------------------------------------------------------

* This amount represents only the management fee of the U.S. Asset Allocation Fund and does not include management fees attributable to the Underlying Funds, which ultimately are to be borne by shareholders of the U.S. Asset Allocation Fund.

The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: Each of the Growth and Equity Income Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap Opportunities, International Growth, International Small Cap, Emerging Markets and Select 50 Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million); each of the Short Bond and Reserve Funds pays five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of average daily net assets over $500 million for the Short Bond Fund and over $250 million for the Reserve Fund). In the case of the U.S. Asset Allocation Fund, the Administrator does not charge a fee for performing administrative services for those Funds, although it charges a fee for such services performed for the Underlying Funds, which ultimately are borne by shareholders of the U.S. Asset Allocation Fund.

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and record keeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of each Fund have approved, and each Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Distributor for its distribution costs with respect to that Class.

The Plan provides that the Distributor may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Distributor or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees are asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares. The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Distributor to compensate those persons on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trusts, including a majority of the Trustees who are not "interested persons" of the Trusts (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses (excluding the Rule 12b-1 fee) at or below the following percentages of each Fund's average net assets: the Growth Fund, one and five-tenths of one percent (1.50%); the Small Cap
Opportunities Fund, one and five-tenths of one percent (1.50%); the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); the International Small Cap and Emerging Markets Funds, one and nine-tenths of one percent (1.90%); the Select 50 Fund, one and eight-tenths of one percent (1.80%); the U.S. Asset Allocation Fund, one and three-tenths of one percent (1.30%) through limits in the Underlying Funds; the Short Bond Fund, seven-tenths of one percent (0.70%); and the Reserve Fund, six-tenths of one percent (0.60%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. These factors are more fully discussed in the Statement of Additional Information; they include, but are not limited to: reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided that the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain record-keeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").



How to Contact the Funds

For information on the Funds or your account, call a Montgomery shareholder service representative at:

                              (800) 572-FUND (3863)

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

--------------------------------------------------------------------------------
       REGULAR MAIL                            EXPRESS MAIL OR OVERNIGHT SERVICE
--------------------------------------------------------------------------------
   The Montgomery Funds                               The Montgomery Funds
      P.O. Box 419073                            210 West 10th Street, 8th Floor
Kansas City, MO 64141-6073                            Kansas City, MO 64105
--------------------------------------------------------------------------------


Visit the Montgomery Funds World Wide Web site at:

                             www.montgomeryfunds.com


How to Invest in the Funds

The Funds' shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Funds Distributor, Inc., the Funds' Distributor, 101 California Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, the Distributor or certain intermediaries that have an agreement with the Funds by the close of trading (generally, 4:00 p.m. eastern time) on any day that the New York Stock Exchange ("NYSE") is open, Fund shares will be purchased at the Fund's next-determined net asset value. Orders and payment for the Reserve Fund must be received by 12:00 noon, eastern time. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order. Shares of the U.S. Fixed-Income and Money Market Funds will not be priced on national bank holidays.

The minimum initial investment in each Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. If you buy shares through a broker or investment adviser instead of directly from the Distributor, different minimum investment requirements may apply. The Funds do not accept third-party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum initial investment (including IRAs) ..............................$1,000

Initial Investments by Check

o Complete the New Account application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

o   A charge may be imposed on checks that do not clear.

o Dividends do not begin to accrue on the U.S. Fixed-Income and Money Market Funds until your check has cleared.

Initial Investments by Wire

o Call the Transfer Agent to tell it you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. It will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

o A completed New Account application must be sent to the Transfer Agent by facsimile. The Transfer Agent will provide you with its fax number over the phone.

o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

    Investors Fiduciary Trust Company
    ABA #101003621
    For:  DST Systems, Inc.
    Account #7526601
    Attention:  The Montgomery Funds
    For credit to:  (shareholder(s) name)
    Shareholder account number:  (shareholder(s) account number)
    Name of Fund:  (Montgomery Fund name)

o   Your bank may charge a fee for any wire transfers.

o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

Initial Investments by Telephone

You are eligible to make an initial investment into a new Fund by telephone under the following conditions:

o   You must be a shareholder in another Montgomery Fund.

o   You must have been a shareholder for at least 30 days.

o   Your existing account registration will be duplicated in the new Fund.

o Your initial telephone purchase into the new Fund must meet initial investment minimums and is limited to the combined aggregate net asset value of your existing accounts or $10,000, whichever is less.

o The Fund must receive your check or wire transfer within three business days of the telephone purchase.

o The Fund reserves the right to collect any losses to the Fund from the shareholder's existing account(s) that result from a telephone purchase not funded within three business days.

Subsequent Investments

Minimum subsequent investment (including IRAs) .............................$100

Subsequent Investments by Check

o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

o   A charge may be imposed on checks that do not clear.

Subsequent Investments by Wire

o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent s affiliated bank by using the bank wire information under "Initial Investments by Wire."

Subsequent Investments by Telephone

o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-FUND (3863) before the Fund cutoff time.

o   Shares for IRAs may not be purchased by phone.

o The maximum telephone purchase is an amount up to five times your account value on the previous day.

o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

o   You should do one of the following to ensure payment is received in time:

    o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

    o   Send a check by overnight or second-day courier service.

    o Instruct your bank to wire funds to the Transfer Agent s affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."

Automatic Account Builder ("AAB")

o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

o   Your bank must be a member of the Automated Clearing House.

o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery Acount application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your New Account application or your letter of instruction, the 20th of each month will be selected.

o   You should allow 20 business days for this service to become effective.

o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.

Payroll Deduction

o Investments through payroll deduction will be established on existing accounts only. You may not use payroll deduction to open a new account. The minimum payroll deduction amount for each Fund is $100 per payroll deduction period.

o You may automatically deposit a designated amount of your paycheck directly into a Montgomery Funds account.

o Please call the Transfer Agent for instructions on establishing this service.

Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued by the Funds at any time upon 30-days' written notice, or by you at any time by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Telephone privileges may be revoked at any time by the Funds as to any shareholder if the Funds believe that a shareholder has abused the telephone privilege by using abusive language or by purchases and redemptions that appear to be part of a systematic market-timing strategy.

Retirement Plans

Except for the Tax-Free Funds, shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.


How to Redeem an Investment in the Funds

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays for the U.S. Fixed-Income and Money Market Funds). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or other agents of the Funds. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission (SEC). In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

Redeeming by Written Instruction

o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

o The letter must be signed the same way your account is registered. If you have a joint account, all accountholders must sign.

o Signature-guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or a national securities exchange. Contact the Transfer Agent for more information.

o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees at the Manager s discretion.

Redeeming by Check

o   Check writing is available on the Government Reserve and Short Bond Funds.

o   Checkwriting is not available for IRA accounts.

o The minimum amount per check is $250. A check for less may be returned to you.

o   All checks will require only one signature unless otherwise indicated.

o You should not write a check to close your U.S. Fixed-Income and Money Market Fund account.

o   Checks will be returned to you at the end of each month.

o   A charge may be imposed for any stop payments requested.

o Federal banking law requires us to tell you that, technically, the Funds' checks are "drafts" payable through the Master Transfer Agent. This difference should not affect you.

Redeeming by Telephone

o Unless you have declined telephone redemption privileges on your New Account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time. This service is not available for IRA accounts.

o If you included bank wire information on your New Account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

o Telephone redemption privileges may be canceled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the authorization. When a shareholder appoints a designee on the New Account application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See the discussion of Fund telephone procedures and liability under "Telephone Transactions" above.

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Uncashed Distribution or Redemption Checks

If you choose to receive your distribution or redemption by a check from the Funds (instead of bank wire), you should follow up to ensure that you have received the distribution or redemption in a timely manner. The Funds are responsible only for mailing the distribution or redemption checks and are not responsible for tracking uncashed checks or determining why checks are uncashed. If the postal or other delivery service is unable to deliver a check and the check is returned to the Funds, the Funds will hold the check in a separate account on your behalf for a reasonable period of time but will not invest the money in any interest-bearing account. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, each Fund may redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If a Fund decides to make such an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account to at least the minimum investment required to open an account before the Fund takes any action.


Exchange Privileges and Restrictions

You may exchange shares from another Fund with the same registration, Taxpayer Identification Number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of telephone procedures and limitations of liability under "Telephone Transactions" above.

Purchasing and Redeeming Shares by Exchange

o You are automatically eligible to make telephone exchanges with your Montgomery Funds account.

o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cutoff times.

o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

o You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

o Because excessive exchanges can harm a Fund's performance, the Trusts reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Fund during a 12-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same Taxpayer Identification Number will be counted together). Exchanges out of the U.S. Fixed-Income and Money Market Funds are exempt. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trusts reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

Automatic Transfer Service (ATS)

You may elect systematic exchanges out of the U.S. Fixed-Income and Money Market Funds into any other Fund. The minimum exchange is $100. Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging, because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the minimum of $1,000. Exchanges out of the U.S. Fixed-Income and Money Market Funds are exempt from the four-exchanges limit policy.

Directed Dividend Service

If you own shares of the U.S. Fixed-Income and Money Market Funds, you may elect to use your monthly dividends to automatically purchase additional shares of another Fund. Your account with the recipient Fund must meet the applicable minimum of $1,000.


Brokers and Other Intermediaries

Investing Through Securities Brokers, Dealers and Financial Intermediaries


Investors may purchase shares of a Fund from selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Some of these agents may appoint sub-agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the relevant Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Funds, they may receive fees from the Funds or the Manager for such services.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Funds by wire or telephone through the Distributor or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received before the applicable Fund's cutoff time on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.


How Net Asset Value Is Determined


The net asset value of each Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading (but not on bank holidays for the U.S. Fixed-Income and Money Market Funds). Generally, this is 4:00 p.m. eastern time (12:00 noon for the Government Reserve Fund), or earlier when trading closes earlier. The Short Bond Fund will determine its net asset values earlier when the fixed-income markets close earlier. Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed- income securities, the mean between the closing bid and ask price. Securities for which market quotations are not readily available or that are illiquid are valued at their fair values as determined in good faith under the supervision of the Trusts' officers, and by the Manager and the Pricing Committee of the Boards, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.


Dividends and Distributions

Each Fund  distributes  substantially  all of its net investment  income and net capital  gains to  shareholders  each year.  The amount  and  frequency  of Fund distributions  are  not  guaranteed  and  are at the  discretion  of the  Board.
Currently, the Funds intend to distribute according to the following schedule:
 ----------------------------------------------------------------------------------------------------------------------------
                                                      INCOME DIVIDENDS                             CAPITAL GAINS
 ----------------------------------------------------------------------------------------------------------------------------
 Equity Funds                           Declared and paid in the last quarter of       Declared and paid in the last quarter
 (except Equity Income Fund)            each year*                                     of each year*
 ----------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund                     Declared and paid on or about the last         Declared and paid in the last quarter
                                        business day of each quarter                   of each year*
 ----------------------------------------------------------------------------------------------------------------------------
 Multi-Strategy Funds                   Declared and paid in the last quarter of       Declared and paid in the last quarter
                                        each year*                                     of each year*
 ----------------------------------------------------------------------------------------------------------------------------
 U.S. Fixed-Income and                  Declared daily and paid monthly on or about    Declared and paid in the last quarter
 Money Market Funds                     the last business day of each month            of each year*
 ----------------------------------------------------------------------------------------------------------------------------

* Additional distributions, if necessary, may be made following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.


Unless you request cash distributions in writing at least seven business days before a distribution, or on the New Account application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to your account at the closing net asset value on the reinvestment date. Furthermore, if you have elected to receive cash distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. Also, as is the case for redemption checks, no interest will accrue on amounts represented by uncashed distribution checks. See "Uncashed Distribution or Redemption Checks" above.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend, and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.

Taxation

Except for the newer Funds that intend to elect and qualify as soon as possible, each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent that their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent that they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gains over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gains over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisors regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.


General Information

The Trusts

All of the Funds with the exception of the U.S. Asset Allocation Fund are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The U.S. Asset Allocation Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993. The Agreement and Declarations of Trust of both Trusts permit their Boards to issue an unlimited number of full and fractional shares of beneficial interest, $0.01 par value, in any number of series. The assets and liabilities of each series within either of the two Trusts are separate and distinct from each other series.

This prospectus relates only to the Class P shares of the Funds. The Funds offer other classes of shares to eligible investors and may, in the future, designate other classes of shares for specific purposes. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this prospectus, call The Montgomery Funds at (800) 572-FUND (3863) or contact sales representatives or financial intermediaries who offer those classes.

Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of its Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of each Trust vote as a single class on matters affecting all series of that Trust jointly or that Trust as a whole (e.g., election or removal of trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the trustees of that Trust. Although the Trusts are not required and do not intend to hold annual meetings of shareholders, such meetings may be called by each Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during either a 7-day period or a 30-day period. For yield computed from a 7-day period, base period return is simply annualized by multiplying the base period return by 365/7; the effective yield computed from a 7-day period is calculated by adding one to the base period return and raising the result to the (365/7)th power and then subtracting one. When the yield is computed from a 30-day period, the yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period, and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered a representation of what an investor's total return or current yield may be in any future period. The Funds' annual report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND (3863).

Legal Opinion

The  validity of shares  offered by this  prospectus  will be passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

Shareholder Reports and Inquiries

During the year, the Funds will send you the following information:

o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions (monthly) and preauthorized automatic investment, exchange and redemption services (quarterly).

o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

o Annual and semiannual reports are mailed approximately 60 days after June 30 and December 31.

o   1099 tax form(s) are mailed by January 31.

o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-FUND (3863).



Backup Withholding

Taxpayer Identification Number

Be sure to complete the Taxpayer Identification Number (TIN) section of the New Account application when you open an account. Federal tax law requires that a Fund withhold 31% of taxable dividends, capital-gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or Taxpayer Identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item on the New Account application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder who is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, government agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult a tax advisor.

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This prospectus is not an offering of the securities herein described in any state in which such offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Funds' official sales literature.

Glossary

asset-backed securities. These are secured by and payable from pools of assets, such as motor vehicle installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements.

cash equivalents. These are short-term, interest-bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

collateral assets. These include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Money Market Funds must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.

Collateralized Mortgage Obligations (CMOs). These are derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only, or IO class) whereas another may receive all of the principal (principal only, or PO class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

convertible security. This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

covered call option. A call option is "covered" if the fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

covered put option. A put option is "covered" if the fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

depositary receipts. These include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

derivatives. These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

dollar roll transaction. This is similar to a reverse repurchase agreement except that it requires a fund to repurchase a similar rather than the same security.

duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates "Term to maturity," however, measures only the time until a debt security provides its final payment, taking no account of prematurity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

emerging markets companies. A company is considered to be an emerging markets company if its securities are principally traded in the capital market of an emerging markets country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging markets countries or from sales made in such emerging markets countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging markets country. An emerging markets country is one having an economy and market that are or would be considered by the

World Bank or the United Nations to be emerging or developing.

equity derivative securities. These include, among other things, options on equity securities, warrants and futures contracts on equity securities.

equity swaps. These allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swap transactions may be volatile and may present a fund with counterparty risks.

FHLMC. The Federal Home Loan Mortgage Corporation.

FNMA. The Federal National Mortgage Association.

forward currency contracts. This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A fund generally enters into forward contracts only under two circumstances. First, if a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a fund's portfolio securities denominated in such currency. A fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

GNMA. The Government National Mortgage Association.

illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

investment grade. Investment-grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa), or unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

leverage. Some funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

options on securities, securities indices and currencies. A fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industrywide stock price fluctuations.

repurchase agreement. With a repurchase agreement, a fund acquires a U.S. government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

reverse dollar roll transactions. When a fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

reverse repurchase agreement. In a reverse repurchase agreement, a fund sells to a financial institution a security that it holds and agrees to repurchase at an agreed-upon price and date.

S&P 500. Standard & Poor's 500 Composite Price Index.

securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

U.S. government securities. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

variable-rate demand notes (VRDNs). These are instruments with rates of interest adjusted periodically or that "float" continuously according to specific formulas and often have a demand feature entitling the purchaser to resell the securities.

warrants. Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

when-issued and forward commitment securities. The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a fund. At the time a fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the fund may incur a loss.

zero coupon bonds. These are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.

                               Investment Manager
                         Montgomery Asset Management LLC
                              101 California Street
                         San Francisco, California 94111
                              1-800-572-FUND (3863)

                                   Distributor
                             Funds Distributor, Inc.
                              101 California Street
                         San Francisco, California 94111
                              1-800-572-FUND (3863)

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                1 (800) 572-3863

                              Independent Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                                 PROSPECTUS FOR

                        MONTGOMERY INSTITUTIONAL SERIES:

                           EMERGING MARKETS PORTFOLIO

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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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Montgomery Institutional Series: Emerging Markets Portfolio
101 California Street
San Francisco, California 94111
(415) 248-6330
www.montgomeryfunds.com

Prospectus
October 15, 1997

Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund") seeks capital appreciation for institutional investors by investing primarily in equity securities of companies in countries having economies and markets that are or would be considered by the World Bank or the United Nations to be emerging or developing.

The Fund's shares are sold at net asset value (NAV) with no sales load, no commissions, no Rule 12b-1 fees and no dividend reinvestment or exchange fees. Purchases and redemptions may be made in certain circumstances with the payment of securities. When purchases or redemptions are made in cash, the Fund charges a fee to cover the expenses related to the investment of cash received by the Fund or related to the sale of securities to obtain cash, as appropriate, in order to prevent the dilution of the investments of existing shareholders. Shares purchased after November 1, 1995, will not be subject to both fees. Shares purchased by the Manager on behalf of advisory clients for which it has investment discretion may not be subject to these fees. The Fund, rather than the Manager, ultimately receives these fees. In general, the minimum initial investment in the Fund is $2,000,000, and subsequent investments must be at least $100,000. The Manager or the Distributor, in its discretion, may waive these minimums. See "How to Invest in the Fund."

The Fund is managed by Montgomery Asset Management, LLC (the "Manager"), an affiliate of Commerzbank AG. The Fund is a series of The Montgomery Funds II, an open-end management investment company, and is intended primarily for institutional investors. Funds Distributor, Inc., which is not affiliated with the Manager, is the distributor of the Funds (the "Distributor"). As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.


Please read this prospectus before investing and retain it for future reference. A Statement of Additional Information dated October 15, 1997, as may be revised, has been filed with the Securities and Exchange Commission (SEC), is incorporated by this reference and is available without charge by calling (415) 248-6659. If you are viewing the electronic version of this prospectus through an online computer service, you may request a printed version free of charge by calling (415) 248-6659.


The Securities and Exchange Commission maintains a Web site (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding The Montgomery Funds II.

The Fund, in the future, may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this prospectus, and those different fees and expenses may affect performance.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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TABLE OF CONTENTS



      Fees and Expenses of the Fund                                          3

      Financial Highlights                                                   4

      The Fund's Investment Objective and Policies                           5

      Management of the Fund                                                 5

      How to Invest in the Fund                                              8

      How to Redeem an Investment in the Fund                                9

      How Net Asset Value Is Determined                                     10

      Dividends and Distributions                                           11

      Taxation                                                              11

      Portfolio Securities                                                  12

      Other Investment Practices                                            14

      Risk Considerations                                                   17

      General Information                                                   19

      Backup Withholding Instructions                                       20



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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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Fees and Expenses of the Fund
Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of the Fund in cash:

--------------------------------------------------------------------------------------------
Maximum  Sales Load Imposed on Purchases  (as a  percentage  of offering  price)     None
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Maximum  Sales Load Imposed on  Reinvested  Dividends  (as a percentage  of          None
offering  price)
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Maximum  Deferred  Sales  Load (as a  percentage  of  original                       None
purchase  price or redemption  proceeds,  as  applicable)
--------------------------------------------------------------------------------------------
Investment  Expense Reimbursement  Fee*                                              0.75%
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Redemption Fees*+ (as a percentage of amount redeemed)                               0.75%
--------------------------------------------------------------------------------------------
Exchange Fees                                                                        None
--------------------------------------------------------------------------------------------


Annual Fund Operating Expenses (as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees**                                         .95
--------------------------------------------------------------------------------
Rule 12b-1 Fees                                           None
--------------------------------------------------------------------------------
Other Expenses**                                          .30
--------------------------------------------------------------------------------
Total Fund Operating Expenses**                           1.25%
--------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.


    * Investment expense reimbursement fees and redemption expense reimbursement fees are paid to the Fund to offset certain costs, such as brokers' commissions, incurred by the Fund in either investing the cash received from shareholders or selling securities to obtain cash to pay redemptions. Charging these fees enhances the return of the Fund for all existing shareholders. This fee will not be charged on investments made in the form of securities acceptable to the Manager and will not be charged on redemptions when the proceeds are paid in securities (although reregistration fees may be incurred). Shares purchased after November 1, 1995, will not be subject to both fees. For those shares, shareholders may elect which fee to pay. Shares purchased by the Manager on behalf of advisory clients for which it has investment discretion may not be subject to these fees. See "Management of the Fund--Investment Expense and Redemption Expense Reimbursement Fees."

    + Redemptions effected via wire transfer may be required to pay a third-party service provider charge that will be directly deducted from redemption proceeds. This would be in addition to any redemption expense reimbursement fee. See "How to Redeem an Investment in the Fund--General."

   ** Expenses are based on actual expenses for the fiscal year ended June 30, 1997. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table for the Fund, subject to possible reimbursement by the Fund within the following three years if such reimbursement can be achieved within the foregoing expense limit. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses for the period ended June 30, 1997 (annualized) would have been 1.61% (0.36% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."


Example of Fund Expenses

Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares (assuming application of the redemption expense reimbursement fee):



  ----------------------------------
    1 Year                     $21
  ----------------------------------
    3 Years                    $48
  ----------------------------------
    5 Years                    $78
  ----------------------------------
    10 Years                  $161
  ----------------------------------



This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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                              Financial Highlights

                       Selected per-Share Data and Ratios


The following financial information was audited by Deloitte & Touche LLP, whose report, dated August 8, 1997, appears in the Annual Report of the Fund.


------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA FOR THE YEAR OR PERIOD ENDED:           JUNE 30, 1997  JUNE 30, 1996   JUNE 30, 1995++   JUNE 30, 1994(A)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................   $49.09         $44.61          $43.71        $  50.00

  Net investment income .........................................     0.43           0.50            0.13            0.09

  Net realized and unrealized gain/(loss) on investments ........     9.46           3.93            0.67           (6.67)

  Net increase/(decrease) in net assets resulting from
     investment operations ......................................     9.89           4.43            0.80           (6.58)

  Effect of redemption expense reimbursement fee ................     0.02           0.09            0.11            0.29

  Distributions from net investment income ......................    (0.48)         (0.04)          (0.01)            --

Net asset value, end of period ..................................   $58.52         $49.09          $44.61        $  43.71

Total Return** ..................................................    20.45%         10.14%           2.09%         (12.58)%


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

  Net assets, end of year (in 000s) ............................. $334,181       $270,878        $186,666        $127,085

  Ratio of net investment income to average net assets ..........     0.86%          1.16%           0.29%           0.47%+

  Ratio of net expenses to average net assets ...................     1.26%          1.29%           1.40%           1.40%+

  Portfolio turnover rate .......................................       85%            88%            101%             33%

  Average commission rate paid+++ ...............................  $0.0009        $0.0007             N/A             N/A

  Net investment income/(loss) before deferral of fees by
     Manager                                                       $  0.26          $0.33          $(0.05)          $0.01

  Ratio of expenses before deferral of fees by Manager ..........     1.61%          1.70%           1.79%           1.81%+

--------------------

(A) The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.
**     Total return represents aggregate total return for the periods indicated.
+      Annualized.
++ Per-share numbers have been calculated using the monthly average shares method, which more appropriately represents the per-share data for the year since the use of the undistributed method did not accord with results of operations.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.


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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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The Fund's Investment Objective and Policies


The Fund's investment objective and general investment policies are described below. Specific portfolio securities that the Fund may purchase are described in "Portfolio Securities." Specific investment practices that the Fund may employ are described in "Other Investment Practices." Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations.".

The Fund's investment objective is capital appreciation, which under normal conditions it seeks by investing at least 85% of its total assets in equity securities of emerging markets companies. For these purposes, the Fund defines an emerging markets country as any country whose economy and market the World Bank or the United Nations considers to be emerging or developing.

The Fund currently limits its investments to the following emerging markets countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica,
Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay and Venezuela); Asia (Bangladesh, China/Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam); southern and eastern Europe (Czech Republic, Greece, Hungary, Kazakstan, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine); Middle East (Israel and Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia and Zimbabwe). In the future, the Fund may invest in other emerging markets countries. Under normal conditions, the Fund maintains investments in at least six emerging markets countries at all times and does not invest more than 25% of its total assets in any one emerging markets country.

The Fund considers emerging markets companies to be companies whose securities are principally traded in the capital market of an emerging markets country; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging markets countries or from sales made in such emerging markets countries, regardless of where the securities of such companies are principally traded; or organized under the laws of, and with a principal office in, an emerging markets country.

The Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percentage of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context and to construct a portfolio of emerging markets investments that approximates the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research, publicly available information and company visits.

The Fund invests primarily in common stocks, but it also may invest in other types of equity and equity-derivative securities. The Fund may invest up to 15% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest in certain debt securities issued by the governments of emerging markets countries that are or may be eligible for conversion into investments in emerging markets companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity-derivative securities. See "Portfolio Securities."

Management of the Fund

The Montgomery Funds II (the "Trust") has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an Investment Management Agreement with the Fund.

Montgomery Asset Management, LLC is the Fund's Manager. The Manager, a Delaware limited liability company, is a subsidiary of Commerzbank AG. The Manager was formed in February 1997 as an investment advisor registered as such with the SEC under the Investment Advisers Act of 1940, as amended. It advises private accounts as well as the Fund. Commerzbank, the third-largest publicly held commercial bank in Germany, has total assets of approximately $268 billion.

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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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Commerzbank and its affiliates had more than $479 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

On July 31, 1997, Montgomery Asset Management, L.P., the former manager to the Funds, completed the sale of substantially all of its assets to the Manager. At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the Manager, effective July 31, 1997, for an initial two-year period.

Portfolio Managers

Josephine S. Jimenez, CFA, a founding partner of the emerging markets discipline, is a senior portfolio manager and principal responsible for strategic research and qualitative analysis of countries and industries. From 1988 through 1991. Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C., as senior analyst and portfolio manager in charge of investments in Latin America, the Philippines and Portugal. From 1984 through 1987, she was an Investment Officer at Shawmut Corporation where she designed a stock valuation model for hyper-inflationary economies, which has served as the foundation for most of her work since that time.

Bryan L. Sudweeks, Ph.D., CFA, a founding partner of the emerging markets discipline, is a senior portfolio manager and principal responsible for all quantitative modeling as it relates to the investment process. From 1988 until joining the Manager in 1991, he was a senior analyst and portfolio manager at Emerging Markets Investors/Emerging Markets Management in Washington, D.C. specializing in Asia, Greece, Jordan and Turkey. He was instrumental in the design and implementation of the firm's asset allocation model. Previously, Dr. Sudweeks was a professor of international finance and investments at George Washington University and served as adjunct professor of international investments from 1988 until May 1991. Dr. Sudweeks is fluent in Mandarin Chinese.

Angeline Ee is a portfolio manager and principal focusing on Southeast Asian investments. From 1990 until joining the Manager in July 1994, Ms. Ee was an investment manager with AIG Investment Corp. in Hong Kong responsible for US$ 110 million invested in Singapore, Malaysia and Thailand. From June 1989 until September 1990, Ms. Ee was co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

Frank Chiang is a portfolio manager and principal responsible for North Asian markets. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager with TCW Asia Ltd., Hong Kong, responsible for TCW's Asian Equity strategy. While at TCW, Mr. Chiang co-managed US$ 1.3 billion invested throughout the Asian Pacific Region. Prior to TCW Asia, he was associate director and portfolio manager for Wardly Investment Services, Hong Kong, where he created and managed three dedicated China Funds. Mr. Chiang is fluent in three Chinese dialects: Mandarin, Shanghaineses and Cantonese.

Jesus Isidoro Duarte is a portfolio manager and principal for the Manager responsible for the Latin American markets. From 1993 until joining the Manager he was director and vice president of Latinvest Management Co. in Brazil, where he was responsible for research and portfolio management for the firm's Latin American funds. From 1989 to 1992, Mr. Duarte worked at W.I. Carr in Tokyo as a securities analyst of Japanese equities. He is fluent in Spanish and Japanese and conversant in French and Portuguese.


Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Trust's Board of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, at the annual rate of one and twenty-five one-hundredths percent (1.25%) of the first $50 million in average daily net assets, one percent (1.00%) of the next $50 million of daily net assets, and nine-tenths of one percent (.90%) of amounts over $100 million in average daily net assets. The management fee for the Fund is higher than for most mutual funds.

Montgomery Asset Management, LLC also serves as the Fund's Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of five one-hundredths of one percent (0.05%) of average daily equity assets.

The Fund is responsible for its own operating expenses including but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining

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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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registrations of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below one and twenty-five one-hundredths percent (1.25%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate those voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers and other financial intermediaries that distribute the Fund's shares as well as other providers of shareholder and administrative services.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. These are discussed more fully in the Statement of Additional Information; the factors include, but are not limited to, the reasonableness of commissions, the quality of services and execution, and the availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider the sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding the Fund's policies concerning the execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

Investment Expense and Redemption Expense Reimbursement Fees

The Board of Trustees of the Trust and the Manager have determined that payment of an investment expense reimbursement fee by certain investors is appropriate to defray the significant costs, listed below, associated with investing the proceeds received by the Fund and to offset the dilutive effect such costs would otherwise have on the net asset value of shares held by existing shareholders. Likewise, the redemption expense reimbursement fee is used to defray the significant costs, listed below, associated with the sale of portfolio securities needed to pay cash redemption requests. Therefore, the shares of the Fund are sold at a public offering price which is equal to the net asset value of such shares plus the investment expense reimbursement fee. In addition, redemption requests are paid at net asset value less the redemption expense reimbursement fee.

The amount of the reimbursement fees represents the Manager's estimate of the costs reasonably anticipated to be associated with the purchase of securities with cash received from investors and the sale of securities to obtain cash. The fees are paid to the Fund and used by it to defray those costs. Those costs include brokerage commissions on listed securities, imputed commissions on over-the-counter securities, and, in the case of foreign countries, commissions, duties and taxes (other than taxes based on net income) imposed on the purchase or sale of securities. These costs do not include distribution-related expenses. It is possible that the amount of the reimbursement fees will be more or less than the actual costs they are intended to defray. The Fund will incur any extra costs or receive any excess fees, as applicable.

The Fund charges an investment expense reimbursement fee of seventy-five one-hundredths of one percent (0.75%) of the amount invested and a redemption expense reimbursement fee of seventy-five one-hundredths of one percent (0.75%) of the

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amount redeemed. Shares purchased after November 1, 1995, will not be subject to both fees. For those shares, shareholders may elect which fee to pay. Shares purchased by the Manager on behalf of advisory clients for which it has investment discretion may not be subject to these fees. Reinvestments of dividends, capital-gains distributions paid by the Fund and investments in kind are not subject to the expense reimbursement fees. Purchases and redemptions in kind are not subject to the expense reimbursement fees. See "How to Invest in the Fund--In-Kind Purchases."

How to Invest in the Fund


The Fund's shares are offered directly to the public at their current net asset value plus any applicable investment expense reimbursement fee, with no sales load. The Fund's shares are offered for sale by Funds Distributor, Inc., the Funds' Distributor, 101 California Street, San Francisco, California 94111,
(800) 572-3863, and through selected securities brokers and dealers.


The minimum initial investment in the Fund is $2,000,000. Subsequent investments for the Fund must be at least $100,000. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See "In Kind Purchases" below and the Statement of Additional Information for further details.

Initial Investments by Check

      o     Complete the New Account application.

      o     Make your  check(s)  payable  to  Montgomery  Institutional  Series:
            Emerging Markets Portfolio.

      o Mail or deliver the completed New Account application and your check(s) to the Transfer Agent: Montgomery Institutional Series:
            Emerging Markets Portfolio, P.O. Box 419073, Kansas City, MO 64141-6073.

Initial Investments by Wire

      o Before wiring funds, call the Transfer Agent at (800) 572-3863 to advise the Transfer Agent that you intend to make an initial investment by wire and to receive an account number.

      o Provide the Transfer Agent with the name of the investor and the dollar amount to be invested.

      o Complete the New Account application. Be sure to include the date and the account number. Mail or deliver the completed New Account application to the appropriate address shown at the end of the New Account application.

      o Request the investor's bank to immediately transmit available funds by wire for purchase of shares in the investor's name to the Transfer Agent's affiliated bank, as follows:

            Investors Fiduciary Trust Company
            ABA # 101003621
            For: DST Systems, Inc.
            Account # 7526601
            Attention:        Montgomery Institutional Series:
                              Emerging Markets Portfolio
            For credit to:
            Shareholder:
            Account Number:


Subsequent Investments by Check

      o Detach and complete the stub attached to your account statement. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and your account number.

      o     Make your  check(s)  payable  to  Montgomery  Institutional  Series:
            Emerging Markets Portfolio.


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      o     Write your shareholder account number on the check.

      o     Mail  the  check(s)  and  investment  stub  to the  Transfer  Agent:
            Montgomery Institutional Series: Emerging Markets Portfolio, P.O. Box 419073, Kansas City, MO 64141-6073.


Subsequent Investments by Wire

      o Instruct the bank to wire funds as indicated above. It is not necessary to contact the Transfer Agent prior to making subsequent investments by wire.

It is essential that complete information regarding your account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information about remitting funds in this manner and any fees that may be imposed from their own banks.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.


If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading (generally, 4:00 P.M. eastern time) on any day that the New York Stock Exchange ("NYSE") is open, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after the Fund's cutoff times will be purchased at the next-determined net asset value after receipt of the order.


In-Kind Purchases


An investor may purchase shares of the Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objective and policies, and the tendered securities are otherwise acceptable to the Fund's Manager. For purposes of in-kind purchases, a security will be considered "readily marketable" if it is in the process of undergoing customary settlement and/or registration in its primary market. For the purposes of sales of shares of the Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares.


Purchases of the Fund's shares with acceptable securities will not be charged an investment expense reimbursement fee. See "Fees and Expenses of the Fund" and "Management of the Fund--Investment Expense and Redemption Expense Reimbursement Fees."

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form, registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How to Redeem an Investment in the Fund


The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share, less any redemption expense reimbursement fee, next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, securities dealers. The procedures for requesting a redemption are set forth below.


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Direct Redemption by Check or Wire

Redemptions can be requested by writing to the Fund's Transfer Agent. If you want to have redemption proceeds wired directly to your bank account, include a voided check with your letter. Send your letter to Montgomery Institutional
Series: Emerging Markets Portfolio, P.O. Box 419073, Kansas City, MO 64141-6073. The minimum amount that may be wired is $100,000 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees at the Manager's discretion. The Transfer Agent requires that the signature(s) on any written request be guaranteed by an eligible guarantor institution, such as a commercial bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., an authorized credit union, a national securities exchange, a registered securities association, a clearing agency or a savings association. Please contact the Transfer Agent for more information.

In-Kind Redemptions


When in the judgment of the Manager it is consistent with the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager at its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

Redemptions of the Fund's shares for securities will not be charged any redemption expense reimbursement fee. See "Fees and Expenses of the Fund" and "Management of the Fund--Investment Expense and Redemption Expense Reimbursement Fees."

General

Payment of redemption proceeds is made promptly regardless of when redemption occurs, but not later than three days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions on the New Account application to a predesignated account. The minimum amount that may be wired is $100,000 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees at the Manager's discretion. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account if at any time, due to redemptions by the shareholder, the total value of a shareholder's account is less than $100,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than $100,000 and will be allowed 30 days to make an additional investment to bring the value of that account to at least $100,000 before the Fund takes any action.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading. Generally, this is 4:00 P.M. eastern time, or earlier when trading closes earlier. Per-share net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board of Trustees of the Trust, respectively, in accordance with methods specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

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The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.


Because foreign securities markets may close prior to the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected in the Fund's calculation of net asset value unless the Manager, under supervision of the Board of Trustees, determines that the particular event would materially affect the Fund's net asset value.

Dividends and Distributions


The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made on or about the last quarter of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains will be made following the Fund's fiscal year end (June 30). The amount and frequency of distributions by the Fund are not guaranteed and are at the discretion of the Trust's Board of Trustees.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the New Account application, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date, without the imposition of an investment expense reimbursement fee.


Taxation

The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on the net income except to the extent that its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent that it invests in "passive foreign investment companies." See the Statement of Additional Information for further information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. A portion of the distributions paid by the Fund may not be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gains over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt investors and non-U.S. investors) are advised to consult their own tax advisors regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.


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Portfolio Securities

The following describes portfolio securities in which the Fund may invest.

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stock. The Fund also may invest in other types of equity securities and equity-derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

Depositary Receipts

The Fund also may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored depositary receipts programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such depositary receipts were sponsored by the issuer.

Convertible Securities

The Fund also may invest in convertible securities as a form of equity securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock; it tends to increase as the market value of the underlying stock rises, and to decrease as the market value of the underlying stock declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity securities.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants, including warrants that are not listed on a securities exchange. A warrant typically is a long-term option issued by a corporation that gives the holder the privilege of buying a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

Privatizations


The Fund believes that foreign governments' programs of selling all or part of the interests in government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and may invest in privatizations as it deems appropriate. The ability of U.S. entities such as the Fund to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.


Special Situations


The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. This Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations

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may be illiquid, as determined by the Manager based on criteria established by the Board of Trustees. The Fund will not invest more than 15% of its total assets in all types of illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which the Fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in stock of a foreign issuer that constitutes a "passive foreign investment company." See Statement of Additional Information.

The Fund does not intend to invest in other investment companies unless, in the judgment of the Manager, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund continues to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation, either through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. In selecting debt securities, the Manager will seek out good credits. The Manager also analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investor Service, Inc. ("Moody's") or BBB by Fitch
Investor Services ("Fitch"), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. See "Risk Considerations."

In addition to traditional corporate, governmental and supranational debt securities, the Fund may invest in external debt obligations issued by the governments, governmental entities and companies of emerging markets countries. External debt obligations are those issued by an emerging markets country or company to foreign lenders.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Fund's assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rates of economic growth and corporate profits growth; changes in governmental policies, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of governmental finances; and the conditions of the balance of payments and changes in the terms of trade.

U.S. Government Securities

The Fund may invest in fixed-rate and floating or variable-rate U.S. government securities. Certain obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank; whereas others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

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Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce these risks.

Repurchase Agreements

The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. government security or other high-grade liquid debt instrument from a bank, a broker-dealer or other financial institution that simultaneously agrees to repurchase the same security from the Fund at a specified time and price. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return, which is not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. government securities or other liquid equity or debt securities ("Collateral Assets") separately identified and rendered unavailable for investment. If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks in an aggregate amount not to exceed 10% of the Fund's total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets.

Securities Lending

The Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of the Fund's total assets. Each securities loan is collateralized with Collateral Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as disposition costs in liquidating the security. See the Statement of Additional Information for further information.

When-Issued and Forward Commitment Securities

The Fund may purchase U.S. government or other securities on a "when-issued," and may purchase or sell securities on a "forward commitment" or "delayed delivery," basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally seven to 15 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition, or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its Custodian to collateralize the Fund's obligation with Collateral Assets equal to the value of the when-issued or forward commitment securities, marked-to-market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in the financial markets in which the Fund invests, or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options;

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futures contracts; and swaps and options on futures contracts on U.S. government and foreign government securities and currencies. The Board has adopted derivatives guidelines that require the Board to review each new type of derivative that may be used by the Fund. Some markets currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such markets. To the extent that such markets do not exist, the Manager may not be able effectively to hedge its investment in such countries. Furthermore, the Fund will engage in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. The Statement of Additional Information contains further information on the Fund's hedging and risk management practices, including related risks and other special considerations.

Forward Currency Contracts

A forward currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into a forward contract with a term greater than one year.

The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy or sell the amount of foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country may suffer or substantially benefit against the U.S. dollar, it may enter into a forward contract to buy or sell the currency of such country approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Fund will not enter into forward contracts if, as a result, the Fund will have more than one-third of its total assets committed to the consummation of such contracts or unless the Fund owns the currency that it is obligated to deliver or has caused its Custodian to collateralize the Fund's obligation with Collateral Assets having a value sufficient to cover its obligations to purchase the currency. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be predicted accurately.

Options on Securities, Securities Indices and Currencies

The Fund also may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency relative to the U.S. dollar). The Fund also may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). The ability to purchase put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from such a sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge   against  the  risk  of  stock  market  or   industry-wide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

The Fund may purchase and write options in the over-the-counter market ("OTC options") to the same extent that they may engage in transactions in exchange-traded options. OTC options differ from exchange-traded options in that they are negotiated individually and terms of the contract are not standardized as is the case with exchange-traded options. Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options generally are much more available for securities in a wider range of expiration dates and exercise prices than exchange-traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities except to the extent that OTC options are entered

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into with U.S. government securities dealers designated by the Federal Reserve Bank of New York under guidelines specified by the SEC staff. Accordingly, the Fund will treat OTC options as subject to the Fund's limitations on illiquid securities until such time as there is a change in the SEC's position.

Futures and Options on Futures

To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement by the Fund to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. The Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge its portfolio against an anticipated increase in interest rates and a corresponding decline in the Fund's portfolio debt securities. The Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against an interest rate decrease and corresponding increase in the value of debt securities it anticipates purchasing. The Fund also may purchase and sell put and call options on interest rate futures contracts in lieu of, and for the same purposes as, entering into the underlying interest rate futures contracts. The Fund collateralizes its obligation with Collateral Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts for which it has an obligation to purchase.

The Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options purchased by the Fund would exceed 5% of the value of the Fund's total assets. The Fund will not purchase futures contracts or related options if, as a result, more than one-third of the value of the Fund's total assets would be so invested.

Hedging Considerations


Hedging transactions involve certain risks. Although a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments. The Fund also could be exposed to risks if it could not close out its futures or options positions because of an illiquid secondary market. The Statement of Additional Information contains further information on the Fund's hedging and risk management practices, including related risks and other special considerations.

Futures, options and options on futures have effective durations which, in general, are closely related to the effective duration of their underlying securities. Holding purchased futures or call option positions (supported by Collateral Assets) may lengthen the effective duration of the Fund's portfolio.

Although utilization of options, futures contracts and related options and similar instruments may be advantageous to the Fund, if the Manager is not successful in employing such instruments in managing the Fund's investments or in predicting changes in the market, the Fund's performance will be worse than if the Fund did not make such investments. In addition, the Fund pays commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. See the Statement of Additional Information for a further discussion of the possible risks involved in transactions in options and futures contracts and related options.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund will treat any securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid securities. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid securities. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities that the Fund may purchase.

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Defensive Investments and Portfolio Turnover


Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies) such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.

Portfolio securities are sold whenever the Manager believes it is appropriate, regardless of how long the securities have been held by the Fund. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. Portfolio turnover also may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. See "Financial Highlights" for the Fund's past portfolio turnover information. The annual portfolio turnover for the Fund is anticipated to be less than 100%. The Manager does not regard portfolio turnover as a limiting factor, however.

Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval; but unless otherwise stated, the Fund's other investment policies may be changed by the Trust's Board of Trustees. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Risk Considerations

Small Companies

While the Fund may invest in mature suppliers of products, services and technologies, the Fund also may invest in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger, mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than those of the securities of other issuers.

Foreign Securities

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should carefully consider the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Investments in securities of companies domiciled in, and markets of, emerging markets countries may be subject to higher risks than investments in more-developed countries.


Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investment in securities of issuers in foreign nations. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing

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practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Further risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the prospectus and in the Statement of Additional Information.


Brokerage commissions, fees for custodial services, and other costs relating to investments by the Fund in other countries generally are greater than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to settle certain transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result either in loss to the Fund if the value of the portfolio security subsequently declined or, if the Fund entered into a contract to sell the security, could result in possible claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States


Because the securities of the Fund may be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions among currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes also will affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange among the currencies of different nations, and the Fund therefore may engage in certain foreign currency hedging strategies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the Manager's ability to predict movements in exchange rates, as well as the difficulty of predicting, and the imperfect movements among, exchange rates and currency hedges.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.


Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.


Lower-Quality Debt


The Fund is authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) or (in limited amounts) high-risk, lower-quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium-quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade debt securities.


As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board of Trustees. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower-quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound

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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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in the Manager's opinion. The Fund, from time to time, may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, whereas an increase in interest rates produces a decrease in market debt value, of these securities. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also affect the market value of the debt securities of that issuer.

Equity Swaps

The Fund may invest in equity swaps. Equity swaps are derivatives and their value can be very volatile. To the extent that the Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.


General Information

The Trust

The Fund is a separate series of The Montgomery Funds II, a Delaware business trust which was organized on September 8, 1993. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The Fund is one of several series of the Trust, the assets and liabilities of which are separate and distinct from each other.

This prospectus relates only to the Class R shares of the Fund. The Fund may in the future designate other classes of shares for specific purposes.

Shareholder Rights


Shares issued by the Fund have no preemptive, conversion or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. Although the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions contained in Section 16(c) of the Investment Company Act.


Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 cash investment that includes capital appreciation and depreciation for the stated period according to a specific formula, but is subject to the expense reimbursement fees discussed elsewhere in this prospectus. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return

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                    Montgomery Institutional Series:  Emerging Markets Portfolio
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figures will reflect all recurring charges against the Fund's income. See "Performance Information" in the Statement of Additional Information.

The investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investor's total return may be in any future period.

Legal Opinion


The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.


Shareholder Reports and Inquiries

Unless otherwise requested, only one copy of each shareholder report or other material will be sent to each address regardless of the number of shareholders or accounts at that address. Shareholder inquiries generally should be directed to (415) 248-6330.

Backup Withholding Instructions


Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN, to check the appropriate boxes on the New Account application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished.

If a shareholder has been notified by the IRS that the shareholder is subject to backup withholding because the shareholder failed to report all interest and dividend income on his, her or its tax return and the shareholder has not been notified by the IRS that such withholding should cease, the shareholder should cross out the backup withholding certification in the signature portion of the New Account application.

If a shareholder is a nonresident alien or foreign entity, a completed Form W-8 should be provided to the Fund in order to avoid backup withholding on redemptions and other payments. Dividends paid to a shareholder account by the Fund may be subject to up to 30% withholding instead of backup withholding.

If a shareholder is an exempt recipient, the shareholder should furnish a TIN. Exempt recipients include: certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

For further information regarding backup withholding, see Section 3406 of the Code and consult a tax advisor.


                        ---------------------------------



This prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesperson, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus, the Statement of Additional Information or in the Fund's official sales literature.

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                               Investment Manager
                        Montgomery Asset Management, LLC
                              101 California Street
                         San Francisco, California 94111
                                 (415) 248-6330

                                   Distributor
                             Funds Distributor, Inc.
                              101 California Street
                         San Francisco, California 94111

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 (800) 572-3863

                              Independent Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

      ---------------------------------------------------------------------

                              THE MONTGOMERY FUNDS

                              --------------------

                             MONTGOMERY GROWTH FUND
                     MONTGOMERY SMALL CAP OPPORTUNITIES FUND
                            MONTGOMERY SMALL CAP FUND
                            MONTGOMERY MICRO CAP FUND
                          MONTGOMERY EQUITY INCOME FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                     MONTGOMERY INTERNATIONAL SMALL CAP FUND
                        MONTGOMERY EMERGING MARKETS FUND
                          MONTGOMERY EMERGING ASIA FUND
                          MONTGOMERY LATIN AMERICA FUND
                      MONTGOMERY GLOBAL OPPORTUNITIES FUND
                      MONTGOMERY GLOBAL COMMUNICATIONS FUND
                            MONTGOMERY SELECT 50 FUND
                      MONTGOMERY U.S. ASSET ALLOCATION FUND
                     MONTGOMERY GLOBAL ASSET ALLOCATION FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                       MONTGOMERY GOVERNMENT RESERVE FUND
              MONTGOMERY CALIFORNIA TAX-FREE INTERMEDIATE BOND FUND
                    MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND
                     MONTGOMERY FEDERAL TAX-FREE MONEY FUND


                              101 California Street
                         San Francisco, California 94111
                              1-800-572-FUND (3863)


                       STATEMENT OF ADDITIONAL INFORMATION
                                October 15, 1997

                  The Montgomery Funds and The Montgomery Funds II are open-end management investment companies organized, respectively, as a Massachusetts and a Delaware business trust (together, the "Trusts"), each having different series of shares of beneficial interest. Each of the above-named funds is a series of The Montgomery Funds, with the exception of the Montgomery U.S. Asset Allocation Fund, which is a series of The Montgomery Funds II (each a "Fund" and, collectively, the "Funds"). The Funds are managed by Montgomery Asset Management, LLC (the "Manager") and their shares are distributed by Funds Distributor, Inc.(the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the combined prospectuses for all Funds dated October 15, 1997 (with respect to the Class R shares) and dated October 15, 1997 (with respect to the Class P shares for various series) and as each prospectus may be revised from time to time (in reference to the appropriate Fund or Funds, the "Prospectuses"). The Prospectuses provide the basic information a prospective investor should know before purchasing shares of any Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the appropriate Prospectuses.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----


THE TRUSTS..................................................................B-3

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.............................B-3

RISK FACTORS...............................................................B-20

INVESTMENT RESTRICTIONS....................................................B-26

DISTRIBUTIONS AND TAX INFORMATION..........................................B-28

TRUSTEES AND OFFICERS......................................................B-33

INVESTMENT MANAGEMENT AND OTHER SERVICES...................................B-37

EXECUTION OF PORTFOLIO TRANSACTIONS........................................B-42

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................B-45

DETERMINATION OF NET ASSET VALUE...........................................B-47

PRINCIPAL UNDERWRITER......................................................B-49

PERFORMANCE INFORMATION....................................................B-49

GENERAL INFORMATION........................................................B-56

FINANCIAL STATEMENTS.......................................................B-65

Appendix A.................................................................B-66

                                   THE TRUSTS

                  The Montgomery Funds is an open-end management investment company organized as a Massachusetts business trust on May 10, 1990, and The Montgomery Funds II is an open-end management investment company organized as a Delaware business trust on September 10, 1993. Both are registered under the Investment Company Act of 1940, as amended (the "Investment Company Act")The Trusts currently offer shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L).


                  This  Statement of Additional  Information  pertains to twenty series of The Montgomery Funds: Montgomery Growth Fund (the "Growth Fund"); Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund"); Montgomery Small Cap Fund (the "Small Cap Fund"); Montgomery Micro Cap Fund (the "Micro Cap Fund"); Montgomery Equity Income Fund (the "Equity Income Fund");
Montgomery International Growth Fund (the "International Growth Fund"); Montgomery International Small Cap Fund (the "International Small Cap Fund"); Montgomery Emerging Markets Fund (the "Emerging Markets Fund"); Montgomery Emerging Asia Fund (the "Emerging Asia Fund"); Montgomery Latin America Fund (the "Latin America Fund"); Montgomery Global Opportunities Fund (the "Opportunities Fund"); Montgomery Global Communications Fund (the "Communications Fund"); Montgomery Select 50 Fund (the "Select 50 Fund"); Montgomery Global Asset Allocation Fund (the "Global Asset Allocation Fund");
Montgomery Total Return Bond Fund (the "Total Return Bond Fund"); Montgomery Short Duration Government Bond Fund (formerly called the "Montgomery Short Government Bond Fund," the "Short Bond Fund"); Montgomery Government Reserve Fund (the "Reserve Fund"); Montgomery California Tax-Free Intermediate Bond Fund (the "California Intermediate Bond Fund") and Montgomery California Tax-Free Money Fund (the "California Money Fund"); Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund"); as well as one series of The Montgomery Funds II, Montgomery U.S. Asset Allocation Fund, which was formerly called the Montgomery Asset Allocation Fund (the "U.S. Asset Allocation Fund").

                  Throughout this Statement of Additional Information, certain Funds may be referred to together using the following terms: the Growth, Small Cap Opportunities, Small Cap, Micro Cap and Equity Income Funds as the "U.S. Equity Funds"; the International Growth, International Small Cap, Emerging Markets, Emerging Asia, Latin America, Opportunities and Communications Funds as the "Foreign and Global Equity Funds"; the Select 50, U.S. Asset Allocation and Global Asset Allocation Funds as the "Multi-Strategy Funds"; the Total Return Bond, Short Bond and California Intermediate Bond Funds as the "Fixed Income Funds"; the California Intermediate Bond, California Money and Federal Money Funds as the "Tax-Free Funds"; the Reserve, California Money and Federal Money Funds as the "Money Market Funds"; and all of the Funds other than the Tax-Free Funds as the "Taxable Funds."


                  Note that the two Trusts share responsibility for the accuracy of the Prospectuses and this Statement of Additional Information, and that each Trust may be liable for misstatements in the Prospectuses and the Statement of Additional Information that relate solely to the other Trust.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

                  The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

                  Each Fund is a diversified series, except for the Tax-Free Funds, which are nondiversified series, of either the Montgomery Funds or The Montgomery Funds II. The achievement of each Fund's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

                  The U.S. Asset Allocation Fund and the Global Asset Allocation Fund are funds-of-funds. Other than U.S. government securities, neither the U.S. Asset Allocation Fund nor the Global Asset Allocation Fund owns securities of their own. Instead, each of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund invests its assets in a number of funds in The Montgomery Funds family (each, an "Underlying Fund")Investors of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund should therefore review the discussion in this Statement of Additional Information that relates to each Underlying Fund of the U.S. Asset Allocation Fund and the Global Asset Allocation Fund.

Portfolio Securities


                  Depositary Receipts. To the extent allowed in the Prospectus, a Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a
Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

                  Other Investment Companies. Each Fund, to the extent permitted by the prospectus, may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Fund can invest in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% (or 35% for the Money Market Funds) of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly in connection with its own operations.

                  U.S. Government Securities. Some funds may, to the extent allowed by the prospectus invest a substantial portion, if not all, of their net assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), these Funds generally will have a lower yield than if they purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S. Government securities.


                  Generally,  the value of U.S.  Government  securities  held by these Funds will fluctuate inversely with interest rates. U.S. Government securities in which these Funds may invest  include  debt  obligations  of  varying  maturities  issued  by the U.S.
Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

                  Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

                  GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

                  Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

                  Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency)The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans;
(5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

                  Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

                  The  mortgage  loans  underlying  FHLMC  securities  typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.


                  Privately Issued Mortgage-Related Securities. To the extent allowed in the Prospectus, a Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs").


                  Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.


                  To the extent allowed in the Prospectus, a Fund may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds")Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.


                  Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying adjustable-rate mortgage-related securities ("ARMS") reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to a Fund. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments. For further discussion of the risks associated with mortgage-related securities generally, see "Risk Considerations" in the Prospectus.

                  Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.


                  The  Tax-Free  Funds  also may  invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution")Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.


                  Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, the Tax-Free Funds may invest in such VRDNs, the issuers or underlying institutions of which the Manager believes are creditworthy and satisfy the quality requirements of the Funds. The Manager periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

                  During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. The Tax-Free Funds may invest in VRDNs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

                  Municipal Securities. Because the Tax-Free Funds invest at least 80% of their total assets in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. Government, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"), or exempt from federal and California personal income tax ("California Municipal Securities"), and the California Money Fund invests at least 65% of its total assets in California Municipal Securities, and may invest in Municipal Securities, these Funds generally will have a lower yield than if they primarily purchased higher yielding taxable securities, commercial paper or other securities with correspondingly greater risk. Generally, the value of the Municipal Securities and California Municipal Securities held by these Funds will fluctuate inversely with interest rates.

                  General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

                  Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a governmental assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

                  Industrial Development Bonds. Industrial development bonds, which may pay tax-exempt interest, are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business manufacturing, housing, sports, and pollution control. These bonds also are used to finance public facilities, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously permissible purposes, including sports and pollution control facilities.

                  Participation Interests. The Tax-Free Funds may purchase from financial institutions participation interests in Municipal Securities, such as industrial development bonds and municipal lease/purchase agreements. A participation interest gives a Fund an undivided interest in a Municipal Security in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has approved as meeting the Board's standards, or, alternatively, the payment obligation will be collateralized by U.S. Government securities

                  For certain participation interests, these Funds will have the right to demand payment, on not more than seven days' notice, for all or any part of their participation interest in a Municipal Security, plus accrued interest. As to these instruments, these Funds intend to exercise their right to demand payment only upon a default under the terms of the Municipal Securities, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of their investment portfolios. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund will not invest more than 10% of its total assets in participation interests that do not have this demand feature, and in other illiquid securities.

                  Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying Municipal Security may, without penalty, terminate its obligation to make payment. In such event, the holder of such security must look to the underlying collateral, which is often a municipal facility used by the issuer.

                  Custodial Receipts. The Tax-Free Funds may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Securities that underlie the custodial receipts. A number of different arrangements are possible. In the most common custodial receipt arrangement, an issuer or a third party owning the Municipal Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts with different characteristics. In each case, however, payments on the two classes are based on payments received on the underlying Municipal
Securities. One class has the characteristics of a typical auction-rate security, having its interest rate adjusted at specified intervals, and its ownership changes based on an auction mechanism. The interest rate of this class generally is expected to be below the coupon rate of the underlying Municipal
Securities and generally is at a level comparable to that of a Municipal Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, although inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying Municipal Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Security of comparable quality and maturity and their purchase by one of these Funds should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements and are subject to these Funds' limitation with respect to illiquid investments. The Tax-Free Funds also may purchase directly from issuers, and not in a private placement, Municipal Securities having the same characteristics as the custodial receipts.

                  Tender Option Bonds. The Tax-Free Funds may purchase tender option bonds and similar securities. A tender option bond is a Municipal
Security, generally held pursuant to a custodial arrangement, having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, coupled with an agreement of a third party, such as a bank, broker-dealer or other financial institution, granting the security holders the option, at periodic intervals, to tender their securities to the institution and receive their face value. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Manager, on behalf of a Tax-Free Fund, considers on a periodic basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The California Intermediate Bond Fund will not invest more than 15% of its total assets and the California Money Fund more than 10% of its total assets in securities that are illiquid (including tender option bonds with a tender feature that cannot be exercised on not more than seven days' notice if there is no secondary market available for these obligations).

                  Obligations with Puts Attached. The Tax-Free Funds may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the securities' maturity date. Although an obligation with a put attached is not a put option in the usual sense, it is commonly known as a "put" and is also referred to as a "stand-by commitment." These Funds will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC")In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Funds intend to take the position that they are the owners of any municipal obligations acquired subject to a stand-by commitment or a similar put right and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands. There is no assurance that stand-by commitments will be available to these Funds nor have they assumed that such commitments would continue to be available under all market conditions. There may be other types of municipal securities that become available and are similar to the foregoing described Municipal Securities in which these Funds may invest.


                  Zero Coupon Bonds. To the extent allowed in the Prospectus, a Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities.

Risk Factors/Special Considerations Relating to Debt Securities


                  To the extent allowed in the Prospectus, a Fund may invest in debt securities that are rated below BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, a Fund will invest no more than 5% (15% for the Latin America Fund) of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of a Fund will reflect these changes in market value.


                  Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."


                  Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of a Fund to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of the Fund.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if the Fund invested in higher-rated debt securities.


                  Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, the Fund may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

                  In order to hedge against foreign currency exchange rate risks a Fund, to the extent allowed in the Prospectus, may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.


                  To the extent allowed in the Prospectus, a Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.


                  Forward Contracts. To the extent allowed in the Prospectus, a Fund may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

                  A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

                  In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of a Fund to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. A Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.


                  Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates a Fund, to the extent allowed in the Prospectus, may purchase and sell various kinds of futures contracts and options on futures contracts. These Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

                  These Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that these Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.


                  These Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by these Funds or which they expect to purchase. These Funds' futures transactions generally will be entered into only for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated)All futures contracts entered into by these Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.


                  Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While these Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

                  By using futures contracts to hedge their positions, these Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that these Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

                  As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

                  The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

                  A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

                  Loss from investing in futures transactions by these Funds is potentially unlimited.

                  These Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining their qualification as a regulated investment company for federal income tax purposes.


                  Options on Securities, Securities Indices and Currencies. To the extent allowed in the Prospectus, a Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.


                  A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

                  A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although these Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

                  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or
(vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

                  Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

                  The Funds also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

                  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Other Investment Practices

                  Repurchase Agreements. As noted in the Prospectus, the Funds may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

                  Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price.

The Manager, acting under the supervision of the Boards, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Boards.

                  The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% (10% in the case of the Money Market Funds) of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

                  For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

                  Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, the Funds always require collateral for any repurchase agreement to which they are a party in the form of securities acceptable to them, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

                  The Funds may participate in one or more joint accounts with each other and other series of the Trusts that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.


                  Reverse Repurchase Agreements. To the extent allowed in the Prospectus, a Fund may enter into reverse repurchase agreements, as set forth in the Prospectus. A Fund typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Fund will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

                  The Funds cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.


                  Dollar Roll Transactions. To the extent allowed in the Prospectus, a Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.


                  At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. Government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

                  Lending of Portfolio Securities. Although the Funds currently do not intend to do so, a Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Fund or the borrower at any time. Upon such termination, a Fund is entitled to obtain the return of the securities loaned within five business days.

                  For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

                  When-Issued and Forward Commitment Securities. To the extent allowed in the Prospectus, a Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

                  To the extent allowed in the Prospectus, a Fund may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Fund must obtain the security which it has made a commitment to deliver. If the Fund does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Fund may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Fund enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Fund will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Fund may be required to pay in connection with this type of forward commitment. Whenever this Fund engages in this type of transaction, it will segregate assets as discussed above.

                  Illiquid Securities. To the extent allowed in the Prospectus, a Fund may invest in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Fund in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act")Illiquid securities acquired by the Funds may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Fund's inability to dispose of such securities promptly or at favorable prices.

                  The Boards of Trustees have delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Boards. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer)The Manager monitors the liquidity of restricted securities in the Funds' portfolios and reports periodically on such decisions to the Boards.


                                  RISK FACTORS


The following describes certain risks involved with investing in the Funds. Investors in the U.S. Asset Allocation Fund and the Global Asset Allocation Fund should note the risks involved with each Underlying Fund, because the U.S. Asset Allocation Fund and the Global Asset Allocation Fund are "funds-of-funds."

Foreign Securities

                  Investors in Funds that may, as allowed by the Prospectus, invest in foreign securities should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Market Countries


                  To the extent allowed in the Prospectus, a Fund may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) the existence of national policies which may restrict these Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Polices

                  Funds, to the extent allowed in the Prospectus, that buy and sell foreign currencies endeavor to do so on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when these Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent these Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to these Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.


                  These Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

                  The Boards of both Trusts consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Boards also consider the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

                  While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

                  Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

California Municipal Securities

                  The information set forth below is a general summary intended to give a recent historical description. It is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California. Such information is derived from official statements utilized in connection with securities offerings of the State of California that have come to the attention of the Trusts and were available prior to the date of this Statement of Additional Information. Such information has not been independently verified by the California Intermediate Bond and California Money Funds.

                  Because the California Intermediate Bond and California Money Funds expect to invest substantially all of their assets in California Municipal Securities, they will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. These Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by these Funds to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible these Funds will invest in obligations of particular issuers as to which such specific factors are applicable.

                  From mid-1990 to late 1993, California suffered the most severe recession in the State since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, have been severely affected. Since the start of 1994, however, California's economy has been on a steady recovery. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of Northern California.


                  The recession severely affected State revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. A consequence of the large budget deficits has been that the State depleted its available cash resources and had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

         In each of these two fiscal years, the State budget contained the following major features:

         1. Expenditures for K-14 schools grew significantly, as new revenues were directed to school spending under Proposition 98.

         2. The budgets restrained health and welfare spending levels and attempted to reduce General Fund spending by calling for greater support from the federal government. The State also attempted to shift to the federal government a larger share of the cost of incarceration and social services for illegal immigrants. Federal support never reached the levels anticipated when the budgets were enacted. These funding shortfalls were filled, however, by revenue collections which exceeded expectations.

         3. General Fund support for the University of California and California State Universities grew by an average of 5.2 percent and 3.3 percent per year, respectively, and there were no increases in student fees.

         4. General Fund support for the Department of Corrections grew as needed to meet increased prison population. No new prisons were approved for construction, however.

         5. There were no tax increases and, starting January 1, 1997, there was a 5 percent cut in corporate taxes. The suspension of the Renter's Tax Credit was continued.

         As noted, the economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96 and $1.6 billion in 1996-97) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid. As a result, there was not any dramatic increase in budget reserves, although the accumulated budget deficit from the recession years was finally eliminated in the past fiscal years.

         On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a
6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels)On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

                  The following are major features of the 1997-98 Budget Act:

                  1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

                  2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts.
                  3. Continuing the third year of a four-year "compact" which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

                  4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

                  5.  Health  and  welfare  costs  are   contained,   continuing
generally   the  grant  levels  from  prior  years,   as  part  of  the  initial
implementation of the new CalWORKs welfare reform program.

                  6. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal immigrants.

                  7. The Budget Act contains no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

         After enactment of the Budget Act, and prior to the end of the Legislative Session on September 12, 1997, the Legislature and the Governor reached certain agreements related to State expenditures and taxes. The Legislature passed a bill restoring $203 million of education-related expenditures which the Governor had vetoed in the original Budget Act, based on agreement with the Governor on an education testing program. The Legislature also passed a bill to restore $48 million of welfare cost savings which had been part of earlier legislation vetoed by the Governor. The Legislature also passed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the legislation already signed by the Governor are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility.

                  Because of the deterioration in the State's budget and cash situation, the State's credit ratings have been reduced. Since late 1991, all three major nationally recognized statistical rating organizations have lowered their ratings for general obligation bonds of the State from the highest ranking of "AAA" to "A+" by S&P, "A1" by Moody's and "A+" by Fitch Investors Service, Inc. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

                  Constitutional and Statutory Limitations. Article XIII A of the California Constitution (which resulted from the voter approved Proposition 13 in 1978) limits the taxing powers of California public agencies. With certain exceptions, the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property; Article XIII A also effectively prohibits the levying of any other ad valorem property tax for general purposes. One exception to Article XIII A permits an increase in ad valorem taxes on real property in excess of one percent for certain bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. The "full cash value" of property may be adjusted annually to reflect increases (not to exceed two percent) or decreases, in the consumer price index or comparable local data, or to reflect reductions in property value caused by substantial damage, destruction or other factors, or when there is a "change in ownership" or "new construction".

                  Constitutional challenges to Article XIII A to date have been unsuccessful. In 1992, the United States Supreme Court ruled that notwithstanding the disparate property tax burdens that Proposition 13 might place on otherwise comparable properties, those provisions of Proposition 13 do not violate the Equal Protection Clause of the United States Constitution.

                  In response to the significant reduction in local property tax revenue caused by the passage of Proposition 13, the State enacted legislation to provide local governments with increased expenditures from the General Fund. This fiscal relief has ended, however.

                  Article XIII B of the California Constitution generally limits the amount of appropriations of the State and of local governments to the amount of appropriations of the entity for such prior year, adjusted for changes in the cost of living, population and the services that the government entity has financial responsibility for providing. To the extent the "proceeds of taxes" of the State and/or local government exceed its appropriations limit, the excess revenues must be rebated. Certain expenditures, including debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

                  In 1986, California voters approved an initiative statute known as Proposition 62. This initiative further restricts the ability of local governments to raise taxes and allocate approved tax receipts. While some decisions of the California Courts of Appeal have held that portions of Proposition 62 are unconstitutional, the California Supreme Court recently upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for local governments to raise taxes.

                  In 1988 and 1990, California voters approved initiatives known as Proposition 98 and Proposition 111, respectively. These initiatives changed the State's appropriations limit under Article XIII B to (i) require that the State set aside a prudent reserve fund for public education, and (ii) guarantee a minimum level of State funding for public elementary and secondary schools and community colleges.


                  In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.


                  The effect of constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected)There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy.


                  Certain tax-exempt securities in which a Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.


                  In addition, it is impossible to predict the time, magnitude, or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another such earthquake could create a major dislocation of the California economy.

                  The Tax-Free Funds' (other than the Federal Money Fund) concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.


                             INVESTMENT RESTRICTIONS

                  The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the Investment Company Act. A Fund may not:

                  1. In the case of each Fixed Income Fund, purchase any common stocks or other equity securities, except that a Fund may invest in securities of other investment companies as described above and consistent with restriction number 9 below.

                  2. With respect to 75% (100% for the Federal Money Fund) of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable (not applicable to the Federal Money Fund)This investment restriction does not apply to the U.S. Asset Allocation and Global Asset Allocation Funds nor the California Intermediate Bond Fund.

                  3. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

                  4. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Fund that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value)Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Fund may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets.

                      (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

                  5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities(This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

                  6. Buy or sell real estate or commodities or commodity contracts; however, a Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information.

                  7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

                  8. Invest, in the aggregate, more than 15% (10% for the Money Market Funds) of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Fund (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, changes in relevant SEC interpretations).

                  9. Invest in any issuer for purposes of exercising control or management of the issuer(This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

                  10. Except with respect to communications companies for the Communications Fund, as described in the Prospectus, invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry(This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or California Municipal Obligations or Municipal Obligations for the Tax-Free Funds.) For purposes of this restriction, the Funds generally rely on the U.S. Office of Management and Budget's Standard Industrial Classifications.

                  11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.


                  12. Except as described in the Prospectus and this Statement of Additional Information, acquire or dispose of put, call, straddle or spread options subject to the following conditions (for other than the Total Return Bond, Short Bond and California Intermediate Bond Funds):


                      (a) such options are written by other persons, and

                      (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

                  (This is an operating policy which may be changed without shareholder approval.)

                  13. Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities(This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

                  14. Purchase more than 10% of the outstanding voting securities of any one issuer. This investment restriction does not relate to the Fixed Income Funds(This is an operating policy which may be changed without shareholder approval.)

                  15. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts. The Money Market Funds may not enter into a futures contract or option on a futures contract regardless of the amount of the initial deposit or premium.

                  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the appropriate Board and notice to shareholders.

                  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                  The Board of Trustees of The Montgomery Funds has elected to value the assets of the Money Market Funds in accordance with Rule 2a-7 under the Investment Company Act. This Rule also imposes various restrictions on these Funds' portfolios which are, in some cases, more restrictive than these Funds' stated fundamental policies and investment restrictions. Due to amendments to Rule 2a-7 adopted by the SEC in 1991, any fund which holds itself out as a money market fund must also follow certain portfolio provisions of Rule 2a-7 regarding the maturity and quality of each portfolio investment, and the diversity of such investments. Thus, although the restrictions imposed by Rule 2a-7 are not fundamental policies of these Funds, these Funds must comply with these provisions unless their shareholders vote to change their policies of being money market funds.


                        DISTRIBUTIONS AND TAX INFORMATION

                  Distributions. The Funds receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Funds' net investment income, substantially all of which will be declared as dividends to the Funds' shareholders.

                  The amount of income dividend payments by the Funds is dependent upon the amount of net investment income received by the Funds from their portfolio holdings, is not guaranteed and is subject to the discretion of the Funds' Board. These Funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.


                  The Funds also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that Fund's shares may have been held by the shareholders.


                  Any dividend or distribution per share paid by a Fund reduces that Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes (except for distributions from the Tax-Free Funds to the extent not subject to income taxes).

                  Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                  Tax Information. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. Each Fund that has filed a tax return has so qualified and elected in prior tax years. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of a Fund.


                  In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) for taxable years beginning or before August 5, 1997, derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies)As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.


                  Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

                  The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

                  The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, each Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

                  A Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.


                  If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by that Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by that Fund, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by that Fund) to be included in their income tax returns. If 50% or less in value of that Fund's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by that Fund. In this case, these taxes will be taken as a deduction by that Fund


                  A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that these Funds derive from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. A Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

                  The Tax-Free Funds. Provided that, as anticipated, each Tax-Free Fund qualifies as a regulated investment company under the Code, and, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California

Intermediate Bond and California Money Funds consist of obligations (including California Municipal Securities) the interest on which is exempt from California personal income taxation under the laws of California, such Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from California personal income tax. If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Federal Money Fund consists of obligations (including Municipal Securities) the interest on which is exempt from federal personal income taxation under the Constitution or laws of the United States, the Federal Money Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by the Fund on such obligations, are exempt from federal personal income tax. The total amount of exempt-interest dividends paid by these Funds to their shareholders with respect to any taxable year cannot exceed the amount of interest received by these Funds during such year on tax-exempt obligations less any expenses attributable to such interest. Income from other transactions engaged in by these Funds, such as income from options, repurchase agreements and market discount on tax-exempt securities purchased by these Funds, will be taxable distributions to its shareholders.

                  The Code may also subject interest received on certain otherwise tax-exempt securities to an alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income.

                  Exempt-interest dividends paid to shareholders that are corporations subject to California franchise tax will be taxed as ordinary income to such shareholders. Moreover, no exempt-interest dividends paid by these Funds will qualify for the corporate dividends-received deduction for federal income tax purposes.

                  Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these Funds is not deductible for federal income tax purposes. Under regulations used by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of these Funds. California personal income tax law restricts the deductibility of interest on indebtedness incurred by a shareholder to purchase or carry shares of a fund paying dividends exempt from California personal income tax, as well as the allowance of losses realized upon a sale or redemption of shares, in substantially the same manner as federal tax law. Further, these Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial revenue bonds or are "related persons" to such users. Such persons should consult their own tax advisers before investing in these Funds.

                  Up to 85% of social security or railroad retirement benefits may be included in federal (but not California) taxable income for benefit recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and these Funds) plus 50% of their benefits exceeding certain base amounts. Income from these Funds, and other funds like them, is included in the calculation of whether a recipient's income exceeds these base amounts, but is not taxable directly.

                  From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. Proposals by members of state legislatures may also be introduced which could affect the state tax treatment of these Funds' distributions. If such proposals were enacted, the availability of Municipal Securities for investment by these Funds and the value of these Funds' portfolios would be affected. In such event, these Funds would reevaluate their investment objectives and policies.

                  Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

                  For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by a Fund generally will be capital gain or loss.

                  Any security, option, or other position entered into or held by a Fund that substantially diminishes a Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

                  Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

                  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

                  Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. Any loss realized upon the redemption or exchange of shares of a Tax-Free Fund within six months from their date of purchase will be disallowed to the extent of distributions of exempt-interest dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of the same Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

                  Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment Foreign taxes may apply to non-U.S. investors.

                  The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.


                              TRUSTEES AND OFFICERS

                  The Trustees of the Trusts (the two Trusts have the same members on their Boards, are responsible for the overall management of the Funds, including general supervision and review of their investment activities. The officers (the two Trusts, as well as an affiliated Trust, The Montgomery Funds III, have the same officers), who administer the Funds' daily operations, are appointed by the Boards of Trustees. The current Trustees and officers of the Trusts performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:


Richard W. Ingram, President and Treasurer (Age 42)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Ingram is the Executive Vice President and Director of Client Services and Treasury Administration of FDI; Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by JP Morgan ("Morgan"), Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse"), RCM Capital Management LLC ("RCM") and Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Services and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director Mutual Funds of The Boston Company, Inc.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (Age 30)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc. ("TBCA").

Elizabeth A. Keeley, Vice President and Assistant Secretary (Age 28)

200 Park Avenue, New York, New York 10166. Ms. Keeley is the Vice President and Senior Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, RCM, Waterhouse and Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1995, Ms. Keeley was an Assistant at the National Association for Public Interest Law.

Christopher J. Kelley, Vice President and Assistant Secretary (Age 32)

60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

John E. Pelletier, Vice President and Secretary (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 0209. Mr. Pelletier is the Senior Vice President, General Counsel, Secretary and Clerk of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray (a Boston law firm).

Gary S. MacDonald, Vice President and Assistant Treasurer (Age 32)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. MacDonald is the Vice President of FDI with which he has been associated since November 1996. He also is an officer of certain investment companies advised or administered by RCM. From September 1992 to November 1996 he was Vice President of Bay. Banks Investment Management/Bay Bank Financial Services; and from April 1989 to September 1992 he was an Analyst at Wellington Management Company.

Marie E. Connolly, Vice President and Assistant Treasurer (Age 40)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.


Douglas C. Conroy, Vice President and Assistant Treasurer (Age 28)

60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (Age 35)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.


John A. Farnsworth, Trustee (Age 55)

One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner off Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., and executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (Age 53)

750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (Age 48)

2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking.

Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.


R. Stephen Doyle, Chairman of the Board of Trustees (Age 56).*

101 California Street, San Francisco, California 94111. R. Stephen Doyle, the founder of Montgomery Asset Management, began his career in the financial services industry in 1974. Before starting Montgomery Asset Managment in 1990, Mr. Doyle was a General Partner and member of the Management Committee at Montgomery Securities with specific responsibility for private placements and venture capital. Prior to joining Montgomery Securities, Mr. Doyle was at E.F. Hutton & Co. as a Vice President with responsibility for both retail and institutional accounts. Mr. Doyle was also with Connecticut General Insurance, where he served as a Consultant to New York Stock Exchange Member Firms in the area of financial planning.


                  The  officers  of  the  Trusts,   and  the  Trustees  who  are
considered  "interested persons" of the Trusts, receive no compensation directly from the  Trusts for  performing  the duties of their  offices.  However,  those officers  and  Trustees  who are  officers  or  partners  of the  Manager or the
Distributor may receive remuneration indirectly because the Manager will receive a  management  fee from the Funds  and  Funds  Distributor,  Inc.  will  receive commissions for executing portfolio transactions for the Funds. The Trustees who are not  affiliated  with the  Manager  or the  Distributor  receive  an  annual retainer  and fees and expenses for each regular  Board  meeting  attended.  The aggregate  compensation  paid by each Trust to each of the  Trustees  during the fiscal year ended June 30, 1997, and the aggregate  compensation paid to each of the Trustees during the fiscal year ended June 30, 1997 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.



                                                                                                  Total
                                                                            Pension or            Compensation
                                                        Aggregate           Retirement            From the
                              Aggregate                 Compensation        Benefits              Trusts and
                              Compensation              from The            Accrued as            Fund Complex
                              from The                  Montgomery          Part of Fund          (1 additional
Name of Trustee               Montgomery Funds          Funds II            Expenses*             Trust)

R. Stephen Doyle              None                      None                --                      None

John A. Farnsworth            $25,000                   $5,000              --                      $35,000

Andrew Cox                    $25,000                   $5,000              --                      $35,000

Cecilia H. Herbert            $25,000                   $5,000              --                      $35,000

          *   The Trusts do not maintain pension or retirement plans.



                    INVESTMENT MANAGEMENT AND OTHER SERVICES


                  Investment Management Services. As stated in the Prospectus, investment management services are provided to the Funds (except the U.S. Asset Allocation Fund) by Montgomery Asset Management LLC, the Manager, pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds dated July 31, 1997; and to the U.S. Asset


-----------------
     * Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

Allocation Fund by the Manager pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds II dated July 31, 1997(together, the "Agreements").


                  The Agreements are in effect with respect to each Fund for two years after the Fund's inclusion in its Trust's Agreement (on or around its beginning of public operations) and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by
(1) the Board of the appropriate Trust or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time, without penalty, by a Fund or the Manager upon 60 days' written notice, and are automatically terminated in the event of its assignment as defined in the Investment Company Act.

                  For services performed under the Agreements, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund at the following annual rates:



Fund                                       Average Daily Net              Annual
                                           Assets                         Rate

Montgomery Growth Fund                     First $500 million             1.00%
                                           Next  $500 million             0.90%
                                           Over  $1 billion               0.80%

Montgomery Small Cap Opportunities         First $200 million             1.20%
Fund                                       Next  $300 million             1.10%
                                           Over  $500 million             1.00%

Montgomery Small Cap Fund                  First $250 million             1.00%
                                           Over  $250 million             0.80%

Montgomery Micro Cap Fund                  First $200 million             1.40%
                                           Over  $200 million             1.25%

Montgomery Equity Income Fund              First $500 million             0.60%
                                           Over  $500 million             0.50%

Montgomery International Growth            First $500 million             1.10%
Fund                                       Next  $500 million             1.00%
                                           Over  $1 billion               0.90%

Montgomery International Small Cap         First $250 million             1.25%
Fund                                       Over  $250 million             1.00%

Montgomery Emerging Markets Fund           First $250 million             1.25%
                                           Over  $250 million             1.00%

Montgomery Emerging Asia Fund              First $500 million             1.25%
                                           Next  $500 million             1.10%
                                           Over  $1 billion               1.00%

Montgomery Latin America Fund              First $500 million             1.25%
                                           Next  $500 million             1.10%
                                           Over  $1 billion               1.00%

Montgomery Global Opportunities             First $500 million            1.25%
Fund                                        Next  $500 million            1.10%
                                            Over  $1 billion              1.00%

Montgomery Global Communications            First $250 million            1.25%
Fund                                        Over  $250 million            1.00%

Montgomery Select 50 Fund                   First $250 million            1.25%
                                            Next  $250 million            1.00%
                                            Over  $500 million            0.90%

Montgomery U.S. Asset Allocation            All Amounts                   None
Fund

Montgomery Global Asset Allocation          All Amounts                   0.20%*
Fund

Montgomery Total Return Bond Fund           First $500 million            0.50%
                                            Over  $500 million            0.40%

Montgomery Short Duration                   First $500 million            0.50%
Government Bond Fund                        Over  $500 million            0.40%

Montgomery Government Reserve Fund          First $250 million            0.40%
                                            Next  $250 million            0.30%
                                            Over  $500 million            0.20%

Montgomery California Tax-Free              First $500 million            0.50%
Intermediate Bond Fund                      Over  $500 million            0.40%

Montgomery California Tax-Free              First $500 million            0.40%
Money Fund                                  Over  $500 million            0.30%

Montgomery Federal Tax-Free Money           First $500 million            0.40%
Fund                                        Over  $500 million            0.30%


          * This amount represents only the management fee of the U.S. Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.

          ** This amount represents only the management fee of the Global Asset Allocation Fund and does not include management fees attributable to the Underlying Funds which ultimately are to be borne by shareholders of the Global Asset Allocation Fund.


                  As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below the following percentages of each Fund's average net assets (excluding Rule 12b-1 fees): International Small Cap, Emerging Markets, Emerging Asia, Latin America, Opportunities and Communications Funds, one and nine-tenths of one percent (1.90%) each; Select 50 Fund, one and eight-tenths of one percent (1.80%); Micro Cap Fund, one and three-fourths percent (1.75%); International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); Growth and Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); Small Cap Fund, one and four-tenths of one percent (1.40%); U.S. Asset Allocation Fund, one and three-tenths percent (1.30%); Global Asset Allocation Fund, five-tenths of one percent (0.50%) of the Global Asset Allocation Fund's average net assets (excluding expenses related to the Underlying Funds) or one and seventy-five one-hundredths of one percent

(1.75%) (including total expenses of the Underlying Funds), the Short Bond, Total Return Bond, and California Intermediate Bond Funds, seven-tenths of one percent (0.70%) each; the Equity Income Fund, eighty-five-one-hundredths of one percent (0.85%); and the Money Market Funds, six-tenths of one percent (0.60%), each. The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.


                  Operating expenses for purposes of the Agreements include the Manager's management fee but do not include any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

                  The Agreements were approved with respect to each Fund by the Board of the Trust at duly called meetings. In considering the Agreements, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the Board of Trustees. Third, the Board of Trustees must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of a Fund until collection is probable; but the full amount of the potential liability will appear footnote to each Fund's financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of that Fund for that current period.

                  As compensation for its investment  management services,  each of the following Funds paid the Manager investment  advisory fees in the amounts
specified  below.   Additional   investment  advisory  fees  payable  under  the
Agreements  may have instead  been waived by the Manager,  but may be subject to reimbursement by the respective Funds as discussed previously.


Fund                                      Year or Period Ended June 30,

                                                 1997                    1996                   1995

Montgomery Growth Fund                        $9,429,758             $8,336,529              $5,566,892
Montgomery Small Cap                          $2,352,549             $  217,603                      NA
Opportunities Fund
Montgomery Small Cap Fund                     $2,290,187             $2,364,834              $2,095,945
Montgomery Micro Cap Fund                     $4,042,815             $3,732,720              $  703,124



Montgomery Equity Income Fund                $   244,249            $   101,709             $    12,589
Montgomery International Growth Fund         $   378,515            $    97,137                      NA
Montgomery International Small Cap           $   823,594            $   611,587             $   473,200
Fund
Montgomery Emerging Markets Fund             $10,621,310            $10,262,601             $ 9,290,178
Montgomery Emerging Asia Fund                $   257,092                     NA                      NA
Montgomery Latin America Fund                         NA                     NA                      NA
Montgomery Global Opportunities Fund         $   562,210            $   381,316             $   226,283
Montgomery Global Communications             $ 2,298,528            $ 3,186,649             $ 2,952,058
Fund
Montgomery Select 50 Fund                    $ 1,366,989            $   359,453                      NA
Montgomery U.S. Asset Allocation             $ 1,211,759            $   998,198             $   150,882
Fund
Montgomery Global Asset Allocation           $     1,231                     NA                      NA
Fund
Montgomery Total Return Bond Fund                     NA                     NA                      NA
Montgomery Short Duration                    $   231,870            $    93,531             $    99,249
Government Bond Fund
Montgomery Government Reserve Fund           $ 2,175,561            $ 1,703,723             $ 1,440,964
Montgomery California Tax-Free               $   103,992            $    48,596             $    43,889
Intermediate Bond Fund
Montgomery California Tax-Free               $   640,819            $   538,030             $   149,574
Money Fund
Montgomery Federal Tax-Free                  $   319,348                     NA                      NA
Money Fund



                  The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trusts and who are also affiliated persons of the Manager.

                  The use of the name "Montgomery" by the Trusts and by the Funds is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Funds.

                  Share Marketing Plan. The Trusts have adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Funds pursuant to Rule 12b-1 under the Investment Company Act. The Distributor serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Funds pursuant to the 12b-1 Plan.

                  Prior to August 24, 1995, the Funds offered only one class of shares. On that date, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the 12b-1 Plan covering each Class. The single class of shares existing before that date was redesignated the Class R shares. Class R shares are not covered by the 12b-1 Plan.

                  Under the 12b-1 Plan, each Fund pays distribution fees to the Distributor at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes.

                  The 12b-1 Plan provides that the Distributor may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

                  Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

                  The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.


                  All distribution fees paid by the Funds under the 12b-1 Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct, as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Boards of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of each Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.


                  Shareholder Services Plan. The Trusts have adopted a Shareholder Services Plan (the "Services Plan") with respect to the Funds. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Funds pursuant to the Services Plan. The Trusts have not yet implemented the Services Plan for any Fund and have not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

                  On August 24, 1995, the Board of Trustees of the Trusts, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the

Services Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the Services Plan covering each Class. Class R shares are not covered by the Services Plan.

                  Under the Services Plan, when implemented, Class P and Class L of each Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of each Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Funds, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

                  The Distributor. The Distributor may provide certain administrative services to the Funds on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Funds, including issuers of securities in which the Funds may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Funds, and may restrict the ability of the Distributor to provide services to the Funds.

                  The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Funds' assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

                  In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreements, the Manager determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of, and review by, the Funds and the Boards. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or a Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.


                  The Foreign and Global Equity Funds contemplate purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. A Fund purchasing ADRs and EDRs may purchase those listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest may be traded in the over-the-counter markets.


                  Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

                  In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by a Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

                  Provided the Trusts' officers are satisfied that the Funds are receiving the most favorable price and execution available, the Manager may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc.

                  While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Manager, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by that Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to that Fund or assist the Manager in carrying out its responsibilities to that Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Funds. The Boards review all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Funds.

                  Investment decisions for the Funds are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

                  To the extent any of the Manager's client accounts and a Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Funds' transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

                  Other than for the U.S. Fixed Income and Money Market Funds, the Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. These Funds will limit investments in illiquid securities to 15% of net assets.

                  For each Fund, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

                  At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.


                  For the year ended June 30, 1997, the Funds' total securities transactions generated commissions of $12,725,341, of which $27,015 was paid to Montgomery Securities.

                  For the year ended June 30, 1996, the Funds' total securities transactions generated commissions of $14,874,777, of which $164,056 was paid to Montgomery Securities. For the year ended June 30, 1995, the Funds' total securities transactions generated commissions of $11,840,329, of which $74,850 was paid to Montgomery Securities. Throughout those fiscal years, Montgomery Securities was affiliated with the Funds through its ownership of Montgomery Asset Management L.P., the former Manager of the Funds.


                  The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Funds for their customers.

                  Depending on the Manager's view of market conditions, the Funds may or may not purchase securities with the expectation of holding them to maturity, although their general policy is to hold securities to maturity. The Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Each Trust reserves the right in its sole discretion to (i) suspend the continued offering of its Funds' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of a Fund.

                  When in the judgment of the Manager it is in the best interests of a Fund, an investor may purchase shares of that Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Funds will not acquire restricted securities), their acquisition is consistent with that Fund's investment objective and policies, and the tendered securities are otherwise acceptable to that Fund's Manager. Such securities are acquired by that Fund only for the purpose of investment and not for resale. For the purposes of sales of shares of that Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Fund are valued for the purpose of calculating the net asset value of that Fund's shares. A shareholder who purchases shares of a Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the Fund and the purchase price of the Fund's shares acquired by the shareholder.

                  Payments to shareholders for shares of a Fund redeemed directly from that Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                  The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Funds may make payment partly in their portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trusts have elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Funds pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

                  The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

                  Retirement Plans. Shares of the Taxable Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and individual retirement accounts ("IRAs").

                  For individuals who wish to purchase shares of the Taxable Funds through an IRA, there is available through these Funds a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10(These fees are in addition to the normal custodian charges paid by these Funds and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by these Funds. An IRA that invests in shares of these Funds may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

                  The IRA Disclosure Statement available from the Taxable Funds contains more information on the amount investors may contribute and the deductibility of IRA contributions. In summary, an individual may make deductible contributions to the IRA of up to 100% of earned compensation, not to exceed $2,000 annually (or $2,250 to two IRAs if there is a non-working spouse)For tax years beginning after 1996, however, the $2,250 limitation is expended to $4,000. An IRA may be established whether or not the amount of the contribution is deductible. Generally, a full deduction for federal income tax purposes will only be allowed to taxpayers who meet one of the following two additional tests:

                  (A) the individual and the individual's spouse are each not an active participant in an employer's qualified retirement plan, or

                  (B) the individual's adjusted gross income (with some modifications) before the IRA deduction is (i) $40,000 or less for married couples filing jointly, or (ii) $25,000 or less for single individuals. The maximum deduction is reduced for a married couple filing jointly with a combined adjusted gross income (before the IRA deduction) between $40,000 and $50,000, and for a single individual with an adjusted gross income (before the IRA deduction) between $25,000 and $35,000.

                  It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.


                        DETERMINATION OF NET ASSET VALUE

                  The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                  As noted in the Prospectus, the net asset value of shares of the Funds generally will be determined at least once daily as of 4:00 p.m. (12:00 noon for the Money Market Funds), eastern time, (or earlier when trading closes earlier) on each day the NYSE is open for trading (except national bank holidays for the Fixed Income Funds. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The national bank holidays, in addition to New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day and Christmas, include January 2, Good Friday, Columbus Day, Veteran's Day and December 26. The Funds may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially per-share net asset value.

                  Generally,  trading in and valuation of foreign  securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

                  Generally, the Funds' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

                  The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Boards.

                  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

                  Corporate debt securities, mortgage-related securities and asset-backed securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the appropriate Board, or at fair value as determined in good faith by procedures approved by the Boards. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

                  An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Boards.

                  If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trusts' Pricing Committees determine their fair value, following procedures approved by the Boards. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition)In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

                  Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards in good faith will establish a conversion rate for such currency.

                  All other assets of the Funds are valued in such manner as the Boards in good faith deem appropriate to reflect their fair value.

                  The Money Market Funds value their portfolio instruments at amortized cost, which means that securities are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made at least weekly to compare the value of these Funds' investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per-share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of shareholders' interest. If a deviation of 0.50% or more were to occur between the net asset value per share calculated by reference to market values and these Fund's $1.00 per-share net asset value, or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If these Funds' per-share net asset values (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments or take other action in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if these Funds' per-share net asset values (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                              PRINCIPAL UNDERWRITER

                  The Distributor acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between each Fund and the Distributor is in effect for each Fund for the same periods as the Agreements, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the appropriate Board of Trustees or the vote of a majority of the outstanding securities of that Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to each Fund may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Funds' shares.


                             PERFORMANCE INFORMATION

                  As noted in the Prospectus, the Funds may, from time to time, quote various performance figures in advertisements and investor communications to illustrate their past performance. Performance figures will be calculated separately for the Class R, Class P and Class L shares.

                  The Money Market Funds. Current yield reflects the interest income per share earned by these Funds' investments. Current yield is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then annualizing the result by multiplying the base period return by (365/7).

                  Effective yield is computed in the same manner except that the annualization of the return for the seven-day period reflects the results of compounding by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. This figure is obtained using the Securities and Exchange Commission formula:


              Effective Yield = [(Base Period Return + 1) 365/7 ] -1

                  The Short Bond Fund and California Intermediate Bond Fund. These Funds' 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                              6
                              YIELD=2[(a-b +1) -1]
                                           cd

         Where:   a  =   dividends and interest earned during the period.

                  b  =   expenses accrued for the period (net of reimbursement).

                 c   =   the average daily number of shares  outstanding  during
                         the period that were entitled to receive dividends.

                 d   =   the maximum offering price per share on the last day of
                         the period.

                  For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

                  Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.


                  The Tax-Free Funds. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for one of the Tax-Free Funds is computed by dividing that portion of the current yield (or effective yield) of the Tax-Free Fund (computed for the Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Fund that is not tax exempt. In calculating tax equivalent yields for the California Intermediate Bond and California Money Funds, these Funds assume an effective tax rate (combining federal and California tax rates) of 45.22%, based on a California tax rate of 9.3% combined with a 39.6% federal tax rate. The Federal Money Fund assumes a federal tax rate of 39.6% The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.


                  Yields. The yields for the indicated periods ended June 30, 1997, were as follows:


                                                     Tax-Equiv.
                                      Effective      Effective        Current        Tax-Equiv.
                          Yield         Yield          Yield*          Yield           Yield*
Fund                     (7-day)       (7-day)        (7-Day)         (30-day)        (30-day)

Montgomery Total           N/A           N/A            N/A             N/A             N/A
Return Bond Fund

Montgomery Short           N/A           N/A            N/A            6.03%            N/A
Duration Government
Bond Fund

Montgomery Government     5.10%         5.23%           N/A            5.09%            N/A
Reserve Fund

Montgomery Federal        3.61%         3.67%          6.08%           3.29%           5.45%
Tax-Free Money Fund


                                      B-50




Montgomery                 N/A           N/A            N/A            4.19%           7.65%
California Tax-Free
Intermediate Bond
Fund

Montgomery                3.43%         3.49%          6.37%           3.21%           5.86%
California Tax-Free
Money Fund


*Calculated using a combined federal and California income tax rate of 46.24% for the California Funds and a federal rate of 39.6% for the Federal Money Fund.

                  Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Funds may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                          n
                                  P(1 + T) =ERV

         Where:     P     =    a hypothetical initial payment of $1,000.

                    T     =    average annual total return.

                    n     =    number of years.

                    ERV   =    Ending Redeemable Value of a hypothetical  $1,000
                               investment  made at the  beginning of a 1-, 5- or
                               10-year  period  at the  end of  each  respective
                               period (or fractional portion thereof),  assuming
                               reinvestment  of all dividends and  distributions
                               and  complete   redemption  of  the  hypothetical
                               investment at the end of the measuring period.

                  Aggregate Total Return. A Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                        P

         Where:     P     =    a hypothetical initial payment of $10,000.

                    ERV   =    Ending Redeemable Value of a hypothetical $10,000
                               investment  made at the  beginning of a l-, 5- or
                               10-year  period at the end of a l-, 5- or 10-year
                               period (or fractional portion thereof),  assuming
                               reinvestment  of all dividends and  distributions
                               and  complete   redemption  of  the  hypothetical
                               investment at the end of the measuring period.

                  Each Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                  The average annual total return for each Fund for the periods indicated was as follows:


                                         Year             5-Years            Inception*
                                        Ended              Ended              Through
        Fund                        June 30, 1997      June 30, 1997       June 30, 1997

Montgomery Growth Fund                  20.44%              N/A                26.78%

Montgomery Small Cap                    10.97%              N/A                28.65%
Opportunities Fund

Montgomery Small Cap Fund                6.81%             18.07%              20.47%

Montgomery Micro Cap Fund               14.77%              N/A                24.26%

Montgomery Equity Income                26.02%              N/A                23.67%
Fund

Montgomery International                19.20%              N/A                23.43%
Growth Fund

Montgomery International
Small Cap Fund                          15.48%              N/A                10.06%

Montgomery Emerging Markets
Fund                                    19.34%             12.84%              11.91%

Montgomery Emerging Asia                57.80%              N/A                57.80%
Fund

Montgomery Latin America                 N/A                N/A                 N/A
Fund

Montgomery Global
Opportunities Fund                      18.71%              N/A                16.09%

Montgomery Global
Communications Fund                     14.43%              N/A                14.30%

Montgomery Select 50 Fund               26.35%              N/A                37.38%

Montgomery U.S. Asset
Allocation Fund                         14.65%              N/A                23.21%

Montgomery Global Asset
Allocation Fund                         19.20%              N/A                23.43%

Montgomery Total Return Bond
Fund                                     N/A                N/A                 N/A

Montgomery Short Duration
Government Bond Fund                    6.79%               N/A                6.38%




                                         Year             5-Years            Inception*
                                        Ended              Ended              Through
        Fund                        June 30, 1997      June 30, 1997       June 30, 1997
Montgomery Government
Reserve Fund                            5.03%               N/A                4.30%

Montgomery California Tax-
Free Intermediate Bond Fund             6.91%               N/A                5.17%

Montgomery California Tax-
Free Money Fund                         2.95%               N/A                3.15%

Montgomery Federal Tax-Free              N/A                N/A                3.26%
Money Fund

----------------

                  * Total return for periods of less than one year are aggregate, not annualized, return figures. The dates of inception for the Funds were:

Growth Fund, September 30, 1993; Small Cap Opportunities Fund, December 29, 1995; Small Cap Fund, July 13, 1990; Micro Cap Fund, December 30, 1994; Equity Income Fund, September 30, 1994; International Growth Fund, June 30, 1995; International Small Cap Fund, September 30, 1993; Emerging Markets Fund, March 1, 1992; Emerging Asia Fund, September 30, 1996; Latin America Fund, June 30, 1997; Global Opportunities Fund, September 30, 1993; Global Communications Fund, June 1, 1993; Select 50 Fund, October 27, 1995; U.S. Asset Allocation Fund, March 31, 1994; Global Asset Allocation Fund, January 2, 1997; Total Return Bond Fund, June 30, 1997; Short Duration Government Bond Fund, December 18, 1992; Government Reserve Fund, September 14, 1992; California Intermediate Bond Fund, July 1, 1993; California Tax-Free Money Fund, September 30, 1994; and Federal Tax-Free Money Fund, June 30, 1996.



Presentation of Other Performance Information Regarding the Opportunities Fund

                  John Boich and Oscar Castro jointly managed a limited partnership called the Common Goal World Fund Limited Partnership (the "Partnership") before joining the Manager. John Boich has served as the Partnership's General Partner since its inception on January 7, 1990 until April 1993, when Mr. Castro and Mr. Boich joined the Manager as Managing Directors and Portfolio Managers. On September 30, 1993, the Montgomery Global Opportunities Fund, which has a similar investment strategy as the partnership, was launched On October 1, 1993, the Partnership was dissolved and the assets were transferred in-kind into the Opportunities Fund. Consistent with applicable law, the Managers may advertise the performance of the Partnership as part of materials concerning the Opportunity Fund.

                  The annual total return for the Partnership for the periods indicated was as follows:

                  Period                         Partnership Annual Total Return
                                                          (Net of fees)

         Year ended Dec. 31, 1990*                           2.04%
         Year ended Dec. 31, 1991                           25.32%
         Year ended Dec. 31, 1992                            4.53%
         9-month Period ended Sept. 30, 1993                17.29%

                  *The Partnership commenced operations on January 7, 1990.

Presentation of Other Performance Information Regarding the Emerging Asia Fund

         From time to time, the Manager may advertise the performance of a related mutual fund sold only in Canada and advised by the Manager that has a substantially similar investment objective as the Emerging Asia Fund. The related mutual fund, called the "Navigator Asia Pacific Fund" commenced operations on May 19, 1995. The Manager managed that Fund until July 31, 1997. The performance information of the Navigator Asia Pacific Fund (net of fees) was as follows:

          Period                        Aggregate Total Return
                                            (Net of fees)
Year to date ended July 31, 1997               42.09%
Since inception                                78.70%


                  Comparisons. To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements and other materials regarding the Funds may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to, the following may be used in discussion of a Fund's performance or the investment opportunities it may offer:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Bank Rate Monitor -- A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper -- Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Donoghue's Money Fund Report -- Industry averages for 7-day annualized and compounded yields of taxable, tax-free, and government money funds.

         e) Salomon Brothers Bond Market Roundup -- A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         f) Lehman Brothers indices -- Lehman Brothers fixed-income indices may be used for appropriate comparisons.

         g) other indices --- including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index -- a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 and IFC Emerging Markets Database.

                  In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Funds.

                  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Funds to calculate their figures.

                  The  Funds  may  also  publish  their  relative   rankings  as
determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

                  Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                  Reasons to Invest in the Funds. From time to time, the Funds may publish or distribute information and reasons supporting the Manager's belief that a particular Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, Consensus Estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Funds may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth. The Funds may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies. In using this information, the Montgomery Emerging Asia Fund also may claim that certain Asian countries are regarded as having high rates of growth for their economies (GDP), international trade and corporate earnings; thus producing what the Manager believes to be a favorable investment climate.

                  Research. The Manager has developed its own tradition of intensive research and the Manager has made intensive research one of the important characteristics of the Montgomery Funds style.

                  The portfolio managers for Montgomery's Foreign and Global Equity Funds work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

                  Extensive research into companies that are not well known -- discovering new opportunities for investment -- is a theme that crosses a number of the Funds and is reflected in the number of Funds oriented towards smaller capitalization businesses

                  In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy and proprietary database for analyzing the growth potential of U.S. companies, often large, well-known companies.

         From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.


         Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (currently $9 billion for retail and institutional investors) and total shareholders invested in the Funds (currently around 307,000).



                               GENERAL INFORMATION

                  Investors in the Funds will be informed of the Funds' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of The Montgomery Funds and the registration of shares of the Small Cap Fund as the initial series of the Trust have been assumed by the Small Cap Fund; all expenses incurred in connection with the organization of The Montgomery Funds II have been assumed by Montgomery Institutional Series: Emerging Markets Portfolio and the Manager. Expenses incurred in connection with the establishment and registration of shares of each of the other funds constituting Trusts as separate series of the Trusts have been assumed by each respective Fund. The expenses incurred in connection with the establishment and registration of shares of the Funds as separate series of the Trusts have been assumed by the respective Funds and are being amortized over a period of five years commencing with their respective dates of inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by certain Funds and will be reimbursed for such expenses after commencement of those Funds' operations. Investors purchasing shares of a Fund bear such expenses only as they are amortized daily against that Fund's investment income.

                  As noted above, Morgan Stanley Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Funds. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.

                  Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Funds' Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' Transfer and Dividend Disbursing Agent.

                  Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Funds.

                  The validity of shares offered hereby will be passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

                  The shareholders of The Montgomery Funds (but not The Montgomery Funds II) as shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust ("Declaration of Trust") contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Funds' total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is extremely remote because it is limited to the unlikely circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

                  Among the Boards' powers enumerated in the Agreements and Declaration of Trust is the authority to terminate the Trusts or any of their series, or to merge or consolidate the Trusts or one or more of their series with another trust or company without the need to seek shareholder approval of any such action.


                  As of September 30, 1997 to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding Class R Shares of the respective Funds indicated:



Name of Fund/Name and                                            Number of             Percent
Address of Record Owner                                        Shares Owned           of Shares

Growth Fund

         Charles Schwab & Co., Inc.                             18,675,502             36.66
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.                       4,265,685              8.37
         For The Exclusive Benefit of Our Customers
         ATTN:  Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730

Small Cap Opportunities Fund

         Charles Schwab & Co., Inc.                              4,875,495             36.73
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.                       1,027,699              9.10
         For the Exclusive Benefit of Our Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Small Cap Fund

         The Trust Company of                                      735,263              7.57
         Knoxville
         620 Market Street, #300
         Knoxville, TN 37902-2232

         Charles Schwab & Co., Inc.                              1,544,261             15.89
         101 Montgomery Street
         San Francisco, CA 94104-4122

Micro Cap Fund

         Charles Schwab & Co., Inc.                              6,178,834             36.62
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.                         980,263              5.81
         For the Exclusive Benefit of Our Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Equity Income Fund




Name of Fund/Name and                                            Number of            Percent
Address of Record Owner                                        Shares Owned          of Shares

         Charles Schwab & Co., Inc.                              1,085,789             51.12
         101 Montgomery Street
         San Francisco, CA 94104-4122

International Growth Fund

         Charles Schwab & Co., Inc.                                460,926             18.58
         101 Montgomery Street
         San Francisco, CA  94104-4122

         Stanley S. Schwartz TR                                    209,595              8.45
         U/A December 20, 1988 Stanley S. Schwartz
         Rev Living Trust/Arista Foundation
         Montgomery Asset Management
         Attn:  S. Wang
         101 California Street
         San Francisco, CA  94111-2702

         Resources Trust Co. Custody                               241,362              9.73
         For the Exclusive Benefit of Ian
         P.O. Box 3865
         Englewood, CO 80155-3865

International Small Cap Fund

         Charles Schwab & Co., Inc.                              1,202,775             40.90
         101 Montgomery Street
         San Francisco, CA  94104-4122

         National Financial Services Corp for the                  206,203              7.01
         Exclusive Use of Our Customers
         Attn: Mutual Funds
         PO Box 3730
         Church Street Station
         New York, NY  10008-3730

Emerging Markets Fund

         Charles Schwab & Co., Inc.                             35,178,272             45.39
         101 Montgomery Street
         San Francisco, CA 94014-4122

         National Financial Services Corp.                       6,415,317              8.28
         For the Exclusive Benefit of Our
         Customers
         Attn: Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730

Emerging Asia Fund

         Charles Schwab & Co., Inc.                              1,043,187             34.78
         101 Montgomery Street
         San Francisco, CA  94104-4122




Name of Fund/Name and                                            Number of           Percent
Address of Record Owner                                        Shares Owned         of Shares

         National Financial Services Corp.                         490,193             16.34
         For the Exclusive Benefit of Our Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Global Opportunities Fund

         Charles Schwab & Co., Inc.                                697,590             38.29
         101 Montgomery Street
         San Francisco, CA  94104-4122

         National Financial Services Corp.                         134,397              7.38
         For The Exclusive Benefit of Our Customers
         --ATTN:  Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY  10008-3730

         Wayne Boich                                               133,436              7.32
         155 East Broad, No. 23
         Columbus, OH  43215-3609

Global Communications Fund

         Charles Schwab & Co., Inc.                              3,029,720             39.65
         101 Montgomery Street
         San Francisco, CA 94104-4122

Select 50 Fund

         Charles Schwab & Co., Inc.                              3,459,076             31.11
         101 Montgomery Street
         San Francisco, CA 94104-4122

         National Financial Services Corp.                       1,175,797             10.57
         For the Exclusive Benefit of Our Customers
         Attn Mutual Funds
         P.O. Box 3730
         Church Street Station
         New York, NY 10008-3730

Latin America Fund

         Charles Schwab & Co., Inc.                                105,664             12.71
         101 Montgomery Street
         San Francisco, CA 94104-9122

         Donaldson, Lufkin & Jenrette                               45,872              5.52
         Securities Corporation
         Mutual Funds Department, 5th Floor
         P.O. Box 2052
         Jersey City, NJ 07303-2052



Name of Fund/Name and                                              Number of           Percent
Address of Record Owner                                          Shares Owned         of Shares

      Montgomery Securities                                         61,118              7.35
      401K Deferred Compensation Plan
      For the Exclusive Benefit of Clients
      Attn: Jeanette Harrison
      600 Montgomery Street
      San Francisco, CA 94111-2777

      Nations Banc Montgomery Seecurities                           83,333             10.03
      001-00200-14
      Attn: Mutual Funds, 5th Floor
      600 Montgomery Street
      San Francisco, CA 94111-2702

U.S. Asset Allocation Fund

      Charles Schwab & Co., Inc.                                 2,126,188             33.16
      101 Montgomery St.
      San Francisco, CA  94104-4122

      National Financial Services Corp.                            882,783             13.77
      For the Exclusive Benefit of Our Customers
      Attn Mutual Funds
      P.O. Box 3730
      Church Street Station
      New York, NY  10008-3730

Total Return Bond Fund

      Asset Allocation Fund                                      6,281,199             93.76
      Attn: Gina Lopez
      101 California Street
      San Francisco, CA 94111-5802

Short Duration Government Bond Fund

      Charles Schwab & Co., Inc.                                 1,376,828             31.47
      101 Montgomery Street
      San Francisco, CA 94104-4122

      Donaldson, Lufkin & Jenrette                                 451,734             10.32
      Securities Corp.
      Mutual Funds Department, 5th Floor
      P. O. Box 2052
      Jersey City, NJ  07383-2052

      KONIAG Inc.                                                  480,341             10.98
      c/o Montgomery Asset Management
      Attn: Carl Obeck
      600 Montgomery Street
      San Francisco, CA  94111-2702



Name of Fund/Name and                                             Number of           Percent
Address of Record Owner                                         Shares Owned         of Shares

         Prudential Securities Inc.                                553,649             12.65
         Special Custody Account for The Exclusive
         Benefit of Customers-PC
         1 New York Plaza
         Attn:  Mutual Funds
         New York, NY  10004-1902

         Wertheim Schroeder & Co. Inc.                             255,929              5.85
         Mutual Fund Control A/C
         c/o LEWCO Securities
         Attn: Tony Muoia
         34 Exchange Place, Floor 4
         Jersey City, NJ 07302-3901

Government Reserve Fund

         Mary Miner, Trustee for Robert                         59,393,306             10.72
         Miner and Mary Miner Trust
         U/A dated 3/14/94
         1832 Baker Street
         San Francisco, CA  94115-2011

California Tax-Free Intermediate Bond Fund

         Charles Schwab & Co., Inc.                                913,915             45.83
         101 Montgomery Street
         San Francisco, CA 94104-4122
         Montgomery Securities                                     113,202              5.68
         110-02832-15
         Attn:  Mutual Funds -- 4th Floor
         600 Montgomery Street
         San Francisco, CA  94111-2777

California Tax-Free Money Market Fund

         First Broadcasting Company                              8,020,823              5.14
         Attn: Ron Unkefer
         300 Broadway
         San Francisco, CA 94133




                  As of September 30, 1997 to the knowledge of the Funds, the following shareholders owned of record 5 percent or more of the outstanding
Class P Shares of the respective Funds indicated:

Name of Fund/Name and                                              Number of        Percent
Address of Record Owner                                           Shares Owned     of Shares


Growth Fund

         Dreyfus Investment Services Corp.                           1,014             26.56
         FBO 649772181
         2 Mellon Bank Center, Room 177
         Pittsburg, PA 15259-0001

         Dreyfus Investment Services Corp.                            238               6.24
         FBO 659026941
         2 Mellon Bank Center, Room 177
         Pittsburg, PA 15259-0001

         Gruntal & Co.                                                357               9.34
         FBO 210-08164-18
         14 Wall Street
         New York, NY 10005-2101

         ABN AMRO Chicago Corp.                                       239               6.26
         FBO 086-79443-16
         Attn: Mutual Fund Operations
         P.O. Box 6108
         Chicago, IL 60680-6108

         Gruntal & Co., L.L.C.                                        243               6.38
         FBO 825-28374-12
         14 Wall Street
         New York, NY 10005-2101

         Gruntal & Co., L.L.C.                                        281               7.36
         FBO 886-09481-19
         14 Wall Street
         New York, NY 10005-2101

         Gruntal & Co., L.L.C.                                        281               7.36
         FBO 886-09482-18
         14 Wall Street
         New York, NY 10005-2101

         Gruntal & Co., L.L.C.                                        237               6.22
         FBO 886-09483-17
         14 Wall Street
         New York, NY 10005-2101

Small Cap Opportunities Fund

         E*Trade Securities Inc.                                      348              56.06
         A/C 7880-1618
         Thomas S. Smogolski C/F
         Four Embarcadero Place
         2400 Geng Road
         Palo Alto, CA 94303-3317



Name of Fund/Name and                                             Number of          Percent
Address of Record Owner                                          Shares Owned       of Shares


      U.S. Clearing Corp.                                             138              22.26
      FBO 720-90531-10
      26 Broadway
      New York, NY 1004-1798

      Gruntal & Co., L.L.C.                                           135              21.69
      FBO 886-10149-11
      14 Wall Street
      New York, NY 10005-2101

Small Cap Fund

      State Street Bank & Trust Co.                               176,596              41.94
      U/A July 01, 1996
      McClaren/Hart Employee Ret. Plan
      P.O. Box 1992
      Boston, MA 02105-1992

      State Street Bank & Trust Co.                               80, 184              19.04
      U/A January 2, 1996
      Waretek US Inc. Employee Savings &
      Investment Plan
      P.O. Box 1992
      Boston, MA 02105-1992

      State Street Bank & Trust Co. Tr.                            44,030              10.46
      GE 401K Trac Plans
      c/o Defined Contributions BFDS
      P.O. Box 8705
      Boston, MA 0226-8705

      State Street Bank & Trust Co. Tr.                            81,450              19.34
      U/A December 1, 1993
      Ameridata Tech. Employee Svgs. Plan
      Attn: Steven Shipman - Master Tr. W6C
      One Enterprise Drive
      No. Quincy, MA 02171-2126

      State Street Bank & Trust Co.                                38,819               9.22
      The Bordon Group, Inc.
      401K Retirement & P.S.P.
      P.O. Box 1992
      Boston, MA 02105-1992

Equity-Income Fund

         State Street Bank & Trust Co. Tr.                         63,370              99.98
         U/A Dec. 01, 1993
         Ameridata Tech Employee Svgs. Plan
         Attn: Steven Shipman Master Tr. W6C
         One Enterprise Drive
         No. Quincy, MA 02171-2126

Emerging Markets Fund



Name of Fund/Name and                                            Number of            Percent
Address of Record Owner                                         Shares Owned         of Shares


         State Street Bank & Trust Co.                             27,464              64.80
         V/A Jan. 2, 1996
         Waretek US Inc. Employee Savings &
          Investment Plan
         P.O. Box 1992
         Boston, MA  02105-1992

         US Clearing Corp.                                          2,199               5.19
         FB0 720-90531-10
         26 Broadway
         New York, NY 1004-1798

         US Clearing Corp.                                          5,851              13.81
         FBO 780-16649-18
         26 Broadway
         New York, NY 10004-1798

Select 50 Fund

         Gruntal & Co., LLC                                           122               5.13
         FBO 884-04563-16
         14 Wall Street
         New York, NY 10005-2101

         BA(1) Investment Services                                    925              38.77
         FBO 423416511
         185 Berry Street, 3rd Fl.
         San Francisco, CA 94107-1729
         No. Quincy, MA 02171-2126

         BA(1) Investment Services                                    556              23.26
         FBO 210426271
         185 Berry Street, 3rd Fl.
         San Francisco, CA 94107-1729
         No. Quincy, MA 02171-2126

         US Clearing Corp.                                            252              10.56
         FBO 780-95252-10
         26 Broadway
         Investment Plan
         New York, NY  10004-1798

         Anthony J. Mattio                                            226               9.49
         Bank of America NT&SA
         As IRA Rollover Custodian
         2555 Sundew Ave.
         Henderson, NV  89012-2911

U.S. Asset Allocation Fund

         Gruntal & Co., LLC                                           316              26.59
         FBO 886-09482-18
         14 Wall Street
         New York, NY 10005-2101



Name of Fund/Name and                                             Number of          Percent
Address of Record Owner                                          Shares Owned       of Shares


         Gruntal & Co., LLC                                           316              26.59
         FBO 886-09481-19
         14 Wall Street
         New York, NY 10005-2101

         Gruntal & Co., LLC                                           290              24.36
         FBO 880-12981-11
         14 Wall Street
         New York, NY 10005-2101

         Gruntal & Co., LLC                                           267              22.46
         FBO 886-09483-17
         14 Wall Street
         New York, NY 10005-2101



                  As of October 7, 1997, officers and directors of the Montgomery Funds owned, in aggregate, of record more than 1% of the outstanding shares in the California Tax-Free Intermediate Bond Fund, holding a combined 2.5% of the shares outstanding.


                  The Trusts are registered with the Securities and Exchange Commission as non-diversified management investment companies, although each Fund, except for the Tax-Free Funds, is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statements filed with the SEC. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.


                              FINANCIAL STATEMENTS


                  Audited financial statements for the relevant periods ending June 30, 1997, for the Growth, Micro Cap, Small Cap, Small Cap Opportunities, Equity Income, Opportunities, Communications, International Growth, International Small Cap, Emerging Markets, Select 50, U.S. Asset Allocation, Global Asset Allocation, Short Bond, Reserve, Federal Tax-Free Money, California Intermediate Bond and California Money Funds, as contained in the Annual Report to Shareholders of such Funds for the fiscal year ended June 30, 1997 (the "Report"), are incorporated herein by reference to the Report.

                                   Appendix A


Description of Moody's corporate bond ratings:

Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Nonrated -- where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1An application for rating was not received or accepted.

2The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3There is a lack of essential data pertaining to the issuer.

4The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonably up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

Description of Standard & Poor's Corporation's corporate bond ratings:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) -- The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR -- indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch Investor's Service

AAA -- Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA-rated securities, and more subject to possible change over the term of the issue.

A -- Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB -- Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

      ---------------------------------------------------------------------

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                        MONTGOMERY INSTITUTIONAL SERIES:

                           EMERGING MARKETS PORTFOLIO

      ---------------------------------------------------------------------

                             THE MONTGOMERY FUNDS II


           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                              101 California Street
                         San Francisco, California 94111
                                 (415) 248-6330



                       STATEMENT OF ADDITIONAL INFORMATION
                                October 15, 1997

         The Montgomery Funds II (the "Trust") is an open-end management investment company organized as a Delaware business trust with different series of shares of beneficial interest. Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund") is a series of the Trust. The Fund is managed by Montgomery Asset Management LLC (the "Manager") and its shares are distributed by Funds Distributor, Inc. (the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the Prospectus for the Fund (the "Prospectus"), dated October 15, 1997, as may be revised from time to time. The Prospectus provides the basic information a prospective investor should know before purchasing shares of the Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus.


                                TABLE OF CONTENTS
                                                                          Page
                                                                          ----
The Trust.............................................................    B- 2
Investment Objective and Policies of the Fund.........................    B- 2
Risk Factors..........................................................    B-14
Investment Restrictions...............................................    B-16
Distributions and Tax Information.....................................    B-19
Trustees and Officers.................................................    B-25
Investment Management and Other Services..............................    B-31
Execution of Portfolio Transactions...................................    B-36
Additional Purchase and Redemption Information........................    B-40
Determination of Net Asset Value......................................    B-42
Principal Underwriter.................................................    B-44
Performance Information...............................................    B-44
General Information...................................................    B-48
Financial Statements..................................................    B-50
Appendix A............................................................    B-51

                                    THE TRUST


                  The Trust is an open-end management investment company organized as a Delaware business trust on September 10, 1993, and registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L). This Statement of Additional Information pertains to Montgomery Institutional Series: Emerging Markets Portfolio.


                  INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

                  The  investment   objective  and  policies  of  the  Fund  are
described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

                  The Fund is a diversified series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The achievement of the Fund's investment objective will depend on market conditions generally and on the Manager's analytical and portfolio management skills.

Portfolio Securities

                  Depositary  Receipts.  The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

                  Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either the Fund and affiliated persons of the Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by the Fund in excess of 1% of the company's total outstanding shares be deemed illiquid); or the Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. In accordance with applicable regulatory provisions of the State of California, the Manager has agreed to waive its management fee with respect to assets of the Fund that are invested in other investment companies.

                  U.S.   Government   Securities.   Generally,   the   value  of
obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") held by the Fund will fluctuate inversely with interest rates.

                  U.S.  Government  securities  in which  the  Fund  may  invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit

Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

Risk Factors/Special Considerations Relating to Debt Securities


                  The Fund may invest in debt securities which are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees (the "Board") without shareholder approval, the Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P or Fitch, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.


                  Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P or Fitch are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

                  Although such bonds may offer higher yields than higher rated securities, low rated debt securities generally involve greater price volatility and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect, and cause fluctuations in, the daily net asset value of the Fund's shares.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it invests in low rated debt securities, be more dependent upon such credit analysis than would be the case if the Fund were investing in higher rated debt securities.

                  Low rated debt  securities may be more  susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated debt securities, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek financial recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

                  In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of the transaction.

                  The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

                  Forward Contracts. The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date which is individually negotiated and privately traded by currency traders and their customers.

                  The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of the security or dividend or interest payment. In addition, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

                  In connection with the Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of the Fund's commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, the Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not engaged in such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

                  Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures
contracts  may  be  based  on  various  securities  (such  as  U.S.   Government
securities), securities indices, foreign currencies and other financial instruments and indices.

                  The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Fund will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

                  The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions generally will be entered into only for traditional hedging purposes - i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

                  Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

                  By using futures contracts to hedge its positions, the Fund seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire.

                  As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Fund's Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of the portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could substantially be offset by a decline in the value of the futures position.

                  The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase, respectively, the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

                  The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

                  Loss from investing in futures transactions by the Fund is potentially unlimited.

                  The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

                  Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

                  The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the foreign currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

                  The Fund may purchase and sell options that are traded on U.S. and foreign exchanges and options traded over the counter ("OTC options") with broker-dealers who make markets in these options. The ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Trading in OTC options is also subject to the risk that the other party will be unable or unwilling to close out options purchased by the Fund.

                  Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

                  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or
(vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

                  Although the Fund does not currently intend to do so, the Fund may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which the Fund may invest. A covered call option is an option where the Fund, in return for a premium, gives another party the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price of the underlying security declining. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

                  The Fund also may write covered put options which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. In order to "cover" the put options that it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with a value equal to or greater than the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options shall exceed 10% of the Fund's total assets.

                  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of the Fund's orders.

Other Investment Practices

                  Repurchase Agreements. As noted in the Prospectus, the Fund may enter into repurchase agreements. The Fund's repurchase agreements generally will involve a short- term investment in a U.S. Government security or other high grade liquid debt security, with the seller of the underlying security agreeing to repurchase it from the Fund at a mutually agreed-upon time and price. The repurchase price generally is higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the underlying security itself.

                  Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board of Trustees, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Fund enters into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees.

                  The Fund generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Fund regards repurchase agreements with maturities in excess of seven days as illiquid. The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

                  For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from the Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

                  Apart from the risk of bankruptcy or insolvency proceedings, the Fund also runs the risk that the seller may fail to repurchase the security. However, the Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement at all times equals or exceeds the repurchase price.

                  The Fund may participate in one or more joint accounts with other funds of the Trust that may invest in repurchase agreements collateralized either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event will have a duration of more than seven days.

                  Lending of Portfolio Securities. Although the Fund does not currently intend to do so, the Fund may lend its portfolio securities having a value of up to 10% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

                  For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

                  When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer. While the Fund reserves the right to sell when-issued or delayed delivery securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Fund does not believe that its net asset value will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund causes its custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will earn no income on these assets.

                  Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by the Fund in excess of 1% of that company's total outstanding shares. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.


                                  RISK FACTORS

Foreign Securities

                  Investors in the Fund should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.


Emerging markets Countries

                  The Fund invests in securities of companies  domiciled in, and in markets of, so-called "emerging markets countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging markets countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging markets countries may be slowed or reversed by unanticipated political or social events in such countries.


Exchange Rates and Polices

                  The Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

                  The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

                  The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

                  While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

                  Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

                             INVESTMENT RESTRICTIONS

                  The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. The Fund may not:

                  1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

                  2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 10% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

                  3. (a) Borrow money, except for temporary or emergency purposes from a bank, and then not in excess of 10% of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

                      (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

                  4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the

Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

                  5. Buy or sell real estate (including interests in real estate limited partnerships or issuers that qualify as real estate investment trusts under federal income tax law) or commodities or commodity contracts; however, the Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information.

                  6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

                  7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

                  8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and OTC options (and securities underlying such options) purchased by a Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, changes in relevant SEC interpretations.)

                  9. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

                  10. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

                  11. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase transactions.

                  12. Acquire or dispose of put, call, straddle or spread options except as described herein and in the Prospectus and subject to the following conditions:

                      (A) such options are written by other persons (except as described herein or in the Prospectus), and

                      (B) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund's total assets.

(This is an operating policy which may be changed without shareholder approval.)

                  13. Except as and unless described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

                  14. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Texas.)

                  15.  Purchase  more  than  10%  of  the   outstanding   voting
securities of any one issuer. (This is an operating policy which may be changed without shareholder approval.)

                  16. Invest in commodities, except for futures contracts or options on futures contracts, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

                  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

                  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                           DISTRIBUTIONS AND TAX INFORMATION

                  Distributions. The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.


                  The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders.


                  Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.


                  As stated in the Prospectus, dividends and other distributions will generally be made in the form of additional shares of the Fund. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.


                  Tax Information. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.


                  In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) for taxable years beginning on or before August 5, 1997, derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.


                  Distributions of net investment income and net realized capital gains will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.


                  The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

                  The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

                  The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.


                  If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund. In either case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.

                  The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

                  Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

                  For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

                  Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

                  Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

                  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code.

                  A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

                  Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

                  Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

                  Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

                  The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                              TRUSTEES AND OFFICERS

                  The Trustees are responsible for the overall management of the Fund, including general supervision and review of its investment activities. The officers, who administer the Fund's daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

Richard W. Ingram, President and Treasurer (Age 41)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Ingram is the Executive Vice President and Director of Client Services and Treasury Administration of FDI; Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by JP Morgan ("Morgan"), Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse"), RCM Capital Management LLC ("RCM") and Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Services and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (Age 30)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc. ("TBCA").

Elizabeth A. Keeley, Vice President and Assistant Secretary (Age 27)

200 Park Avenue, New York, New York 10166. Ms. Keeley is the Vice President and Senior Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, RCM, Waterhouse and Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1995, Ms. Keeley was an Assistant at the National Association for Public Interest Law.

Christopher J. Kelley, Vice President and Assistant Secretary (Age 32)

60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

John E. Pelletier, Vice President and Secretary (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 0209. Mr. Pelletier is the Senior Vice President, General Counsel, Secretary and Clerk of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus,

Waterhouse, RCM and Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray (a Boston law firm).

Gary S. MacDonald, Vice President and Assistant Treasurer (Age 32)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. MacDonald is the Vice President of FDI with which he has been associated since November 1996. He also is an officer of certain investment companies advised or administered by RCM. From September 1992 to November 1996 he was Vice President of Bay. Banks Investment Management/Bay Bank Financial Services; and from April 1989 to September 1992 he was an Analyst at Wellington Management Company.

Marie E. Connolly, Vice President and Assistant Treasurer (Age 40)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (Age 28)

60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (Age 35)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

John A. Farnsworth, Trustee (Age 55)

One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner off Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., and executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (Age 53)

750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (Age 48)

2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.



R. Stephen Doyle, Chairman of the Board of Trustees (Age 56).*

101 California Street, San Francisco, California 94111. Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, the Fund's former distributor, and has been employed by Montgomery Securities since October 1983.


                  The officers of the Trust, and the Trustees who are considered
"interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Fund and Montgomery Securities will receive commissions for executing portfolio transactions for the Fund. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended June 30, 1997, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1997 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

                                                                                         Total
                                                                     Pension or          Compensation
                                                 Aggregate           Retirement          From the
                           Aggregate             Compensation        Benefits            Trusts and
                           Compensation          from The            Accrued as          Fund Complex
                           from The              Montgomery          Part of Fund        (1 additional
Name of Trustee            Montgomery Funds      Funds II            Expenses*           Trust)
---------------            ----------------      ------------        ------------        ------
R. Stephen Doyle           None                  None                --                    None

John A. Farnsworth         $25,000               $5,000              --                    $35,000

Andrew Cox                 $25,000               $5,000              --                    $35,000

Cecilia H. Herbert         $25,000               $5,000              --                    $35,000

-------------
      * Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.


                                      B-21

          *   The Trusts do not maintain pension or retirement plans.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

                  Investment Management Services. As stated in the Prospectus, investment management services are provided to the Fund by Montgomery Asset Management LLC, the Manager, pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds II dated July 31, 1997 (the "Agreement").


                  The Agreement is in effect with respect to the Fund for two years after the Fund's inclusion in its Trust's Agreement (on or around its beginning of public operations) and then continues for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by the Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.


                  For services performed under the Agreement, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund, at the annual rate of one and twenty-five one-hundredths of one percent (1.25%) of the first $50 million in average daily net assets, one percent (1.00%) of the next $50 million in average daily net assets and nine-tenths of one percent (.90%) of amounts over $100 million in average daily net assets.

                  As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses, expressed on an annualized basis, at or below one and twenty-five one hundredths of one percent (1.25%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

                  Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, if any, expenses incurred in connection with any merger or reorganization, any extraordinary expenses such as litigation, and such other expenses as may be deemed excludable with the prior written approval of any state securities commission imposing an expense limitation. The Manager may also at its discretion from time to time pay for other Fund expenses from its own funds or reduce the management fee of the Fund in excess of that required.

                  The Agreement was approved with respect to the Fund by the Board of Trustees of the Trust at a duly called meeting. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period following such reduction subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. The Trustees also considered that any such management fee reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

                  As compensation for its investment management services the Fund paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreement may have instead been waived by the Manager, but may be subject to reimbursement by the Fund as discussed previously.


                                             Year or Period Ended June 30,
                                        -------------------------------------
                                         1997           1996           1995
                                         ----           ----           ----

Emerging Markets Portfolio            $3,614,992     $2,827,007     $1,789,283



                  The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

                  The use of the name "Montgomery" by the Trust and by the Fund is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Fund.

                  Share Marketing Plan. The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act. The Distributor serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Fund pursuant to the 12b-1 Plan.

                  Prior to August 24, 1995, the Fund offered only one class of shares. On that date, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of the Fund approved the 12b-1 Plan covering each Class. The single class of shares existing before that date was redesignated the Class R shares. Class R shares are not covered by the 12b-1 Plan.

                  Under the 12b-1 Plan, the Fund pays distribution fees to the Distributor at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Distributor for its expenses in connection with the promotion and distribution of those Classes.

                  The 12b-1 Plan provides that the Distributor may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

                  Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Distributor.

                  The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

                  All distribution fees paid by the Fund under the 12b-1 Plan will be paid in accordance with Article III, Rule 2830 of the NASD Rules of Conduct as such Rule may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of the Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

                  Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to the Fund. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Fund pursuant to the Services Plan. The Trust has not yet implemented the Services Plan for the Fund and has not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

                  On August 24, 1995, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the newly designated Class P and Class L shares of the Fund. The initial shareholder of the Class P and Class L shares, if any, of the Fund approved the Services Plan covering each Class. Class R shares are not covered by the Services Plan.

                  Under the Services Plan, when implemented, Class P and Class L of the Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of the Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to the Fund, including responding to shareholder inquiries.

                  The Distributor. The Distributor may provide certain administrative services to the Fund on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Fund, including issuers of securities in which the Fund may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Fund, and may restrict the ability of the Distributor to provide services to the Fund.

                  The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Fund's assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

                  In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, the Fund and the Trust's Board of Trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or the Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

                  The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. The Fund may purchase ADRs and EDRs listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest may be traded in the over-the-counter markets.

                  Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

                  In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

                  Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Manager may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

                  While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Manager, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Manager in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Fund.

                  Investment decisions for the Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

                  To the extent any of the Manager's client accounts and the Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

                  In addition, on occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Fund's account by reason of activities of Montgomery Securities or its affiliates. It is the judgment of the Board of Trustees that the Fund will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its advisory arrangements with the Manager and the

Manager's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

                  The Manager's sell discipline for the Fund's investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. The Fund will limit investments in illiquid securities to 15% of net assets.

                  Sell  decisions  at the  country  level are  dependent  on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

                  At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

                  For the year ended June 30, 1997, the Fund's total securities transactions generated commissions of $2,250,280, none of which was paid to Montgomery Securities. For the year ended June 30, 1996, the Fund's total securities transactions generated commissions of $2,251,340, none of which was paid to Montgomery Securities. For the year ended June 30, 1995, the Fund's total securities transactions generated commissions of $1,578,108, none of which was paid to Montgomery Securities. For the year ended June 30, 1994, the Fund's total securities transactions generated commissions of $614,484, none of which was paid to Montgomery Securities. Montgomery Securities was an affiliate of the Manager's predecessor during those periods.


                  The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund. Brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Fund for their customers.

                  Depending on the Manager's view of market conditions, the Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

                  When in the judgment of the Manager it is in the best interests of the Fund, an investor may purchase shares of the Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objective and policies, and the tendered securities are otherwise acceptable to the Fund's Manager. For the purposes of sales of shares of the Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares.

                  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                  The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, as described below or under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will normally make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

                  When in the judgment of the Manager it is in the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager in its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

                  The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                  As noted in the Prospectus, the net asset value of the Fund is dtermined once daily as of the Fund's cutoff time on each day that the NYSE is open for trading. Generally, this is 4:00 p.m. eastern time or earlier when trading closes earlier. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund may, but does not expect to, determine the net asset value of its shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


                  Generally,  trading in and valuation of foreign  securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value unless the Trustees or their delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

                  Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

                  The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange, are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                  Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

                  An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

                  If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board of Trustees. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

                  Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

                  All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                              PRINCIPAL UNDERWRITER

                  The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, and is a member of most of the principal securities exchanges in the U.S. and is a member of the NASD. The Underwriting Agreement between the Fund and the Distributor is in effect until May 23, 1996, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding securities of the Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Fund's shares.

                             PERFORMANCE INFORMATION

                  As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and investor communications to illustrate its past performance. Performance figures will be calculated separately for Class R, Class P and Class L shares.

                  Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC, expressed as follows:

                                          n
                                  P(1 + T) =ERV

         Where:   P      =       a hypothetical initial payment of $1,000.

                  T      =       average annual total return.

                  n      =       number of years.

                  ERV    =       Ending   Redeemable  Value  of  a  hypothetical
                                 $1,000  investment  made at the  beginning of a
                                 1-,  5- or  10-year  period  at the end of each
                                 respective   period  (or   fractional   portion
                                 thereof),    assuming   reinvestment   of   all
                                 dividends   and   distributions   and  complete
                                 redemption of the hypothetical investment at the end of the measuring period.

                  Aggregate Total Return. The Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

         Where:   P     =        a hypothetical initial payment of $10,000.

                  ERV   =        Ending   Redeemable  Value  of  a  hypothetical
                                 $10,000  investment  made at the beginning of a
                                 l-, 5- or 10-year period at the end of a l-, 5-
                                 or  10-year  period  (or   fractional   portion
                                 thereof),    assuming   reinvestment   of   all
                                 dividends   and   distributions   and  complete
                                 redemption of the hypothetical investment at the end of the measuring period.

                  The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. The total return information also assumes cash investments and redemptions and, therefore, includes the applicable expense reimbursement fees discussed in the Prospectus. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                  The average annual total return for the Fund for the periods indicated was as follows:


                                                                   Inception*
                                          Year Ended                 through
                                         June 30, 1997            June 30, 1997
                                        --------------           ---------------
Emerging Markets Portfolio                   20.45%                    4.90%


*  December 17, 1993


                  Comparisons. To help investors better evaluate how an investment in the Fund might satisfy their investment objectives, advertisements and other materials regarding the Fund may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices and averages may be used:

        a)  Standard  & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Bank Rate Monitor -- A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper - Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Salomon Brothers Bond Market Roundup -- A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

                  In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

                  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Fund to calculate its figures.

                  Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                  Reasons to Invest in the Fund. From time to time, the Fund may publish or distribute information and reasons supporting the Manager's belief that the Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Fund may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth.

                  Research. Largely inspired by its affiliate, Montgomery Securities -- which has established a tradition for specialized research in emerging growth companies -- the Manager has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of the Montgomery Funds style.


                  The portfolio managers for the Fund work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

                  Extensive research into companies that are not well known -- discovering new opportunities for investment -- is a theme that may be used for the Fund.

                  In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market.

                               GENERAL INFORMATION

                  Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the Trust's organization and the registration of shares of the Fund as one of the three initial series of the Trust have been assumed pro rata by each series; expenses incurred in connection with the establishment and registration of shares of any other funds constituting a separate series of the Trust will be assumed by each respective series. The expenses incurred in connection with the establishment and registration of shares of the Fund as a separate series of the Trust have been assumed by the Fund and are being amortized over a period of five years commencing with the date of the Fund's inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by the Fund and will be reimbursed for such expenses after commencement of the Fund's operations. Investors purchasing shares of the Fund bear such expenses only as they are amortized daily against the Fund's investment income.

                  As noted above, Morgan Stanley and Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

                  Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Fund's Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's Transfer and Dividend Disbursing Agent.

                  Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Fund.


                  The validity of shares offered hereby will be passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.


                  Among the Trustees' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any series of the Trust, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

                  As of September 30, 1997, to the knowledge of the Fund, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:


       Name of Fund/Name and                     Number of          Percent
      Address of Record Owner                   Shares Owned       of Shares
      -----------------------                   ------------       ---------

Pacific Gas & Electric Company                   1,052,378            19.04
Retirement Plan
Attn: Peter Corippo
77 Beale Street, 24th Floor
Room 2461
San Francisco, CA  94105-1828

Leland Stanford Junior University                1,170,837            21.18
2770 Sand Hill Road
Menlo Park, CA  94025-7020

General Electric Pension Trust                     526,240             9.52
3003 Summer Street
Stamford, CT  06905-4317

Chase Manhattan Bank Tr.                           522,023             9.44
Reynolds Metals Retirement Trust
P.O. Box 27003
Richmond, VA  23261-7003

ASEA Brown Boveri Master Trust                     612,904            11.09
c/o Eric W. Wood
P.O. Box 120071
Stanford, CT  06912-0071

Bankers Trust of CA NA TR                          293,483             5.31
U/A Jan 2, 1997
Pacificorp Retirement Trust
300 S. Grand Ave., 40th Floor
Los Angeles, CA 90071-3110


                  As of September 30, 1997, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

                  The Trust is registered with the Securities and Exchange Commission as a non-diversified management investment company, although the Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS


                  Audited financial statements for the relevant period ended June 30, 1997 for the Fund as contained in the Annual Report to Shareholders of the Fund for the fiscal period ended June 30, 1997 (the "Report"), are incorporated herein by reference to the Report.

                                   Appendix A

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Nonrated - where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonably up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

Description of Standard & Poor's Corporation's corporate bond ratings:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch Investor's Service

AAA - Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA-rated securities, and more subject to possible change over the term of the issue.

A - Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB - Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                             THE MONTGOMERY FUNDS II
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------

Item 24. Financial Statements and Exhibits

         (a)      For  Montgomery   Institutional   Series:   Emerging   Markets
                  Portfolio:


                  (1) Portfolio Investments as of June 30, 1997; Statement of Assets and Liabilities as of June 30, 1997; Statement of
                  Operations for the Year Ended June 30, 1997; Statement of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997; Notes to Financial Statements; Independent Auditor's Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of Montgomery Institutional Series: Emerging Markets Portfolio for the year ended June 30, 1997.


         (b)      For Montgomery U.S. Asset Allocation Fund:


                  (1) Portfolio Investments as of June 30, 1997; Statement of Assets and Liabilities as of June 30, 1997; Statement of
                  Operations for the Year Ended June 30, 1997; Statement of Changes in Net Assets for the year ended June 30, 1997; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1997; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of Montgomery Asset Allocation Fund for the year ended June 30, 1997.


         (c)      Exhibits:

                  (1)      Amended and Restated  Agreement  and  Declaration  of
                           Trust.D

                  (2)      Amended and Restated By-Laws.D

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)      Form of Investment Management Agreement.G

                  (6)      Form of Underwriting Agreement.G

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Custodian Agreement.E

------------------

A Previously filed as part of Pre-Effective Amendment No. 2 to the Registration Statement, filed on November 24, 1993.
B Previously filed as part of the Registration Statement, filed on October 1, 1993.
C Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 15, 1993.
D Previously filed as part of Post-Effective Amendment No. 9 to the Registration Statement, filed on November 1, 1994.
E Previously filed as part of Post-Effective Amendment No. 11 to the Registration Statement, filed on March 31, 1995.
F Previously filed as part of Post-Effective Amendment No. 14 to the Registration Statement, filed on September 13, 1995.
G Previously filed as part of Post-Effective Amendment No. 22 to the Registration Statement, filed on July 31, 1997.

                  (9)(A)   Administrative Services Agreement.G

                  (9)(B)   Form of Multiple Class Plan.F

                  (9)(C)   Form of Shareholder Services Plan.F

                  (10) Consent and Opinion of Counsel as to legality of shares.C

                  (11)     Consent of Independent Auditors

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Form of Subscription Agreement for initial shares.C

                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Form of Share Marketing Plan (Rule 12b-1 Plan)G

                  (16)(A)  Performance Computation for Montgomery  Institutional
                           Series: Emerging Markets Portfolio.E

                  (16)(B)  Performance    Computation   for   Montgomery   Asset
                           Allocation Fund.E

                  (27) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended December 31, 1996.


------------------

A Previously filed as part of Pre-Effective Amendment No. 2 to the Registration Statement, filed on November 24, 1993.
B Previously filed as part of the Registration Statement, filed on October 1, 1993.
C Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 15, 1993.
D Previously filed as part of Post-Effective Amendment No. 9 to the Registration Statement, filed on November 1, 1994.
E Previously filed as part of Post-Effective Amendment No. 11 to the Registration Statement, filed on March 31, 1995.
F Previously filed as part of Post-Effective Amendment No. 14 to the Registration Statement, filed on September 13, 1995.
G Previously filed as part of Post-Effective Amendment No. 22 to the Registration Statement, filed on July 31, 1997.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, LLC, a Delaware limited company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 26.  Number of Holders of Securities



                                                        Number of Record Holders
         Title of Class                                 as of September 30, 1997
         --------------                                 ------------------------
         Montgomery Institutional Series:
               Emerging Markets Portfolio                      32

         Montgomery U.S. Asset Allocation Fund              8,607



Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Effective July 31, 1997, MAM, L.P. completed the sale of substantially all of its assets to the current investment manager -- Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank AG. Mr. R. Stephen Doyle is the Chief Executive Officer, Mr. Mark B. Geist is the President, Mr. Kevin T. Hamilton is a Managing Director, Mr. John T. Story is an Executive Vice President and Mr. David E. Demarest is a Managing Director and Chief Administrative Officer of MAM, LLC. In addition to their positions as officers, each of them is also a Director of MAM, LLC. Mr. Heinz Josef Hockmann, Mr. Dietrich-Kurt Frowein and Mr. Andreas Kleffel (each of whom is an officer of Commerzbank) also are Directors of MAM, LLC.

                  Prior to July 31, 1997, Montgomery Securities, which is a broker-dealer and the prior principal underwriter of The M ontgomery Funds, was the sole limited partner of the prior investment manager, Montgomery Asset
Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. was a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. R. Stephen Doyle was the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist was the President, John T. Story was the Managing Director of Mutual Funds and Executive Vice President; and David E. Demarest was Chief Administrative Officer. Information about the individuals who functioned as officers of MAM, L.P. was set forth in Part B of Post-Effective Amendment No. 51 to the Registration Statement was filed with the Commission on July 16, 1997 and are herein incorporated by reference.


Item 29. Principal Underwriter

               (a)   Funds Distributor, inc. currently acts as distributor for:
                        BJB Investment Funds
                        Burridge funds
                        The Brinson Funds
                        Fremont Mutual Funds, Inc.
                        Harris Insight Funds Trust
                        HT Insight Funds, Inc. d/b/a Harris Insight Funds
                        The JPM Advisor Funds
                        The JPM Institutional Funds
                        The JPM Poerpoint Funds
                        The JPM Series Trust
                        The JPM Series Trust II
                        LKCM Fund
                        Monetta Trust
                        The Munder Framlington Funds Trust
                        The Munder Funds Trust
                        The Munder Funds, Inc
                        Orbitex Group of Funds
                        The PanAgora Institutional Funds
                        RCM Capital Funds, Inc.
                        RCM Equity Funds, Inc.
                        St. Clair Funds, Inc.
                        The Skyline Funds
                        Waterhouse Investors Cash Management Fund, Inc.
                        WEBS Index Fund, Inc.

Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker- dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.


                  (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:


                  Director, President and Chief           Marie E. Connolly
                  Executive Officer
                  Executive Vice President                Richard W. Ingram
                  Executive Vice President                Donald R. Robertson
                  Senior Vice President, General          John E. Pelletier
                  Counsel, Secretary and Clerk
                  Senior Vice President                   Michael S. Petrucelli
                  Director, Senior Vice President         Joseph F. Tower, III
                  Treasurer and Chief Financial Officer
                  Senior Vice President                   Paula R. David
                  Senior Vice President                   Bernard A. Whalen
                  Director                                William J. Nutt

                  (c)      Not Applicable.


Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which will be kept by the Registrant at 600 Montgomery Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

                  (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 8th day of October, 1997.



                                           THE MONTGOMERY FUNDS II



                                           By:      Richard W. Ingram*
                                                    ------------------------
                                                    Richard W. Ingram
                                                    President and Treasurer
                                                    (Principal Executive Officer
                                                    and Principal Accounting and
                                                    Financial Officer)


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle *          Trustee                    October 8, 1997
------------------
R. Stephen Doyle


Andrew Cox *                Trustee                    October 8, 1997
------------
Andrew Cox


Cecilia H. Herbert *        Trustee                    October 8, 1997
--------------------
Cecilia H. Herbert


John A. Farnsworth *        Trustee                    October 8, 1997
--------------------
John A. Farnsworth




* By:    /s/ Julie Allecta
         ----------------------------------------------------
         Julie  Allecta,   Attorney-in-Fact
         pursuant  to  Powers  of  Attorney previously filed.

                             THE MONTGOMERY FUNDS II

                                  EXHIBIT INDEX



         No.                                Exhibit
         ---                                -------


         11                         Consent of Independent Auditors'

                             THE MONTGOMERY FUNDS II

                                  EXHIBIT INDEX



         No.                  Exhibit

         11            Consent of Independent Auditors'